UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	September 30, 2017

Item 1.  Schedule of Investments.

The Company’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Portfolio

Consolidated Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (33.0%)
Australia (0.0%)
Goodman Group REIT	33	$—	@
Stockland REIT	70	—	@
		—	@
Austria (0.2%)
Erste Group Bank AG (a)	2,209	95
Raiffeisen Bank International AG (a)	923	31
		126
Belgium (0.2%)
KBC Group N.V.	1,981	168

Denmark (0.9%)
DSV A/S	5,718	433
ISS A/S	5,771	232
		665
France (11.4%)
Accor SA	15,645	777
Aeroports de Paris (ADP)	636	103
Atos SE	4,536	704
BNP Paribas SA	8,372	675
Bouygues SA	12,272	582
Capgemini SE	8,346	978
Cie de Saint-Gobain	11,639	694
Credit Agricole SA	8,353	152
Groupe Eurotunnel SE	14,283	172
Metropole Television SA	942	22
Natixis SA	7,419	59
Peugeot SA	58,318	1,389
Rexel SA	13,511	234
Societe Generale SA	6,049	354
Television Francaise 1	2,941	43
Vinci SA	19,669	1,869
		8,807
Germany (1.6%)
Commerzbank AG (a)	8,430	115
Deutsche Boerse AG	7,116	771
Fraport AG Frankfurt Airport Services Worldwide	1,850	176
ProSiebenSat.1 Media SE (Registered)	3,473	118
Stroeer SE & Co. KGaA	613	40
		1,220
Greece (0.2%)
Alpha Bank AE (a)	30,805	61
Eurobank Ergasias SA (a)	43,611	38
National Bank of Greece SA (a)	182,486	62
Piraeus Bank SA (a)	8,714	30
		191
Hong Kong (0.0%)
Hanergy Thin Film Power Group Ltd. (a)(b)(c)	178,000	1

Ireland (0.4%)
Bank of Ireland Group PLC (a)	7,366	60
CRH PLC	6,590	252
		312
Italy (3.4%)
Atlantia SpA	26,160	826
Intesa Sanpaolo SpA	107,460	378
Mediaset SpA (a)	26,787	93
Mediobanca SpA	88,964	955
UniCredit SpA (a)	15,103	321
Unione di Banche Italiane SpA	6,969	36
		2,609
Netherlands (1.7%)
ABN AMRO Group N.V. CVA (d)	1,858	56
ING Groep N.V.	30,562	563
Randstad Holding N.V.	10,969	679
		1,298
Russia (2.7%)
Gazprom PJSC ADR	74,986	314
LUKOIL PJSC ADR	5,922	313
Magnit PJSC GDR	4,269	175
MMC Norilsk Nickel PJSC ADR	8,725	150
Mobile TeleSystems PJSC ADR	6,700	70
Novatek PJSC (Registered GDR)	1,236	145
PhosAgro PJSC GDR	1,632	23
Rosneft Oil Co., PJSC (Registered GDR)	16,094	89
Rostelecom PJSC ADR	231	2
RusHydro PJSC ADR	9,542	14
Sberbank of Russia PJSC ADR	34,997	498
Severstal PJSC GDR	2,312	35
Sistema PJSC FC GDR	2,415	12
Surgutneftegas OJSC ADR	10,704	54
Tatneft PJSC ADR	2,268	97
VTB Bank PJSC (Registered GDR)	22,945	49
X5 Retail Group N.V. GDR (a)	1,386	62
		2,102
Spain (2.2%)
Banco Bilbao Vizcaya Argentaria SA	56,979	509
Banco de Sabadell SA	41,958	88
Banco Santander SA	113,932	796
Bankia SA	9,087	44
Bankinter SA	5,324	50
CaixaBank SA	21,019	105
Mediaset Espana Comunicacion SA	7,460	84
		1,676
Switzerland (1.4%)
Adecco Group AG (Registered)	13,759	1,071

United States (6.7%)
Bank of America Corp.	16,336	414
BB&T Corp.	1,337	63
Capital One Financial Corp.	10,862	920
CIT Group, Inc.	240	12
Citigroup, Inc.	4,505	328
Citizens Financial Group, Inc.	829	31

Comerica, Inc.	288	22
Discover Financial Services	14,424	930
East West Bancorp, Inc.	235	14
Fifth Third Bancorp	1,228	34
First Republic Bank	258	27
Huntington Bancshares, Inc.	1,784	25
JPMorgan Chase & Co.	5,860	560
KeyCorp	1,787	34
M&T Bank Corp.	228	37
People’s United Financial, Inc.	566	10
PNC Financial Services Group, Inc. (The)	796	107
Regions Financial Corp.	1,970	30
Signature Bank (a)	91	12
SunTrust Banks, Inc.	790	47
SVB Financial Group (a)	85	16
Synchrony Financial	29,462	915
US Bancorp	2,771	148
Wells Fargo & Co.	7,784	429
Zions Bancorporation	330	15
		5,180
Total Common Stocks (Cost $20,386)		25,426

	Face Amount (000)
Fixed Income Securities (10.3%)
Sovereign (10.3%)
Greece (3.1%)
Hellenic Republic Government Bond, 3.00%, 2/24/23 – 2/24/42 (e)	EUR	2,586	2,412

Portugal (7.2%)
Portugal Obrigacoes do Tesouro OT,
2.88%, 7/21/26 (d)	2,192		2,740
4.13%, 4/14/27 (d)	2,044		2,772
			5,512
Total Fixed Income Securities (Cost $6,892)			7,924

Shares
Short-Term Investments (54.7%)
Investment Company (45.2%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $34,864)	34,863,512	34,864

	Face Amount (000)
U.S. Treasury Securities (9.5%)
U.S. Treasury Bills,
1.16%, 4/26/18 (g)(h)	$285	283
1.19%, 4/26/18 (g)(h)	7,120	7,072
Total U.S. Treasury Securities (Cost $7,355)		7,355
Total Short-Term Investments (Cost $42,219)		42,219

Total Investments (98.0%) (Cost $69,497) (i)(j)(k)	75,569
Other Assets in Excess of Liabilities (2.0%)	1,570
Net Assets (100.0%)	$77,139

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at September 30, 2017.
(c)

At September 30, 2017, the Fund held a fair valued security valued at approximately $1,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Multi-step — Coupon rate changes in predetermined increments to maturity. Rate disclosed is as of September 30, 2017. Maturity date disclosed is the ultimate maturity date.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $50,000 relating to the Fund’s investment in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at September 30, 2017.
(h)	All or a portion of the security was pledged to cover margin requirements for swap agreements.
(i)	Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.
(j)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(k)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,646,000 and the aggregate gross unrealized depreciation is approximately $3,564,000, resulting in net unrealized appreciation of approximately $7,082,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CVA	Certificaten Van Aandelen.
GDR	Global Depositary Receipt.
OJSC	Open Joint Stock Company.
PJSC	Public Joint Stock Company.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Bank of America NA	CHF	148		$152	11/9/17	$(1)
Bank of America NA	ILS	2,369		$659	11/9/17	(12)
Bank of America NA	PLN	662		$181	11/9/17	(1)
Bank of America NA	PLN	2,406		$663	11/9/17	4
Bank of America NA		$31	ILS	111	11/9/17	— @
Bank of America NA		$87	ILS	312	11/9/17	1
Bank of America NA		$203	ILS	728	11/9/17	3
Bank of America NA		$35	PLN	124	11/9/17	(1)
Bank of America NA		$88	PLN	313	11/9/17	(2)
Bank of America NA		$204	PLN	731	11/9/17	(3)
Bank of Montreal	HUF	169,091		$654	11/9/17	12
Bank of Montreal		$78	GBP	60	11/9/17	3
Bank of Montreal		$26	HUF	6,557	11/9/17	(1)
Bank of Montreal		$88	HUF	22,511	11/9/17	(2)
Bank of Montreal		$204	HUF	52,527	11/9/17	(4)
Bank of New York Mellon		$6	GBP	5	11/9/17	— @
Bank of New York Mellon		$19	SEK	154	11/9/17	— @
Barclays Bank PLC	AUD	2,529		$1,994	11/9/17	11
Barclays Bank PLC	EUR	797		$953	11/9/17	10
Barclays Bank PLC	EUR	797		$956	11/9/17	13
Barclays Bank PLC	EUR	4,718		$5,564	11/9/17	(23)
Barclays Bank PLC	SGD	245		$180	11/9/17	(—@ )
Barclays Bank PLC	SGD	891		$654	11/9/17	(3)
Barclays Bank PLC		$1,600	GBP	1,231	11/9/17	51
Barclays Bank PLC		$954	GBP	701	11/9/17	(13)
Barclays Bank PLC		$951	GBP	701	11/9/17	(10)
Barclays Bank PLC		$87	SGD	118	11/9/17	— @
Barclays Bank PLC		$203	SGD	276	11/9/17	— @
Barclays Bank PLC		$26	SGD	35	11/9/17	— @
BNP Paribas SA	CAD	2,338		$1,856	11/9/17	(18)
BNP Paribas SA	CAD	1,169		$927	11/9/17	(11)
BNP Paribas SA	CAD	1,169		$932	11/9/17	(6)
BNP Paribas SA	CHF	88		$92	11/9/17	1
BNP Paribas SA	RUB	10,545		$180	11/9/17	(2)
BNP Paribas SA		$138	EUR	115	11/9/17	(2)
BNP Paribas SA		$252	EUR	213	11/9/17	1
BNP Paribas SA		$928	RUB	54,967	11/9/17	21
BNP Paribas SA		$1,858	RUB	109,934	11/9/17	40
BNP Paribas SA		$932	RUB	54,967	11/9/17	17
Citibank NA	CHF	204		$210	11/9/17	(1)
Citibank NA	CLP	114,886		$180	11/9/17	1
Citibank NA	CLP	433,126		$667	11/9/17	(9)
Citibank NA	CZK	2,796		$127	11/9/17	(—@ )
Citibank NA	EUR	2,442		$2,893	11/9/17	2
Citibank NA	EUR	941		$1,113	11/9/17	(—@ )
Citibank NA	GBP	2,214		$2,858	11/9/17	(113)
Citibank NA	ILS	635		$180	11/9/17	—@
Citibank NA	KRW	206,244		$180	11/9/17	(—@ )
Citibank NA	KRW	748,486		$664	11/9/17	10
Citibank NA	KRW	15,544		$14	11/9/17	— @
Citibank NA	RUB	39,605		$645	11/9/17	(39)
Citibank NA	THB	5,993		$179	11/9/17	(1)
Citibank NA	THB	22,000		$661	11/9/17	2
Citibank NA	TRY	651		$181	11/9/17	— @
Citibank NA	TRY	4,522		$1,284	11/9/17	29

Citibank NA	TRY	1,452		$412	11/9/17	9
Citibank NA	TRY	10,552		$2,986	11/9/17	58
Citibank NA		$51	CLP	31,619	11/9/17	(1)
Citibank NA		$87	CLP	55,123	11/9/17	(1)
Citibank NA		$204	CLP	128,621	11/9/17	(3)
Citibank NA		$2,862	EUR	2,391	11/9/17	(31)
Citibank NA		$1,449	EUR	1,213	11/9/17	(12)
Citibank NA		$2,874	GBP	2,209	11/9/17	88
Citibank NA		$88	KRW	98,454	11/9/17	(2)
Citibank NA		$47	KRW	52,442	11/9/17	(1)
Citibank NA		$204	KRW	229,725	11/9/17	(4)
Citibank NA		$86	RUB	5,120	11/9/17	2
Citibank NA		$64	RUB	3,789	11/9/17	1
Citibank NA		$202	RUB	11,946	11/9/17	4
Citibank NA		$222	SEK	1,810	11/9/17	1
Citibank NA		$37	THB	1,215	11/9/17	(—@	)
Citibank NA		$88	THB	2,910	11/9/17	(—@	)
Citibank NA		$204	THB	6,790	11/9/17	(1)
Citibank NA		$4,846	TRY	17,561	11/9/17	28
Commonwealth Bank of Australia	AUD	282		$223	11/9/17	1
Commonwealth Bank of Australia	EUR	4,548		$5,363	11/9/17	(22)
Commonwealth Bank of Australia	GBP	95		$127	11/9/17	(—@	)
Commonwealth Bank of Australia		$1,199	GBP	923	11/9/17	39
Credit Suisse International	EUR	714		$843	11/9/17	(2)
Credit Suisse International		$9	GBP	7	11/9/17	—	@
Goldman Sachs International	AUD	3,890		$3,068	11/9/17	18
Goldman Sachs International	BRL	574		$179	11/9/17	(1)
Goldman Sachs International	BRL	5,858		$1,850	11/9/17	10
Goldman Sachs International	BRL	75		$24	11/9/17	—	@
Goldman Sachs International	CNH	1,199		$180	11/9/17	(—@	)
Goldman Sachs International	CNH	4,404		$651	11/9/17	(11)
Goldman Sachs International	DKK	1,870		$297	11/9/17	(1)
Goldman Sachs International	DKK	132		$21	11/9/17	(—@	)
Goldman Sachs International	EUR	87		$105	11/9/17	1
Goldman Sachs International	EUR	87		$105	11/9/17	1
Goldman Sachs International	EUR	87		$104	11/9/17	1
Goldman Sachs International	EUR	87		$104	11/9/17	1
Goldman Sachs International	EUR	929		$1,113	11/9/17	13
Goldman Sachs International	EUR	281		$337	11/9/17	4
Goldman Sachs International	EUR	18		$21	11/9/17	—	@
Goldman Sachs International	EUR	1,204		$1,420	11/9/17	(6)
Goldman Sachs International	EUR	359		$424	11/9/17	(1)
Goldman Sachs International	EUR	74		$88	11/9/17	—	@
Goldman Sachs International	EUR	249		$296	11/9/17	2
Goldman Sachs International	EUR	23		$27	11/9/17	—	@
Goldman Sachs International	HKD	1,854		$238	11/9/17	—	@
Goldman Sachs International	HKD	780		$100	11/9/17	(—@	)
Goldman Sachs International	HKD	186		$24	11/9/17	(—@	)
Goldman Sachs International	HUF	47,615		$181	11/9/17	(—@	)
Goldman Sachs International	IDR	2,428,684		$179	11/9/17	(—@	)
Goldman Sachs International	IDR	8,745,035		$649	11/9/17	1
Goldman Sachs International	INR	11,890		$181	11/9/17	(—@	)
Goldman Sachs International	INR	43,146		$671	11/9/17	14
Goldman Sachs International	INR	1,396		$21	11/9/17	(—@	)
Goldman Sachs International	JPY	6,462		$59	11/9/17	2
Goldman Sachs International	JPY	6,462		$59	11/9/17	1
Goldman Sachs International	JPY	6,462		$59	11/9/17	1
Goldman Sachs International	JPY	6,462		$59	11/9/17	1
Goldman Sachs International	JPY	1,440		$13	11/9/17	—	@
Goldman Sachs International	JPY	46,629		$423	11/9/17	8
Goldman Sachs International	JPY	28,161		$256	11/9/17	6
Goldman Sachs International	JPY	5,758		$53	11/9/17	2
Goldman Sachs International	JPY	1,752		$16	11/9/17	—	@

Goldman Sachs International	JPY	19,277		$177	11/9/17	5
Goldman Sachs International		$2,383	BRL	7,416	11/9/17	(53)
Goldman Sachs International		$33	CNH	219	11/9/17	(—@ )
Goldman Sachs International		$88	CNH	580	11/9/17	(—@ )
Goldman Sachs International		$204	CNH	1,353	11/9/17	(1)
Goldman Sachs International		$332	EUR	278	11/9/17	(2)
Goldman Sachs International		$603	EUR	503	11/9/17	(7)
Goldman Sachs International		$332	HKD	2,595	11/9/17	— @
Goldman Sachs International		$26	IDR	353,055	11/9/17	(—@ )
Goldman Sachs International		$87	IDR	1,169,197	11/9/17	(1)
Goldman Sachs International		$203	IDR	2,728,127	11/9/17	(1)
Goldman Sachs International		$55	INR	3,551	11/9/17	(1)
Goldman Sachs International		$87	INR	5,606	11/9/17	(2)
Goldman Sachs International		$203	INR	13,080	11/9/17	(4)
Goldman Sachs International		$56	ZAR	735	11/9/17	(2)
Goldman Sachs International	ZAR	4,560		$340	11/9/17	5
JPMorgan Chase Bank NA	AUD	124		$97	11/9/17	(—@ )
JPMorgan Chase Bank NA	BRL	3,535		$1,115	11/9/17	5
JPMorgan Chase Bank NA	JPY	820,962		$7,441	11/9/17	133
JPMorgan Chase Bank NA	JPY	236,957		$2,180	11/9/17	71
JPMorgan Chase Bank NA	JPY	75,153		$668	11/9/17	(1)
JPMorgan Chase Bank NA	MXN	714		$40	11/9/17	1
JPMorgan Chase Bank NA	TWD	5,436		$179	11/9/17	(1)
JPMorgan Chase Bank NA	TWD	20,977		$696	11/9/17	3
JPMorgan Chase Bank NA		$184	AUD	232	11/9/17	(2)
JPMorgan Chase Bank NA		$87	BRL	277	11/9/17	— @
JPMorgan Chase Bank NA		$204	BRL	647	11/9/17	(1)
JPMorgan Chase Bank NA		$517	JPY	56,725	11/9/17	(12)
JPMorgan Chase Bank NA		$1,995	MXN	36,306	11/9/17	(14)
JPMorgan Chase Bank NA		$727	MXN	13,301	11/9/17	(1)
JPMorgan Chase Bank NA		$87	MXN	1,557	11/9/17	(2)
JPMorgan Chase Bank NA		$202	MXN	3,634	11/9/17	(3)
JPMorgan Chase Bank NA		$57	MXN	1,050	11/9/17	(—@ )
JPMorgan Chase Bank NA		$4,011	TRY	14,530	11/9/17	22
JPMorgan Chase Bank NA		$57	TRY	207	11/9/17	(—@ )
JPMorgan Chase Bank NA		$88	TWD	2,640	11/9/17	(1)
JPMorgan Chase Bank NA		$71	TWD	2,131	11/9/17	(1)
JPMorgan Chase Bank NA		$205	TWD	6,160	11/9/17	(2)
JPMorgan Chase Bank NA		$87	ZAR	1,142	11/9/17	(3)
JPMorgan Chase Bank NA		$202	ZAR	2,664	11/9/17	(7)
JPMorgan Chase Bank NA	ZAR	2,459		$181	11/9/17	— @
JPMorgan Chase Bank NA	ZAR	4,475		$333	11/9/17	5
State Street Bank and Trust Co.	EUR	1,044		$1,231	11/9/17	(5)
UBS AG	AUD	4,606		$3,632	11/9/17	21
UBS AG	CHF	435		$448	11/9/17	(2)
UBS AG	DKK	1,178		$187	11/9/17	(1)
UBS AG	EUR	8,596		$10,138	11/9/17	(42)
UBS AG	EUR	2,102		$2,486	11/9/17	(3)
UBS AG	SEK	2,764		$348	11/9/17	8
UBS AG		$120	CHF	115	11/9/17	(1)
UBS AG		$183	EUR	153	11/9/17	(2)
UBS AG		$420	EUR	351	11/9/17	(5)
UBS AG		$6,169	SEK	50,259	11/9/17	15
UBS AG		$152	SEK	1,240	11/9/17	— @
UBS AG		$2,492	SEK	20,282	11/9/17	3
Barclays Bank PLC	EUR	272		$323	2/1/18	(1)
Citibank NA	CZK	13,821		$559	2/1/18	(75)
Citibank NA	CZK	5,073		$205	2/1/18	(28)
Citibank NA	CZK	3,472		$141	2/1/18	(18)
Citibank NA	CZK	58,994		$2,533	2/1/18	(173)
Citibank NA	CZK	33,101		$1,422	2/1/18	(96)
Citibank NA	CZK	16,372		$752	2/1/18	1
Citibank NA	CZK	3,852		$167	2/1/18	(10)

Citibank NA	CZK	8,057		$335	2/1/18	(34)
Citibank NA	CZK	8,467		$376	2/1/18	(13)
Citibank NA	CZK	13,545		$625	2/1/18	3
Citibank NA	CZK	3,994		$166	2/1/18	(17)
Citibank NA	CZK	36,957		$1,527	2/1/18	(168)
Citibank NA	EUR	3,379		$3,683	2/1/18	(338)
Citibank NA	EUR	3,863		$4,203	2/1/18	(395)
Citibank NA	EUR	1,286		$1,401	2/1/18	(129)
Citibank NA	EUR	1,316		$1,429	2/1/18	(137)
Citibank NA	EUR	412		$469	2/1/18	(21)
Citibank NA	EUR	3,857		$4,204	2/1/18	(386)
Citibank NA	EUR	3,127		$3,704	2/1/18	(18)
Citibank NA	EUR	533		$593	2/1/18	(41)
Citibank NA	EUR	415		$466	2/1/18	(27)
Citibank NA	EUR	131		$156	2/1/18	(—@ )
Citibank NA		$607	CZK	14,359	2/1/18	51
Citibank NA		$465	CZK	10,946	2/1/18	37
Citibank NA		$476	CZK	11,033	2/1/18	30
Citibank NA		$326	CZK	7,109	2/1/18	1
Citibank NA		$3,727	CZK	91,295	2/1/18	461
Citibank NA		$4,252	CZK	104,373	2/1/18	536
Citibank NA		$4,131	CZK	101,598	2/1/18	530
Citibank NA		$1,378	CZK	33,866	2/1/18	176
Citibank NA		$1,404	CZK	34,662	2/1/18	187
Citibank NA		$3,724	CZK	81,649	2/1/18	22
Citibank NA		$164	CZK	3,579	2/1/18	— @
Citibank NA		$160	EUR	147	2/1/18	15
Citibank NA		$227	EUR	205	2/1/18	17
Citibank NA		$1,583	EUR	1,430	2/1/18	119
Citibank NA		$2,498	EUR	2,202	2/1/18	122
Citibank NA		$1,291	EUR	1,138	2/1/18	64
Citibank NA		$84	EUR	74	2/1/18	4
Citibank NA		$274	EUR	242	2/1/18	13
Citibank NA		$815	EUR	682	2/1/18	(4)
Citibank NA		$559	EUR	517	2/1/18	56
Citibank NA		$128	EUR	119	2/1/18	13
Citibank NA		$318	EUR	275	2/1/18	10
Citibank NA		$484	EUR	403	2/1/18	(4)
						$618

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
MSCI Emerging Market E Mini (United States)	5	Dec-17	$— @	$272	$(1)
NIKKEI 225 Index (Japan)	4	Dec-17	2	362	20
TOPIX Index (Japan)	43	Dec-17	430	6,401	368

Short:
Brent Crude Futures (United Kingdom)	25	Oct-17	(25)	(1,420)	19
Euro Stoxx 50 Index (Germany)	51	Dec-17	(1)	(2,156)	(48)
German Euro BTP (Germany)	11	Dec-17	(1,100)	(1,755)	4
German Euro Bund (Germany)	94	Dec-17	(9,400)	(17,888)	138
S&P 500 E Mini Index (United States)	188	Dec-17	(9)	(23,651)	(350)
U.S. Treasury 10 yr. Ultra Long Bond (United States)	7	Dec-17	(700)	(940)	9
U.S. Treasury 5 yr. Note (United States)	106	Dec-17	(10,600)	(12,455)	101
					$260

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at September 30, 2017:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/ Received	Maturity Date		Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (000)
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.11%	Annual/ Semi-Annual	8/7/22	CZK	12,722	$6	$—	$6
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/7/22		109,596	48	—	48
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/ Semi-Annual	8/8/22		30,867	18	—	18
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/ Semi-Annual	8/14/22		21,032	12	—	12
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.07	Annual/ Semi-Annual	8/14/22		29,904	17	—	17
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.06	Annual/ Semi-Annual	8/15/22		29,905	17	—	17
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.09	Annual/ Semi-Annual	8/15/22		61,597	33	—	33
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/22/22		15,434	7	—	7
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22		30,868	16	—	16
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22		30,868	16	—	16
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.10	Annual/ Semi-Annual	8/23/22		30,868	16	—	16
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/24/22		13,996	7	—	7
Morgan Stanley & Co., LLC*	6 Month PRIBOR	Receive	1.12	Annual/ Semi-Annual	8/24/22		30,868	14	—	14
						$448,525		$227	$—	$227

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at September 30, 2017:

Swap Counterparty	Index	Pay/Receive Total Return of Referenced Index	Floating Rate	Payment Frequency	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	BNP European Staples Index††	Pay	3 Month USD LIBOR plus 0.15%	Quarterly	7/17/18	$60	$1	$—	$1
BNP Paribas SA	BNP European Staples Index††	Pay	3 Month USD LIBOR plus 0.15%	Quarterly	7/17/18	1,887	(37)	—	(37)
BNP Paribas SA	MSCI World Energy Equipment & Services Index	Pay	3 Month USD LIBOR plus 0.03%	Quarterly	9/6/18	1,854	(175)	—	(175)
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/18	1,299	57	—	57
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/18	85	4	—	4
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR minus 0.10%	Quarterly	3/15/18	428	19	—	19
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR minus 0.10%	Quarterly	3/15/18	414	18	—	18
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/18	110	5	—	5
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/18	111	5	—	5
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/18	90	4	—	4
JPMorgan Chase Bank NA	JPM Custom China Tier 2 Banks Index††	Pay	3 Month USD LIBOR plus 0.10%	Quarterly	3/15/18	89	4	—	4
						$6,427	$(95)	$—	$(95)

†† See tables below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with BNP European Staples Index as of September 30, 2017.

Security Description	Shares	Value (000)	Index Weight
BNP European Staples Index
Anheuser-Busch InBev SA	53,953	$5,465	8.28%
Associated British Foods PLC	25,645	81,885	1.41
Barry Callebaut AG	155	230	0.31
Beiersdorf AG	7,159	652	0.99
British American Tobacco PLC	131,927	616,362	10.59
Carlsberg A/S	7,621	5,251	1.07
Carrefour SA	40,440	691	1.05
Casino Guichard Perrachon SA	3,899	196	0.30
CECONOMY AG	12,540	125	0.19
Chocoladefabriken Lindt & Spruengli AG	7	483	0.64
Chocoladefabriken Lindt & Spruengli AG	72	396	0.52
Coca-Cola European Partners PLC	15,509	550	0.83
Coca-Cola HBC AG	12,855	32,458	0.56
Colruyt SA	4,259	185	0.28
Danone SA	42,055	2,791	4.23
Diageo PLC	179,278	439,769	7.56
Distribuidora Internacional de Alimentac	44,453	219	0.33
Essity AB	42,570	9,433	1.48
Heineken Holding N.V.	7,150	568	0.86
Heineken N.V.	16,374	1,370	2.07
Henkel AG & Co., KGaA	12,691	1,461	2.21
Henkel AG & Co., KGaA	7,356	757	1.15
ICA Gruppen AB	5,683	1,740	0.27
Imperial Brands PLC	68,140	216,959	3.73
J Sainsbury PLC	116,871	27,804	0.48
Jeronimo Martins SGPS SA	17,893	299	0.45
Kerry Group PLC	11,352	923	1.40
Koninklijke Ahold Delhaize N.V.	90,597	1,433	2.17
L’Oreal SA	17,886	3,218	4.87
Marine Harvest ASA	27,132	4,273	0.69
METRO AG	12,540	224	0.34
Nestle SA	96,922	7,860	10.41
Orkla ASA	57,788	4,721	0.76
Pernod Ricard SA	15,089	1,766	2.67
Reckitt Benckiser Group PLC	47,438	323,195	5.55
Remy Cointreau SA	1,589	159	0.24
Swedish Match AB	13,425	3,836	0.60
Tate & Lyle PLC	32,785	21,261	0.37
Tesco PLC	585,678	109,610	1.88
Unilever N.V.	116,010	5,805	8.79
Unilever PLC	91,398	394,749	6.78
Wm Morrison Supermarkets PLC	158,517	37,109	0.64
Total		$2,368,244	100.00%

The following table represents the equity basket holdings underlying the total return swap with JPM Custom China Tier 2 Banks Index as of September 30, 2017.

Security Description	Shares	Value (000)	Index Weight
JPM Custom China Tier 2 Banks Index
Bank of Communications Co., Ltd.	230,551	$1,314	12.65%
China CITIC Bank Corp., Ltd.	743,160	3,686	35.48
China Everbright Bank Co., Ltd.	57,105	206	1.99
China Merchants Bank Co., Ltd.	131,691	3,615	34.80
China Minsheng Banking Corp., Ltd.	165,248	1,183	11.39
Chongqing Rural Commercial Bank Co., Ltd.	77,532	384	3.69
		$10,388	100.00%

@		Value is less than $500.
*		Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.
LIBOR		London Interbank Offered Rate.
PRIBOR		Prague Interbank Offered Rate.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Yuan Renminbi Offshore
CZK	—	Czech Koruna
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Short-Term Investments	55.9%
Common Stocks	33.6
Sovereign	10.5
Total Investments	100.0	%**

**

Does not include open long/short futures contracts with an underlying face amount of approximately $67,300,000 with net unrealized appreciation of approximately $260,000. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $618,000 and does not include open swap agreements with net unrealized appreciation of approximately $132,000.

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (86.5%)
Australia (1.0%)
AGL Energy Ltd.	2,064	$38
Amcor Ltd.	5,429	65
AMP Ltd.	11,119	42
APA Group	3,594	24
Aristocrat Leisure Ltd.	1,836	30
ASX Ltd.	611	25
Aurizon Holdings Ltd.	6,173	24
AusNet Services	5,457	7
Australia & New Zealand Banking Group Ltd.	2,686	62
Bank of Queensland Ltd.	302	3
Bendigo & Adelaide Bank Ltd.	313	3
Brambles Ltd.	5,836	41
Caltex Australia Ltd.	680	17
Challenger Ltd.	1,774	17
CIMIC Group Ltd.	633	22
Coca-Cola Amatil Ltd.	3,776	23
Cochlear Ltd.	238	30
Commonwealth Bank of Australia	1,186	70
Computershare Ltd.	1,508	17
Crown Resorts Ltd.	2,779	25
CSL Ltd.	2,515	264
Dexus REIT	2,842	21
Domino’s Pizza Enterprises Ltd. (a)	268	10
Flight Centre Travel Group Ltd. (a)	249	9
Goodman Group REIT	6,948	45
GPT Group (The) REIT	5,224	20
Harvey Norman Holdings Ltd. (a)	3,438	10
Healthscope Ltd.	7,354	10
Incitec Pivot Ltd.	9,244	26
Insurance Australia Group Ltd.	9,895	49
James Hardie Industries PLC CDI	1,871	26
Lend Lease Group REIT	2,064	29
Macquarie Group Ltd.	1,407	100
Medibank Pvt Ltd.	10,101	23
Mirvac Group REIT	11,018	20
National Australia Bank Ltd.	2,100	52
Oil Search Ltd.	3,448	19
Orica Ltd.	1,585	25
Origin Energy Ltd. (b)	4,439	26
Platinum Asset Management Ltd. (a)	940	5
Qantas Airways Ltd.	1,569	7
QBE Insurance Group Ltd.	5,593	44
Ramsay Health Care Ltd.	472	23
REA Group Ltd.	161	8
Santos Ltd. (b)	4,036	13
Scentre Group REIT	26,053	80
Seek Ltd.	982	13
Sonic Healthcare Ltd.	2,450	40
South32 Ltd.	23,231	60
Stockland REIT	23,101	78
Suncorp Group Ltd.	5,506	56
Sydney Airport	3,288	18
Tabcorp Holdings Ltd.	4,808	16
Tatts Group Ltd.	7,332	23
Telstra Corp., Ltd.	14,793	41
TPG Telecom Ltd. (a)	995	4
Transurban Group	4,810	45

Treasury Wine Estates Ltd.	2,250	24
Vicinity Centres REIT	9,858	21
Wesfarmers Ltd.	3,886	126
Westfield Corp. REIT	9,176	56
Westpac Banking Corp.	2,099	53
Woodside Petroleum Ltd.	1,942	44
Woolworths Ltd.	4,853	96
		2,363
Austria (0.3%)
Andritz AG	1,291	75
Erste Group Bank AG (b)	11,504	497
Raiffeisen Bank International AG (b)	1,805	60
		632
Belgium (1.2%)
Ageas	1,051	49
Anheuser-Busch InBev N.V.	14,587	1,746
Groupe Bruxelles Lambert SA	2,680	282
KBC Group N.V.	3,359	285
Proximus SADP	277	9
Telenet Group Holding N.V. (b)	1,131	75
UCB SA	2,808	200
Umicore SA	1,133	94
		2,740
Brazil (0.8%)
Banco Bradesco SA (Preference)	35,400	392
Banco Santander Brasil SA (Units) (c)	22,600	197
BRF SA (b)	11,400	164
Cia Energetica de Minas Gerais (Preference)	1	—	@
Itau Unibanco Holding SA (Preference)	28,259	387
Lojas Renner SA	17,800	203
Petroleo Brasileiro SA (b)	32,500	162
Petroleo Brasileiro SA (Preference) (b)	33,448	162
Raia Drogasil SA	7,400	175
		1,842
Chile (0.3%)
Banco de Chile	1,018,097	155
Banco de Credito e Inversiones	2,309	147
Banco Santander Chile	1,971,734	146
Itau CorpBanca	15,688,824	148
		596
China (3.0%)
Alibaba Group Holding Ltd. ADR (a)(b)	15,700	2,712
Baidu, Inc. ADR (b)	3,800	941
JD.com, Inc. ADR (b)	6,500	248
Tencent Holdings Ltd. (d)	67,200	2,892
		6,793
Czech Republic (1.3%)
CEZ AS	52,540	1,055
Komercni Banka AS	24,747	1,081
Moneta Money Bank AS (e)	131,874	464

O2 Czech Republic AS	20,158	247
		2,847
Denmark (2.3%)
AP Moller - Maersk A/S Series A	97	178
AP Moller - Maersk A/S Series B	431	819
Carlsberg A/S Series B	159	17
Danske Bank A/S	11,418	457
DSV A/S	12,372	936
ISS A/S	8,889	358
Novo Nordisk A/S Series B	44,123	2,109
Novozymes A/S Series B	3,185	163
TDC A/S	7,513	44
Vestas Wind Systems A/S	1,348	121
		5,202
Egypt (0.7%)
Commercial International Bank Egypt SAE	306,818	1,418
Global Telecom Holding SAE (b)	774,919	281
		1,699
Finland (1.2%)
Elisa Oyj	3,005	129
Kone Oyj, Class B	5,582	296
Metso Oyj	2,675	98
Neste Oyj	3,145	137
Nokia Oyj	110,241	662
Nokian Renkaat Oyj	573	26
Orion Oyj, Class B	2,195	102
Sampo Oyj, Class A	7,025	371
Stora Enso Oyj, Class R	17,162	242
UPM-Kymmene Oyj	14,785	401
Wartsila Oyj Abp	4,482	317
		2,781
France (10.2%)
Accor SA	4,602	229
Aeroports de Paris (ADP)	999	162
Air Liquide SA	4,497	600
Airbus SE	6,995	665
Atos SE	1,887	293
AXA SA	28,494	862
BNP Paribas SA	16,155	1,303
Bureau Veritas SA	10,098	261
Capgemini SE	4,960	581
Carrefour SA	7,927	160
Casino Guichard Perrachon SA	932	55
Cie de Saint-Gobain	9,069	540
Cie Generale des Etablissements Michelin	3,015	440
CNP Assurances	1,932	45
Credit Agricole SA	28,225	513
Danone SA	10,200	800
Dassault Systemes SE	3,533	357
Edenred	8,954	243
Eiffage SA	298	31
Electricite de France SA	7,256	88
Engie SA	40,095	681
Essilor International SA	2,232	276
Eurazeo SA	341	30

Eutelsat Communications SA	1,721	51
Fonciere Des Regions REIT	804	84
Gecina SA REIT	2,229	361
Groupe Eurotunnel SE	5,557	67
Hermes International	230	116
ICADE REIT	802	72
Iliad SA	639	170
Imerys SA	654	59
Kering	687	274
Klepierre SA REIT	3,077	121
L’Oreal SA	2,311	491
Lagardere SCA	1,270	43
Legrand SA	3,229	233
LVMH Moet Hennessy Louis Vuitton SE	2,234	616
Natixis SA	6,801	54
Orange SA	21,557	353
Pernod Ricard SA	2,373	328
Peugeot SA	5,886	140
Publicis Groupe SA	2,045	143
Remy Cointreau SA	269	32
Renault SA	2,472	243
Safran SA	9,103	930
Sanofi	20,368	2,022
SES SA	4,287	94
SFR Group SA (b)	1,285	52
Societe BIC SA	2,385	286
Societe Generale SA	16,124	944
Sodexo SA	855	107
STMicroelectronics N.V.	15,377	298
Suez	8,388	153
Thales SA	4,515	511
TOTAL SA	34,884	1,874
Unibail-Rodamco SE REIT	2,442	594
Valeo SA	7,504	557
Veolia Environnement SA	10,809	250
Vinci SA	11,211	1,065
Vivendi SA	4,595	116
		23,119
Germany (10.7%)
Adidas AG	3,347	757
Allianz SE (Registered)	8,904	1,999
Axel Springer SE	377	24
BASF SE	14,918	1,588
Bayer AG (Registered)	20,450	2,787
Bayerische Motoren Werke AG	4,266	433
Bayerische Motoren Werke AG (Preference)	579	52
Beiersdorf AG	1,535	165
Brenntag AG	1,510	84
CECONOMY AG	5,638	66
Commerzbank AG (b)	34,097	464
Continental AG	2,374	603
Covestro AG (e)	996	86
Daimler AG (Registered)	12,470	994
Deutsche Bank AG (Registered)	21,127	365
Deutsche Boerse AG	4,013	435
Deutsche Post AG (Registered)	14,407	641
Deutsche Telekom AG (Registered)	61,460	1,147
Deutsche Wohnen SE	6,540	278
E.ON SE	36,069	408

Evonik Industries AG	800	29
Fraport AG Frankfurt Airport Services Worldwide	453	43
Fresenius Medical Care AG & Co., KGaA	6,022	589
Fresenius SE & Co., KGaA	496	40
GEA Group AG	6,574	299
Hannover Rueck SE (Registered)	799	96
HeidelbergCement AG	3,654	376
Henkel AG & Co., KGaA	593	72
Henkel AG & Co., KGaA (Preference)	3,408	464
Hochtief AG	204	34
Hugo Boss AG	357	31
Infineon Technologies AG	33,843	851
K+S AG (Registered)	225	6
Kabel Deutschland Holding AG	577	77
LANXESS AG	422	33
Linde AG	1,525	318
MAN SE	193	22
Merck KGaA	3,052	339
METRO AG (b)	5,638	119
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,162	462
Porsche Automobil Holding SE (Preference)	1,949	125
ProSiebenSat.1 Media SE (Registered)	4,208	143
QIAGEN N.V. (b)	6,763	213
RTL Group SA (b)	1,147	87
RWE AG (b)	12,263	279
SAP SE	25,580	2,802
Siemens AG (Registered)	10,929	1,540
Symrise AG	205	16
Telefonica Deutschland Holding AG	4,483	25
ThyssenKrupp AG	5,838	173
Uniper SE	3,610	99
United Internet AG (Registered)	10,658	663
Vonovia SE	8,829	376
Zalando SE (b)(e)	420	21
		24,238
Hong Kong (2.1%)
AIA Group Ltd.	122,800	906
Bank of East Asia Ltd. (The)	14,205	61
BOC Hong Kong Holdings Ltd.	40,500	197
CK Asset Holdings Ltd.	29,000	240
CK Hutchison Holdings Ltd.	29,000	371
CK Infrastructure Holdings Ltd.	7,000	60
CLP Holdings Ltd.	19,000	195
First Pacific Co., Ltd.	8,000	6
Galaxy Entertainment Group Ltd.	25,000	176
Hang Lung Group Ltd.	3,000	11
Hang Lung Properties Ltd.	26,000	62
Hang Seng Bank Ltd.	8,200	200
Henderson Land Development Co., Ltd.	15,400	102
HK Electric Investments & HK Electric Investments Ltd. (a)(e)	29,500	27
HKT Trust & HKT Ltd.	29,000	35
Hong Kong & China Gas Co., Ltd.	89,430	168
Hong Kong Exchanges & Clearing Ltd.	12,986	349
Hongkong Land Holdings Ltd.	8,400	60
Hysan Development Co., Ltd.	7,000	33
I-CABLE Communications Ltd. (b)	19,275	1
Jardine Matheson Holdings Ltd.	700	44
Kerry Properties Ltd.	2,000	8

Li & Fung Ltd. (a)	66,000	33
Link REIT	23,500	190
MGM China Holdings Ltd. (a)	3,200	8
MTR Corp., Ltd.	16,628	97
New World Development Co., Ltd.	65,163	94
NWS Holdings Ltd.	14,000	27
PCCW Ltd.	50,764	28
Power Assets Holdings Ltd.	14,500	126
Sands China Ltd.	26,000	135
Sino Land Co., Ltd.	35,708	63
SJM Holdings Ltd.	6,000	6
Sun Hung Kai Properties Ltd.	17,000	276
Swire Pacific Ltd., Class A	6,500	63
Swire Properties Ltd.	13,400	45
Techtronic Industries Co., Ltd.	15,000	80
WH Group Ltd. (e)	46,000	49
Wharf Holdings Ltd. (The)	16,000	143
Wheelock & Co., Ltd.	10,000	70
Wynn Macau Ltd.	4,800	13
Yue Yuen Industrial Holdings Ltd.	8,500	32
		4,890
Hungary (0.1%)
OTP Bank PLC	7,656	287

India (1.1%)
Ashok Leyland Ltd.	96,514	182
Bharat Financial Inclusion Ltd. (b)	10,370	151
Bharat Petroleum Corp., Ltd.	16,923	122
HDFC Bank Ltd. ADR	1,500	145
Housing Development Finance Corp., Ltd.	22,691	605
ICICI Bank Ltd.	91,353	387
IndusInd Bank Ltd.	5,859	151
Marico Ltd.	26,354	125
Maruti Suzuki India Ltd.	1,229	150
Shree Cement Ltd.	419	119
Yes Bank Ltd.	32,585	175
Zee Entertainment Enterprises Ltd.	15,713	125
		2,437
Indonesia (2.5%)
Adaro Energy Tbk PT	764,700	104
Astra International Tbk PT	1,008,100	591
Bank Central Asia Tbk PT	620,500	935
Bank Mandiri Persero Tbk PT	947,000	473
Bank Negara Indonesia Persero Tbk PT	416,800	229
Bank Rakyat Indonesia Persero Tbk PT	558,400	633
Charoen Pokphand Indonesia Tbk PT	406,700	83
Gudang Garam Tbk PT	26,500	129
Hanjaya Mandala Sampoerna Tbk PT	491,700	141
Indocement Tunggal Prakarsa Tbk PT	89,000	125
Indofood Sukses Makmur Tbk PT	247,000	154
Kalbe Farma Tbk PT	1,161,400	144
Lippo Karawaci Tbk PT	1,281,000	69
Matahari Department Store Tbk PT	138,300	95
Perusahaan Gas Negara Persero Tbk	585,800	68
Semen Indonesia Persero Tbk PT	168,500	127
Summarecon Agung Tbk PT	642,700	51
Surya Citra Media Tbk PT	367,000	60
Telekomunikasi Indonesia Persero Tbk PT	2,542,800	883

Unilever Indonesia Tbk PT	80,300	292
United Tractors Tbk PT	90,400	215
		5,601
Ireland (0.8%)
Bank of Ireland Group PLC (b)	14,045	115
CRH PLC	27,786	1,060
Kerry Group PLC, Class A	2,429	233
Ryanair Holdings PLC ADR (b)	4,877	514
		1,922
Italy (1.2%)
Assicurazioni Generali SpA	22,451	418
CNH Industrial N.V.	8,288	99
Eni SpA	20,068	332
Fiat Chrysler Automobiles N.V. (b)	16,815	301
GEDI Gruppo Editoriale SpA (b)	813	1
Intesa Sanpaolo SpA	127,982	450
Leonardo SpA	3,196	60
Mediobanca SpA	9,183	99
Prysmian SpA	9,708	328
Tenaris SA	10,797	153
UniCredit SpA (b)	22,477	479
		2,720
Japan (14.8%)
ABC-Mart, Inc.	300	16
Acom Co., Ltd. (a)(b)	5,300	21
AEON Financial Service Co., Ltd.	1,300	27
Aeon Mall Co., Ltd.	600	11
Aisin Seiki Co., Ltd.	100	5
Amada Holdings Co., Ltd.	3,600	39
ANA Holdings, Inc.	5,000	189
Aozora Bank Ltd.	100	4
Asahi Glass Co., Ltd.	1,660	62
Asahi Group Holdings Ltd.	5,100	206
Asahi Kasei Corp.	13,000	160
Asics Corp.	2,100	31
Astellas Pharma, Inc.	21,700	276
Bandai Namco Holdings, Inc.	4,100	141
Bank of Kyoto Ltd. (The)	1,000	51
Benesse Holdings, Inc.	454	16
Bridgestone Corp.	8,200	372
Brother Industries Ltd.	4,800	112
Canon, Inc.	11,104	379
Casio Computer Co., Ltd. (a)	2,400	34
Central Japan Railway Co.	2,192	384
Chiba Bank Ltd. (The)	8,000	57
Chugai Pharmaceutical Co., Ltd.	2,000	83
Chugoku Bank Ltd. (The)	1,600	22
Concordia Financial Group Ltd.	33,400	165
Credit Saison Co., Ltd.	4,100	85
Dai Nippon Printing Co., Ltd.	1,550	37
Dai-ichi Life Holdings, Inc.	14,900	267
Daicel Corp.	300	4
Daiichi Sankyo Co., Ltd.	7,500	169
Daikin Industries Ltd.	4,200	425
Daito Trust Construction Co., Ltd.	956	174
Daiwa House Industry Co., Ltd.	7,000	242

Denso Corp.	7,650	387
Don Quijote Holdings Co., Ltd.	2,400	90
East Japan Railway Co.	5,300	489
Eisai Co., Ltd.	3,000	154
FANUC Corp.	3,650	739
Fast Retailing Co., Ltd.	700	206
Fuji Electric Co., Ltd.	5,000	28
FUJIFILM Holdings Corp.	9,800	380
Fujitsu Ltd.	31,200	232
Fukuoka Financial Group, Inc.	10,000	46
Hachijuni Bank Ltd. (The)	3,900	24
Hamamatsu Photonics KK	3,300	100
Hankyu Hanshin Holdings, Inc.	1,300	49
Hikari Tsushin, Inc.	100	13
Hino Motors Ltd.	3,600	44
Hirose Electric Co., Ltd.	300	42
Hisamitsu Pharmaceutical Co., Inc.	300	14
Hitachi Construction Machinery Co., Ltd.	3,300	98
Hitachi Ltd.	56,000	395
Hitachi Metals Ltd.	200	3
Honda Motor Co., Ltd.	15,113	447
Hoshino Resorts, Inc. REIT	4	20
Hoshizaki Corp.	200	18
Hoya Corp.	7,800	421
Hulic Co., Ltd.	300	3
IHI Corp.	2,253	78
Isuzu Motors Ltd.	8,100	107
Ito En Ltd.	2,100	71
ITOCHU Corp.	21,951	360
Japan Airlines Co., Ltd.	1,400	47
Japan Hotel REIT Investment Corp.	34	21
Japan Post Bank Co., Ltd.	3,400	42
Japan Post Holdings Co., Ltd. (a)	2,000	24
Japan Prime Realty Investment Corp. REIT	7	23
Japan Real Estate Investment Corp. REIT	11	53
Japan Retail Fund Investment Corp. REIT	20	36
Japan Tobacco, Inc.	14,500	475
JFE Holdings, Inc.	7,100	139
JGC Corp.	3,446	56
JSR Corp.	908	17
JTEKT Corp.	500	7
Kajima Corp.	11,000	109
Kansai Paint Co., Ltd. (a)	3,200	81
Kao Corp.	8,400	494
Kawasaki Heavy Industries Ltd.	2,350	78
Keihan Holdings Co., Ltd.	200	6
Keikyu Corp.	1,500	30
Keio Corp.	600	25
Keyence Corp.	1,800	956
Kinden Corp.	1,200	19
Kintetsu Group Holdings Co., Ltd.	1,175	44
Kirin Holdings Co., Ltd.	11,300	266
Kobe Steel Ltd.	900	10
Koito Manufacturing Co., Ltd.	100	6
Komatsu Ltd.	15,100	430
Konica Minolta, Inc.	8,430	69
Kose Corp.	1,100	126
Kubota Corp.	600	11
Kuraray Co., Ltd.	6,956	130
Kurita Water Industries Ltd.	2,200	64
Kyocera Corp.	5,700	354

Kyowa Exeo Corp.	800	16
Kyowa Hakko Kirin Co., Ltd.	3,000	51
LIXIL Group Corp.	4,062	108
M3, Inc.	100	3
Mabuchi Motor Co., Ltd.	1,000	50
Makita Corp.	2,800	113
Marubeni Corp.	26,250	179
Maruichi Steel Tube Ltd.	100	3
Mazda Motor Corp.	7,100	109
Mebuki Financial Group, Inc.	23,400	90
Minebea Mitsumi, Inc.	3,000	47
Miraca Holdings, Inc.	1,800	84
Mitsubishi Chemical Holdings Corp.	18,200	173
Mitsubishi Corp.	24,300	565
Mitsubishi Electric Corp.	38,552	602
Mitsubishi Estate Co., Ltd.	17,100	297
Mitsubishi Heavy Industries Ltd.	5,655	224
Mitsubishi Materials Corp.	1,700	59
Mitsubishi Motors Corp.	8,500	67
Mitsubishi Tanabe Pharma Corp.	1,100	25
Mitsubishi UFJ Financial Group, Inc. (f)	92,506	601
Mitsui & Co., Ltd.	18,300	270
Mitsui Fudosan Co., Ltd.	13,300	288
Mitsui OSK Lines Ltd.	300	9
Mizuho Financial Group, Inc. (a)	295,100	517
MS&AD Insurance Group Holdings, Inc.	3,160	102
Murata Manufacturing Co., Ltd.	2,900	426
Nabtesco Corp.	1,200	45
Nagoya Railroad Co., Ltd.	200	4
NEC Corp.	1,790	49
Nexon Co., Ltd. (b)	3,500	91
NGK Insulators Ltd.	2,860	54
NGK Spark Plug Co., Ltd. (a)	3,259	69
Nidec Corp.	4,800	590
Nikon Corp.	5,800	101
Nintendo Co., Ltd.	1,208	446
Nippon Building Fund, Inc. REIT	12	60
Nippon Express Co., Ltd.	530	35
Nippon Paint Holdings Co., Ltd.	2,000	68
Nippon Prologis, Inc. REIT	12	25
Nippon Steel & Sumitomo Metal Corp.	6,900	158
Nippon Television Holdings, Inc.	3,900	68
Nippon Yusen KK (b)	1,002	21
Nissan Motor Co., Ltd.	27,805	275
Nitori Holdings Co., Ltd.	1,200	172
Nitto Denko Corp.	1,900	158
Nomura Real Estate Master Fund, Inc. REIT	18	23
Nomura Research Institute Ltd.	100	4
NSK Ltd.	5,553	75
NTT Data Corp.	6,500	70
Obayashi Corp.	4,971	60
Obic Co., Ltd.	1,300	82
Odakyu Electric Railway Co., Ltd.	9,000	171
Oji Holdings Corp.	1,000	5
Olympus Corp.	200	7
Omron Corp.	4,404	224
Ono Pharmaceutical Co., Ltd.	3,800	86
Oriental Land Co., Ltd. (a)	3,200	244
ORIX Corp.	19,460	314
Otsuka Holdings Co., Ltd.	4,400	175
Panasonic Corp.	19,100	277

Rakuten, Inc.	12,300	134
Recruit Holdings Co., Ltd.	20,100	435
Resona Holdings, Inc.	18,400	95
Ricoh Co., Ltd.	400	4
Rohm Co., Ltd.	1,005	86
Santen Pharmaceutical Co., Ltd.	4,600	72
SBI Holdings, Inc.	2,800	42
Secom Co., Ltd.	4,085	298
Sega Sammy Holdings, Inc.	2,300	32
Seibu Holdings, Inc.	4,200	72
Seiko Epson Corp.	2,400	58
Sekisui Chemical Co., Ltd.	3,772	74
Sekisui House Ltd.	14,446	243
Seven Bank Ltd. (a)	800	3
Shimamura Co., Ltd.	100	12
Shimano, Inc.	1,550	206
Shimizu Corp.	4,100	45
Shin-Etsu Chemical Co., Ltd.	4,293	384
Shionogi & Co., Ltd.	4,400	241
Shiseido Co., Ltd.	5,800	232
Shizuoka Bank Ltd. (The)	8,000	72
SMC Corp.	905	319
SoftBank Group Corp.	8,700	702
Sojitz Corp.	50,300	139
Sompo Holdings, Inc.	2,400	93
Sony Corp.	7,693	286
Subaru Corp.	5,500	198
Sumitomo Chemical Co., Ltd.	4,600	29
Sumitomo Corp.	18,000	259
Sumitomo Electric Industries Ltd.	11,000	180
Sumitomo Heavy Industries Ltd.	400	16
Sumitomo Metal Mining Co., Ltd.	2,650	85
Sumitomo Mitsui Financial Group, Inc.	14,600	561
Sumitomo Mitsui Trust Holdings, Inc.	5,016	181
Sumitomo Realty & Development Co., Ltd.	5,500	166
Suruga Bank Ltd.	2,400	52
Suzuki Motor Corp.	3,100	163
T&D Holdings, Inc.	4,200	61
Taiheiyo Cement Corp.	1,800	69
Taisei Corp.	2,400	126
Takeda Pharmaceutical Co., Ltd.	7,000	387
TDK Corp.	1,652	112
Teijin Ltd.	221	4
Terumo Corp.	5,100	201
THK Co., Ltd.	3,100	106
Tobu Railway Co., Ltd.	6,980	192
Toho Co., Ltd.	3,500	122
Tokio Marine Holdings, Inc.	7,820	306
Tokyo Electron Ltd.	1,400	215
Tokyu Corp.	6,200	88
Tokyu Fudosan Holdings Corp.	3,600	22
Toppan Printing Co., Ltd.	3,600	36
Toray Industries, Inc.	20,300	197
TOTO Ltd.	2,100	88
Toyota Industries Corp. (a)	550	32
Toyota Motor Corp.	18,155	1,083
Toyota Tsusho Corp.	200	7
Trend Micro, Inc.	900	44
Unicharm Corp.	6,600	151
United Urban Investment Corp. REIT	14	20
USS Co., Ltd.	4,300	87

West Japan Railway Co.	442	31
Yamada Denki Co., Ltd. (a)	18,700	102
Yamaha Corp.	2,400	88
Yamaha Motor Co., Ltd.	3,000	90
Yamato Holdings Co., Ltd. (a)	5,535	112
Yaskawa Electric Corp.	2,800	89
		33,493
Korea, Republic of (0.1%)
NAVER Corp.	267	174

Malaysia (1.1%)
AMMB Holdings Bhd	57,100	59
Axiata Group Bhd	92,700	115
British American Tobacco Malaysia Bhd	4,900	51
CIMB Group Holdings Bhd	122,200	182
DiGi.Com Bhd	107,100	124
Gamuda Bhd	58,500	73
Genting Bhd	77,500	175
Genting Malaysia Bhd	102,300	130
Hong Leong Financial Group Bhd	7,900	31
IHH Healthcare Bhd	70,900	97
IJM Corp., Bhd	99,500	78
Malayan Banking Bhd	122,900	277
Malaysia Airports Holdings Bhd	28,600	58
Petronas Chemicals Group Bhd	82,700	143
Petronas Dagangan Bhd	8,600	50
Petronas Gas Bhd	23,900	101
Public Bank Bhd	100,300	485
RHB Bank Bhd	27,600	33
Sime Darby Bhd	82,000	175
Telekom Malaysia Bhd	38,800	60
		2,497
Malta (0.0%)
BGP Holdings PLC (b)(g)(h)	72,261	1

Mexico (0.1%)
Grupo Financiero Banorte SAB de CV Series O	17,100	118
Grupo Financiero Santander Mexico SAB de CV Series B	55,600	113
		231
Netherlands (4.0%)
ABN AMRO Group N.V. CVA (e)	250	8
Aegon N.V.	29,744	173
Altice N.V., Class A (b)	3,200	64
Altice N.V., Class B (b)	1,070	21
ASML Holding N.V.	9,811	1,670
Gemalto N.V.	2,555	114
Heineken Holding N.V.	132	13
Heineken N.V.	3,371	333
ING Groep N.V.	62,309	1,149
Koninklijke Ahold Delhaize N.V.	13,210	247
Koninklijke DSM N.V.	2,602	213
Koninklijke KPN N.V.	67,724	233
Koninklijke Philips N.V.	23,791	982
Randstad Holding N.V.	12,534	775
RELX N.V.	37,735	803
Unilever N.V. CVA	28,028	1,658

Wolters Kluwer N.V.	11,696	541
		8,997
Norway (0.2%)
DNB ASA	15,071	304
Marine Harvest ASA (b)	12,579	249
		553
Peru (0.8%)
Cia de Minas Buenaventura SA ADR	15,000	192
Credicorp Ltd.	7,200	1,476
Southern Copper Corp. (a)	6,700	266
		1,934
Philippines (1.9%)
Aboitiz Equity Ventures, Inc.	163,160	235
Aboitiz Power Corp.	110,900	94
Ayala Corp.	20,800	397
Ayala Land, Inc.	620,900	532
Bank of the Philippine Islands	66,200	130
BDO Unibank, Inc.	165,212	425
DMCI Holdings, Inc.	352,600	108
Energy Development Corp.	124,154	14
Globe Telecom, Inc.	2,930	118
GT Capital Holdings, Inc.	6,760	154
International Container Terminal Services, Inc.	44,790	92
JG Summit Holdings, Inc.	236,940	350
Jollibee Foods Corp.	35,680	171
Metro Pacific Investments Corp.	1,280,900	169
PLDT, Inc.	8,005	263
SM Investments Corp.	20,210	351
SM Prime Holdings, Inc.	670,300	455
Universal Robina Corp.	70,800	213
		4,271
Portugal (0.2%)
EDP - Energias de Portugal SA	33,841	127
Galp Energia SGPS SA	15,107	268
		395
Spain (4.0%)
Abertis Infraestructuras SA	4,176	84
ACS Actividades de Construccion y Servicios SA	7,748	287
Aena SME SA (e)	2,705	488
Amadeus IT Group SA, Class A	14,746	958
Banco Bilbao Vizcaya Argentaria SA	132,117	1,181
Banco de Sabadell SA	192,509	402
Banco Santander SA	227,951	1,591
Bankia SA	48,720	235
Bankinter SA	35,483	336
CaixaBank SA	128,829	646
Distribuidora Internacional de Alimentacion SA	15,242	89
Endesa SA	16,926	382
Ferrovial SA	14,112	311
Grifols SA	8,248	240
Industria de Diseno Textil SA	24,017	905
Mapfre SA	4,939	16
Red Electrica Corp., SA	20,742	436

Repsol SA	14,739	271
Telefonica SA	19,427	211
Zardoya Otis SA	6,046	67
		9,136
Sweden (3.1%)
Boliden AB	317	11
Electrolux AB, Class B	40,350	1,370
Elekta AB, Class B	5,951	62
Essity AB, Class B (b)	13,601	370
Getinge AB, Class B	5,486	103
Hennes & Mauritz AB, Class B	10,858	281
Hexagon AB, Class B	8,941	443
Husqvarna AB, Class B	28,002	288
Investor AB, Class B	11,261	556
Lundin Petroleum AB (b)	3,215	70
Nordea Bank AB	46,960	637
Saab AB	1,565	80
Securitas AB, Class B	14,486	243
Skandinaviska Enskilda Banken AB, Class A	28,790	379
Skanska AB, Class B	8,209	190
Svenska Cellulosa AB SCA, Class B	13,601	115
Svenska Handelsbanken AB, Class A	20,233	305
Swedbank AB, Class A	12,679	351
Swedish Match AB	5,056	177
Tele2 AB, Class B	431	5
Telefonaktiebolaget LM Ericsson, Class B	67,972	390
Telia Co., AB	32,120	151
Volvo AB, Class B	18,554	358
		6,935
Switzerland (4.5%)
Adecco Group AG (Registered)	10,293	802
Baloise Holding AG (Registered)	913	144
Cie Financiere Richemont SA (Registered)	5,319	486
Geberit AG (Registered)	1,086	514
Givaudan SA (Registered)	122	265
Julius Baer Group Ltd. (b)	3,275	194
LafargeHolcim Ltd. (Registered) (b)	3,101	181
LafargeHolcim Ltd. (Registered) (b)	9,623	563
Nestle SA (Registered)	53,745	4,501
Partners Group Holding AG	198	134
Schindler Holding AG	481	106
SGS SA (Registered)	18	43
Swiss Life Holding AG (Registered) (b)	1,023	360
UBS Group AG (Registered) (b)	72,670	1,242
Zurich Insurance Group AG	2,398	732
		10,267
Taiwan (1.1%)
Taiwan Semiconductor Manufacturing Co., Ltd.	341,000	2,435

United Kingdom (9.8%)
3i Group PLC	7,590	93
Admiral Group PLC	1,588	39
Anglo American PLC	20,020	359
Antofagasta PLC	2,540	32
Associated British Foods PLC	676	29
AstraZeneca PLC	19,311	1,282

Aviva PLC	57,083	394
Babcock International Group PLC	4,169	46
BAE Systems PLC	130,645	1,106
Barratt Developments PLC	19,177	158
British American Tobacco PLC	23,509	1,472
Bunzl PLC	5,004	152
Burberry Group PLC	4,157	98
Carnival PLC	2,846	181
Centrica PLC	69,318	174
Coca-Cola HBC AG (b)	503	17
Compass Group PLC	29,519	626
CYBG PLC CDI (b)	7,987	32
DCC PLC	505	49
Diageo PLC	27,352	899
Ferguson PLC	3,404	223
Fresnillo PLC	1,397	26
GKN PLC	28,664	133
GlaxoSmithKline PLC	74,410	1,484
Glencore PLC (b)	189,340	868
Hargreaves Lansdown PLC	1,234	24
IMI PLC	2,247	37
Imperial Brands PLC	12,782	545
Indivior PLC (b)	10,100	46
Inmarsat PLC	793	7
InterContinental Hotels Group PLC	3,899	206
Intertek Group PLC	1,914	128
Investec PLC	5,043	37
ITV PLC	5,540	13
J Sainsbury PLC	18,966	60
Johnson Matthey PLC	2,526	116
Legal & General Group PLC	55,584	194
Lonmin PLC (a)(b)	23	—	@
Melrose Industries PLC	311	1
Merlin Entertainments PLC (e)	1,309	8
Mondi PLC	676	18
National Grid PLC	17,208	213
Next PLC	2,193	155
Old Mutual PLC	42,304	110
Pearson PLC	11,921	98
Persimmon PLC	5,527	191
Prudential PLC	28,844	691
Reckitt Benckiser Group PLC	8,470	773
RELX PLC	20,956	460
Rolls-Royce Holdings PLC (b)	22,206	264
Royal Dutch Shell PLC, Class A	58,320	1,757
Royal Dutch Shell PLC, Class B	42,858	1,318
RSA Insurance Group PLC	6,288	53
Sage Group PLC (The)	26,348	247
Schroders PLC	1,066	48
Segro PLC REIT	5,885	42
Severn Trent PLC	1,201	35
Shire PLC	14,916	757
Sky PLC	24,778	304
Smith & Nephew PLC	35,901	648
SSE PLC	4,912	92
Standard Life Aberdeen PLC	14,018	81
Tate & Lyle PLC	870	8
Taylor Wimpey PLC	62,655	164
TechnipFMC PLC (b)	3,806	105
Travis Perkins PLC	460	9
TUI AG	7,047	120

Unilever PLC	22,013	1,274
United Utilities Group PLC	3,447	39
Whitbread PLC	3,377	170
Wm Morrison Supermarkets PLC	4,346	14
WPP PLC	29,173	541
		22,193
Total Common Stocks (Cost $147,560)		196,221

Short-Term Investments (12.3%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i)	262,406	262

	Face Amount (000)	Value (000)
Repurchase Agreement (0.0%)
Merrill Lynch & Co., Inc., (1.07%, dated 9/29/17, due 10/2/17; proceeds $54; fully collateralized by a U.S. Government agency security; 4.00% due 4/20/47; valued at $55)	$54	54
Total Securities held as Collateral on Loaned Securities (Cost $316)		316

	Shares
Investment Company (12.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (i) (Cost $27,592)	27,591,562	27,592
Total Short-Term Investments (Cost $27,908)		27,908
Total Investments (98.8%) (Cost $175,468) Including $4,253 of Securities Loaned (j)(k)(l)		224,129
Other Assets in Excess of Liabilities (1.2%)		2,783
Net Assets (100.0%)		$226,912

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $4,253,000 and $4,359,000, respectively. The Fund received cash collateral of approximately $319,000, of which approximately $316,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash collateral of approximately $3,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $4,040,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(d)	Security trades on the Hong Kong exchange.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)	For the nine months ended September 30, 2017, there were no transactions in Mitsubishi UFJ Financial Group, Inc., Common Stock, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor.
(g)	Security has been deemed illiquid at September 30, 2017.
(h)

At September 30, 2017, the Fund held a fair valued security valued at approximately $1,000, representing less than 0.05% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(i)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $41,000 relating to the Fund’s investment in the Liquidity Funds.

(j)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and futures contracts.
(k)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(l)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $54,321,000 and the aggregate gross unrealized depreciation is approximately $5,771,000, resulting in net unrealized appreciation of approximately $48,550,000.

@	Value is less than $500.
ADR	American Depositary Receipt.
CDI	CHESS Depositary Interest.
CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	JPY	283,009		$2,565	11/9/17	$46
Goldman Sachs International		$7,803	INR	501,353	11/9/17	(161)
JPMorgan Chase Bank NA	MXN	7,768		$431	11/9/17	7
JPMorgan Chase Bank NA		$2,423	BRL	7,681	11/9/17	(10)
JPMorgan Chase Bank NA		$4,174	MXN	75,956	11/9/17	(28)
JPMorgan Chase Bank NA		$4,463	PLN	16,186	11/9/17	(27)
State Street Bank and Trust Co.	EUR	436		$522	11/9/17	6
State Street Bank and Trust Co.	EUR	423		$507	11/9/17	6
State Street Bank and Trust Co.	EUR	966		$1,141	11/9/17	(3)
State Street Bank and Trust Co.		$4,891	EUR	4,147	11/9/17	20
						$(144)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
Bovespa Index (Brazil)	120	Oct-17	—	@	$2,827	$219
Dax Index (Germany)	2	Dec-17	—	@	756	30
IBEX 35 Index (Spain)	18	Oct-17	—	@	2,198	48
MEX BOLSA Index (Mexico)	98	Dec-17	1		2,724	(9)
MSCI Emerging Market E Mini (United States)	149	Dec-17	7		8,115	(19)
SGX NIFTY 50 (India)	423	Oct-17	1		8,294	(73)
WIG20 Index (Poland)	431	Dec-17	9		5,828	(163)
						$33

@		Value is less than $500.
BRL	—	Brazilian Real
EUR	—	Euro
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
PLN	—	Polish Zloty

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	69.8%
Banks	12.4
Short-Term Investment	12.3
Pharmaceuticals	5.5
Total Investments	100.0	%***

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.
**	Industries and/or investment types representing less than 5% of total investments.
***

Does not include open long futures contracts with an underlying face amount of approximately $30,742,000 with net unrealized appreciation of approximately $33,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $144,000.

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)(cont’d)

	Shares	Value (000)
Common Stocks (86.4%)
China (70.3%)
Alibaba Group Holding Ltd. ADR (a)(b)	4,828	$834
Baozun, Inc ADR (a)(b)	16,196	531
China Lodging Group Ltd. ADR (a)	6,455	767
China Resources Beer Holdings Co., Ltd. (c)	242,300	656
Ctrip.com International Ltd. ADR (a)(b)	7,106	375
Foshan Haitian Flavouring & Food Co., Ltd., Class A	112,098	800
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	74,353	358
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	50,800	210
JD.com, Inc. ADR (a)	12,312	470
Jiangsu Hengrui Medicine Co., Ltd., Class A	80,734	728
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	23,600	361
Kweichow Moutai Co., Ltd., Class A	7,700	600
NetEase, Inc. ADR	465	123
New Oriental Education & Technology Group, Inc. ADR	7,209	636
Shenzhou International Group Holdings Ltd. (c)	49,000	384
Sino Biopharmaceutical Ltd. (c)	233,000	246
Suofeiya Home Collection Co., Ltd., Class A	60,360	344
TAL Education Group ADR	39,929	1,346
Tencent Holdings Ltd. (c)	32,400	1,394
		11,163
Hong Kong (2.3%)
AIA Group Ltd.	49,300	364

India (4.5%)
HDFC Bank Ltd. ADR	7,339	707

Korea, Republic of (5.2%)
Loen Entertainment, Inc.	3,253	248
NAVER Corp.	473	308
Osstem Implant Co., Ltd. (a)	4,528	276
		832
Taiwan (4.1%)
Silergy Corp.	11,000	252
Taiwan Semiconductor Manufacturing Co., Ltd.	56,000	400
		652
Total Common Stocks (Cost $9,837)		13,718

Participation Notes (4.7%)
China (4.7%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/10/18 (a)	27,441	419
Suofeiya Home Collection Co., Ltd., Equity Linked Notes, expires 11/20/20 (a)	59,000	336
Total Participation Notes (Cost $599)		755

Short-Term Investments (11.5%)
Securities held as Collateral on Loaned Securities (3.4%)
Investment Company (2.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d)	444,588	445

	Face Amount (000)	Value (000)
Repurchase Agreement (0.6%)
Merrill Lynch & Co., Inc., (1.07%, dated 9/29/17, due 10/2/17; proceeds $91; fully collateralized by a U.S. Government agency security; 4.00% due 4/20/47; valued at $94)	$91	91
Total Securities held as Collateral on Loaned Securities (Cost $536)		536

	Shares
Investment Company (8.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $1,286)	1,286,293	1,286
Total Short-Term Investments (Cost $1,822)		1,822
Total Investments (102.6%) (Cost $12,258) Including $1,529 of Securities Loaned (e)(f)		16,295
Liabilities in Excess of Other Assets (-2.6%)		(419)
Net Assets (100.0%)		$15,876

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $1,529,000 and $1,562,000, respectively. The Fund received cash collateral of approximately $540,000, of which approximately $536,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash collateral of approximately $4,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $1,022,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	Security trades on the Hong Kong exchange.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,055,000 and the aggregate gross unrealized depreciation is approximately $18,000, resulting in net unrealized appreciation of approximately $4,037,000.

ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	28.1%
Internet Software & Services	20.2
Beverages	12.9
Diversified Consumer Services	12.6
Short-Term Investment	8.2
Food Products	6.4
Pharmaceuticals	6.2
Internet & Direct Marketing Retail	5.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Argentina (1.3%)
Banco Macro SA ADR	78,457	$9,207
Grupo Financiero Galicia SA ADR	162,237	8,362
		17,569
Austria (1.0%)
Erste Group Bank AG (a)	315,140	13,612

Brazil (8.1%)
B3 SA - Brasil Bolsa Balcao	1,561,460	11,808
Banco Bradesco SA (Preference)	1,959,544	21,686
BRF SA (a)	868,099	12,518
Itau Unibanco Holding SA (Preference)	1,681,498	23,015
Lojas Renner SA	1,416,127	16,123
Petroleo Brasileiro SA (a)	1,882,054	9,395
Petroleo Brasileiro SA (Preference) (a)	2,344,730	11,327
		105,872
Chile (1.2%)
Banco Santander Chile	35,012,859	2,581
Banco Santander Chile ADR	44,029	1,308
SACI Falabella	1,255,067	12,207
		16,096
China (19.8%)
AAC Technologies Holdings, Inc. (b)	90,500	1,520
Alibaba Group Holding Ltd. ADR (a)	221,026	38,173
Bank of China Ltd. H Shares (b)	50,176,000	24,730
China Construction Bank Corp. H Shares (b)	21,393,750	17,747
China Mengniu Dairy Co., Ltd. (a)(b)	2,082,000	5,824
China Mobile Ltd. (b)	1,052,500	10,664
China Overseas Land & Investment Ltd. (b)	808,000	2,627
China Pacific Insurance Group Co., Ltd. H Shares (b)	3,328,000	14,336
China Unicom Hong Kong Ltd. (a)(b)	3,610,000	5,019
CRCC High-Tech Equipment Corp., Ltd. H Shares (b)	3,391,000	1,116
CSPC Pharmaceutical Group Ltd. (b)	3,774,000	6,319
Ctrip.com International Ltd. ADR (a)	29,900	1,577
JD.com, Inc. ADR (a)	250,030	9,551
NetEase, Inc. ADR	15,488	4,086
New Oriental Education & Technology Group, Inc. ADR	80,149	7,074
PetroChina Co., Ltd. H Shares (b)	7,140,000	4,525
Shenzhou International Group Holdings Ltd. (b)	937,000	7,341
Sino Biopharmaceutical Ltd. (b)	5,472,000	5,786
TAL Education Group ADR	301,098	10,150
Tencent Holdings Ltd. (b)	1,894,100	81,519
Zoomlion Heavy Industry Science and Technology Co., Ltd. H Shares (b)(c)	1,128,800	497
		260,181
Czech Republic (1.1%)
Komercni Banka AS	334,632	14,613

Egypt (0.6%)
Commercial International Bank Egypt SAE	1,697,163	7,842

Germany (0.8%)
Adidas AG	47,017	10,636

Hong Kong (2.3%)
AIA Group Ltd.	1,687,800	12,445
Samsonite International SA	4,134,600	17,731
		30,176
Hungary (1.3%)
OTP Bank PLC	443,319	16,633

India (9.3%)
Ashok Leyland Ltd.	7,239,123	13,643
Bharat Petroleum Corp., Ltd.	1,819,665	13,129
Housing Development Finance Corp., Ltd.	549,336	14,651
ICICI Bank Ltd.	1,253,528	5,308
ICICI Bank Ltd. ADR	630,200	5,395
IndusInd Bank Ltd.	646,215	16,642
Marico Ltd.	3,115,599	14,822
Maruti Suzuki India Ltd.	109,969	13,432
Shree Cement Ltd.	44,853	12,758
Zee Entertainment Enterprises Ltd.	1,474,578	11,741
		121,521
Indonesia (4.8%)
Astra International Tbk PT	17,714,600	10,390
Bank Mandiri Persero Tbk PT	22,293,600	11,131
Bumi Serpong Damai Tbk PT	38,535,100	5,064
Semen Indonesia Persero Tbk PT	12,521,000	9,412
Telekomunikasi Indonesia Persero Tbk PT	35,132,900	12,207
Unilever Indonesia Tbk PT	2,606,200	9,477
XL Axiata Tbk PT (a)	20,052,200	5,568
		63,249
Korea, Republic of (9.6%)
CJ Corp.	50,746	7,554
Coway Co., Ltd.	73,024	5,993
Hanssem Co., Ltd.	25,601	3,386
Hugel, Inc. (a)	15,884	7,306
Hyundai Development Co-Engineering & Construction	180,374	5,622
Hyundai Motor Co.	63,055	8,286
Korea Aerospace Industries Ltd. (c)	188,033	7,174
Korea Electric Power Corp.	236,844	8,065
Mando Corp. (c)	31,463	6,991
NAVER Corp.	20,405	13,273
Samsung Electronics Co., Ltd.	16,445	36,814
Samsung Electronics Co., Ltd. (Preference)	8,315	14,970
		125,434
Malaysia (3.9%)
Genting Malaysia Bhd	9,236,400	11,768
IHH Healthcare Bhd	8,875,600	12,086
Malayan Banking Bhd	4,296,729	9,698
Malaysia Airports Holdings Bhd	3,738,700	7,526
Sime Darby Bhd	4,936,700	10,546
		51,624

Mexico (4.8%)
Alsea SAB de CV	1,602,811	5,913
Cemex SAB de CV ADR (a)	1,552,250	14,095
Fomento Economico Mexicano SAB de CV ADR	152,740	14,591
Grupo Financiero Banorte SAB de CV Series O	3,721,919	25,624
Grupo Financiero Santander Mexico SAB de CV ADR	316,614	3,195
		63,418
Pakistan (0.6%)
Lucky Cement Ltd.	368,450	1,975
United Bank Ltd.	3,528,900	6,296
		8,271
Panama (0.7%)
Copa Holdings SA, Class A	69,325	8,633

Peru (1.4%)
Credicorp Ltd.	85,854	17,602

Philippines (2.7%)
Ayala Corp.	66,290	1,266
Ayala Land, Inc.	11,860,900	10,156
Metropolitan Bank & Trust Co.	7,700,257	13,112
SM Investments Corp.	639,875	11,122
		35,656
Poland (5.0%)
Bank Zachodni WBK SA	123,815	11,852
CCC SA	162,703	12,306
Jeronimo Martins SGPS SA	463,158	9,136
LPP SA	3,827	8,571
Powszechna Kasa Oszczednosci Bank Polski SA (a)	1,548,356	14,991
Powszechny Zaklad Ubezpieczen SA	727,230	9,168
		66,024
Russia (4.8%)
Gazprom PJSC ADR	2,874,590	12,045
Mail.ru Group Ltd. GDR (a)	207,117	6,827
MMC Norilsk Nickel PJSC ADR	614,488	10,578
Sberbank of Russia PJSC ADR	645,467	9,188
X5 Retail Group N.V. GDR (a)	305,621	13,719
Yandex N.V., Class A (a)	310,799	10,241
		62,598
South Africa (3.1%)
AVI Ltd.	1,042,145	7,536
Capitec Bank Holdings Ltd.	117,434	7,452
Clicks Group Ltd.	522,781	6,102
Naspers Ltd., Class N	37,756	8,143
Novus Holdings Ltd.	13,059	6
Standard Bank Group Ltd.	210,909	2,458
Steinhoff International Holdings N.V. H Shares (c)	2,060,651	9,137
		40,834
Switzerland (0.5%)
DKSH Holding AG	80,567	6,852

Taiwan (7.5%)
Advanced Semiconductor Engineering, Inc.	5,942,253	7,270
Advantech Co., Ltd.	501,584	3,573
Delta Electronics, Inc.	1,605,557	8,260
Hon Hai Precision Industry Co., Ltd.	2,784,700	9,642
Largan Precision Co., Ltd.	63,000	11,073
Nanya Technology Corp.	1,521,000	4,304
Nien Made Enterprise Co., Ltd.	742,000	7,610
Taiwan Semiconductor Manufacturing Co., Ltd.	5,987,205	42,746
Uni-President Enterprises Corp.	1,939,290	4,061
		98,539
United Kingdom (0.1%)
Mondi PLC	61,315	1,643

United States (1.4%)
MercadoLibre, Inc.	71,815	18,595
Total Common Stocks (Cost $943,731)		1,283,723

Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (d) (Cost $29,591)	29,591,118	29,591
Total Investments (100.0%) (Cost $973,322) Including $14,682 of Securities Loaned (e)(f)		1,313,314
Other Assets in Excess of Liabilities (0.0%)		121
Net Assets (100.0%)		$1,313,435

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $14,682,000 and $15,263,000, respectively. The Fund received non-cash collateral of approximately $15,263,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $36,000 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $360,718,000 and the aggregate gross unrealized depreciation is approximately $20,726,000, resulting in net unrealized appreciation of approximately $339,992,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	62.4%
Banks	24.5
Internet Software & Services	13.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Breakout Nations Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (79.5%)
Argentina (6.9%)
Banco Macro SA ADR	1,012	$119
Globant SA (a)	861	34
Grupo Financiero Galicia SA ADR	1,792	92
Pampa Energia SA ADR (a)	1,149	75
YPF SA ADR	3,893	87
		407
Bangladesh (3.5%)
Beximco Pharmaceuticals Ltd.	53,182	69
GrameenPhone Ltd.	7,559	38
Olympic Industries Ltd.	19,098	63
Square Pharmaceuticals Ltd.	10,096	38
		208
Brazil (9.7%)
B3 SA - Brasil Bolsa Balcao	8,364	63
Banco Bradesco SA (Preference)	10,531	117
BRF SA (a)	4,758	69
Itau Unibanco Holding SA (Preference)	9,095	124
Lojas Renner SA	7,613	87
Petroleo Brasileiro SA (a)	9,934	50
Petroleo Brasileiro SA (Preference) (a)	12,712	61
		571
Czech Republic (3.2%)
Komercni Banka AS	4,392	192

Egypt (4.0%)
Commercial International Bank Egypt SAE GDR	31,661	144
Egyptian Financial Group-Hermes Holding Co.	11,860	15
Egyptian Financial Group-Hermes Holding Co. GDR	32,032	76
		235
India (1.7%)
HDFC Bank Ltd. ADR	279	27
ICICI Bank Ltd. ADR	8,639	74
		101
Indonesia (9.1%)
Astra International Tbk PT	150,500	88
Bank Mandiri Persero Tbk PT	194,200	97
Bumi Serpong Damai Tbk PT	328,500	43
Semen Indonesia Persero Tbk PT	107,200	81
Telekomunikasi Indonesia Persero Tbk PT	295,500	103
Unilever Indonesia Tbk PT	22,100	80
XL Axiata Tbk PT (a)	174,400	48
		540
Malaysia (5.0%)
Genting Malaysia Bhd	46,740	60
IHH Healthcare Bhd	49,500	67
Malayan Banking Bhd	29,640	67
Malaysia Airports Holdings Bhd	20,600	41

Sime Darby Bhd	29,360	63
		298
Mexico (6.9%)
Alsea SAB de CV	10,557	39
Cemex SAB de CV ADR (a)	10,058	91
Fomento Economico Mexicano SAB de CV ADR	993	95
Grupo Financiero Banorte SAB de CV Series O	24,050	166
Grupo Financiero Santander Mexico SAB de CV ADR	2,028	20
		411
Pakistan (3.3%)
Habib Bank Ltd.	24,700	42
Lucky Cement Ltd.	8,000	43
Maple Leaf Cement Factory Ltd.	34,267	27
Oil & Gas Development Co., Ltd.	14,800	21
United Bank Ltd.	36,200	65
		198
Peru (4.8%)
Credicorp Ltd.	1,376	282

Philippines (5.5%)
Ayala Corp.	260	5
Ayala Land, Inc.	50,200	43
Metropolitan Bank & Trust Co.	85,900	146
SM Investments Corp.	7,420	129
		323
Poland (9.7%)
Bank Zachodni WBK SA	1,071	102
CCC SA	1,463	111
Jeronimo Martins SGPS SA	4,028	79
LPP SA	33	74
Powszechna Kasa Oszczednosci Bank Polski SA (a)	13,388	130
Powszechny Zaklad Ubezpieczen SA	6,116	77
		573
Romania (3.1%)
Banca Transilvania SA	185,094	106
BRD-Groupe Societe Generale SA	23,808	76
		182
United States (1.7%)
MercadoLibre, Inc.	386	100

Vietnam (1.4%)
Saigon Beer Alcohol Beverage Corp.	1,630	18
Vietjet Aviation JSC	7,924	38
Vietnam Dairy Products JSC	3,610	24
		80
Total Common Stocks (Cost $4,034)		4,701

Participation Notes (2.5%)
Vietnam (2.5%)
Bank for Foreign Trade of Vietnam JSC, Equity Linked Notes, expires 12/17/18 (a)	24,974	41
Vietnam Dairy Products JSC, Equity Linked Notes, expires 11/20/20 (a)	16,380	108
Total Participation Notes (Cost $143)		149

	No. of Rights
Right (0.0%)
Pakistan (0.0%)
Maple Leaf Cement Factory Ltd. (a) (Cost $—)	3,656	1

	Shares	Value (000)
Investment Company (4.6%)
India (4.6%)
iShares MSCI India ETF (Cost $265)	8,204	270

Short-Term Investment (10.1%)
Investment Company (10.1%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $598)	598,444	598
Total Investments (96.7%) (Cost $5,040) (c)(d)(e)		5,719
Other Assets in Excess of Liabilities (3.3%)		195
Net Assets (100.0%)		$5,914

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(d)	Securities are available for collateral in connection with an open foreign currency forward exchange contract and futures contracts.
(e)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $769,000 and the aggregate gross unrealized depreciation is approximately $97,000, resulting in net unrealized appreciation of approximately $672,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
GDR	Global Depositary Receipt.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2017:

Counterparty	Contracts to Deliver (000)	In Exchange For (000)		Delivery Date	Unrealized Depreciation (000)
State Street Bank and Trust Co.	$428	INR	27,872	11/16/17	$(3)

Futures Contracts:

The Fund had the following futures contracts open at September 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)		Value (000)	Unrealized Depreciation (000)
Long:
MSCI Emerging Market E Mini (United States)	2	Dec-17	—	@	$109	$	(—@	)
SGX NIFTY 50 (India)	23	Oct-17	—	@	451	(4)
							$(4)

@		Value is less than $500.
INR	—	Indian Rupee

Portfolio Composition

Classification	Percentage of Total Investments
Other*	44.3%
Banks	39.0
Short-Term Investment	10.5
Wireless Telecommunication Services	6.2
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**

Does not include open long futures contracts with an underlying face amount of approximately $560,000 with total unrealized depreciation of approximately $4,000. Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $3,000.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (96.7%)
Belgium (2.5%)
Anheuser-Busch InBev N.V.	17,947	$2,149

Brazil (1.6%)
Banco Bradesco SA (Preference)	127,715	1,413

China (11.1%)
Alibaba Group Holding Ltd. ADR (a)	17,044	2,944
Tencent Holdings Ltd. (b)	152,800	6,576
		9,520
Czech Republic (2.9%)
Komercni Banka AS	56,787	2,480

Germany (3.0%)
Adidas AG	11,273	2,550

Hong Kong (10.3%)
AIA Group Ltd.	540,400	3,985
Samsonite International SA	1,125,600	4,827
		8,812
Hungary (2.9%)
OTP Bank PLC	65,286	2,450

India (14.4%)
Apollo Hospitals Enterprise Ltd.	201,982	3,108
Colgate-Palmolive India Ltd.	102,358	1,671
Crompton Greaves Consumer Electricals Ltd.	520,702	1,665
Godrej Consumer Products Ltd.	149,885	2,109
LIC Housing Finance Ltd.	186,145	1,788
Marico Ltd.	417,835	1,988
		12,329
Indonesia (6.9%)
Bank Mandiri Persero Tbk PT	7,541,100	3,765
Sumber Alfaria Trijaya Tbk PT	41,136,791	2,123
		5,888
Korea, Republic of (7.1%)
CJ CGV Co., Ltd.	26,523	1,491
Hanssem Co., Ltd.	15,595	2,063
Osstem Implant Co., Ltd. (a)	41,778	2,546
		6,100
Mexico (7.8%)
Alsea SAB de CV	469,023	1,730
Fomento Economico Mexicano SAB de CV ADR	34,737	3,319
Grupo Financiero Banorte SAB de CV Series O	233,258	1,606
		6,655
Peru (4.2%)
Credicorp Ltd.	17,393	3,566

Poland (1.8%)
Eurocash SA	142,047	1,503

Russia (0.5%)
Sberbank of Russia PJSC ADR	32,662	466

South Africa (5.5%)
Famous Brands Ltd. (a)	352,595	3,047
Life Healthcare Group Holdings Ltd.	955,232	1,672
		4,719
Switzerland (2.5%)
DKSH Holding AG	25,497	2,168

Taiwan (9.6%)
Advantech Co., Ltd.	115,898	826
King Slide Works Co., Ltd.	209,000	2,846
Poya International Co., Ltd.	184,304	2,200
Superalloy Industrial Co., Ltd.	184,292	552
Voltronic Power Technology Corp.	98,750	1,772
		8,196
United States (2.1%)
MercadoLibre, Inc.	6,982	1,808
Total Common Stocks (Cost $71,175)		82,772

Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $2,502)	2,502,385	2,502
Total Investments (99.6%) (Cost $73,677) (d)(e)		85,274
Other Assets in Excess of Liabilities (0.4%)		305
Net Assets (100.0%)		$85,579

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $13,935,000 and the aggregate gross unrealized depreciation is approximately $2,338,000, resulting in net unrealized appreciation of approximately $11,597,000.

ADR	American Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.2%
Banks	18.5
Internet Software & Services	13.3
Textiles, Apparel & Luxury Goods	8.6
Personal Products	6.8
Beverages	6.4
Health Care Providers & Services	5.6
Hotels, Restaurants & Leisure	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.3%)
Argentina (3.6%)
Arcos Dorados Holdings, Inc., Class A (a)	32,284	$325
Grupo Supervielle SA ADR	11,588	286
Pampa Energia SA ADR (a)	4,069	265
		876
Bangladesh (1.2%)
Brac Bank Ltd.	283,434	297

Brazil (6.2%)
Banco ABC Brasil SA (Preference)	67,500	376
Linx SA	65,619	405
Localiza Rent a Car SA	14,143	258
Ser Educacional SA (b)	47,940	472
		1,511
China (17.9%)
51job, Inc. ADR (a)(c)	7,698	467
Bitauto Holdings Ltd. ADR (a)(c)	9,248	413
Canvest Environmental Protection Group Co., Ltd. (d)	608,000	333
China Mengniu Dairy Co., Ltd. (a)(d)	93,000	260
China New Higher Education Group Ltd. (b)(d)	804,000	444
China Resources Phoenix Healthcare Holdings Co., Ltd. (c)(d)	183,500	229
NavInfo Co., Ltd., Class A	62,346	240
TAL Education Group ADR	14,526	490
Tarena International, Inc. ADR	25,293	368
Wanda Film Holding Co., Ltd., Class A (e)	25,696	191
Xiabuxiabu Catering Management China Holdings Co., Ltd (b)(d)	249,000	301
Yestar Healthcare Holdings Co., Ltd. (c)(d)	700,000	309
Zhou Hei Ya International Holdings Co., Ltd. (b)(d)	310,000	300
		4,345
Egypt (2.7%)
Credit Agricole Egypt SAE	124,259	320
Egyptian Financial Group-Hermes Holding Co.	265,594	339
		659
India (12.2%)
Apollo Hospitals Enterprise Ltd.	14,805	228
Can Fin Homes Ltd.	7,258	295
Gulf Oil Lubricants India Ltd.	29,504	353
Indraprastha Gas Ltd.	18,436	415
Inox Leisure Ltd. (a)	44,184	159
Motilal Oswal Financial Services Ltd.	15,322	302
Persistent Systems Ltd.	24,931	256
Ramco Cements Ltd. (The)	32,299	342
Sterlite Technologies Ltd.	135,168	463
Westlife Development Ltd. (a)	38,338	141
		2,954
Indonesia (4.4%)
Bank Tabungan Negara Persero Tbk PT	1,633,900	382
Nippon Indosari Corpindo Tbk PT	2,704,700	253

Sumber Alfaria Trijaya Tbk PT	8,262,200	427
		1,062
Korea, Republic of (12.6%)
Cosmax, Inc.	2,748	305
Hanwha Techwin Co., Ltd. (a)	7,461	216
Hugel, Inc. (a)	860	396
Innocean Worldwide, Inc.	3,870	226
Koh Young Technology, Inc.	6,602	386
Korea Kolmar Co., Ltd.	6,228	412
LIG Nex1 Co., Ltd.	3,126	199
Loen Entertainment, Inc.	4,309	329
Nasmedia Co., Ltd.	6,115	297
Viatron Technologies, Inc.	17,210	285
		3,051
Malaysia (5.6%)
BIMB Holdings Bhd	219,500	228
Bison Consolidated Bhd	444,500	259
Carlsberg Brewery Malaysia Bhd, Class B	67,100	236
Malaysia Airports Holdings Bhd	153,900	310
My EG Services Bhd	656,200	318
		1,351
Mexico (2.3%)
Alsea SAB de CV	64,586	238
Banregio Grupo Financiero SAB de CV	55,858	333
		571
Pakistan (1.5%)
Habib Bank Ltd.	84,300	145
Honda Atlas Cars Pakistan Ltd.	12,850	66
Maple Leaf Cement Factory Ltd.	185,892	147
		358
Philippines (3.1%)
Megawide Construction Corp. (a)	869,500	275
Security Bank Corp.	49,510	237
Shakey’s Pizza Asia Ventures, Inc.	951,900	245
		757
Poland (4.1%)
CCC SA	3,804	288
Dino Polska SA (a)(b)	25,000	455
mBank SA (a)	2,250	258
		1,001
South Africa (1.0%)
AVI Ltd.	33,217	240

Taiwan (13.6%)
Bon Fame Co., Ltd.	75,000	199
Cub Elecparts, Inc.	38,191	449
Gourmet Master Co., Ltd.	45,320	482
King Slide Works Co., Ltd.	18,000	245
Nien Made Enterprise Co., Ltd.	34,000	349
Poya International Co., Ltd.	29,492	352

President Chain Store Corp.	28,000	236
Taiwan Secom Co., Ltd.	78,000	229
TCI Co., Ltd.	71,343	449
Voltronic Power Technology Corp.	17,000	305
		3,295
Thailand (3.0%)
Mega Lifesciences PCL (Foreign)	384,600	436
Muangthai Leasing PCL (Foreign)	290,600	307
		743
United Arab Emirates (1.0%)
Aramex PJSC	176,345	239

United Kingdom (1.3%)
DP Eurasia N.V. (a)(b)	115,930	315
Total Common Stocks (Cost $20,005)		23,625
Investment Company (1.2%)
India (1.2%)
iShares MSCI India Small-Cap ETF (c) (Cost $202)	6,233	285

	No. of Rights
Rights (0.0%)
Brazil (0.0%)
Ser Educacional SA (a)	5,333	4

Pakistan (0.0%)
Maple Leaf Cement Factory Ltd. (a)	23,237	4
Total Rights (Cost $—)		8

	Shares	Value (000)
Short-Term Investments (2.4%)
Securities held as Collateral on Loaned Securities (2.4%)
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $585)	584,952	585

Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $10)	9,892	10
Total Short-Term Investments (Cost $595)		595
Total Investments (100.9%) (Cost $20,802) Including $1,326 of Securities Loaned (g)(h)		24,513
Liabilities in Excess of Other Assets (-0.9%)		(221)
Net Assets (100.0%)		$24,292

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $1,326,000 and $1,373,000, respectively. The Fund received cash collateral of approximately $585,000, which was subsequently invested in Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $788,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Security trades on the Hong Kong exchange.
(e)	Security has been deemed illiquid at September 30, 2017.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,343,000 and the aggregate gross unrealized depreciation is approximately $632,000, resulting in net unrealized appreciation of approximately $3,711,000.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PJSC	Public Joint Stock Company.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	67.0%
Banks	12.0
Hotels, Restaurants & Leisure	8.6
Diversified Consumer Services	7.4
Media	5.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Frontier Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (95.7%)
Argentina (23.5%)
Arcos Dorados Holdings, Inc., Class A (a)	1,223,349	$12,295
Banco Macro SA ADR	355,229	41,686
Globant SA (a)	301,577	12,084
Grupo Financiero Galicia SA ADR	620,356	31,973
Grupo Supervielle SA ADR	465,963	11,505
Pampa Energia SA ADR (a)	411,484	26,787
YPF SA ADR	1,369,248	30,507
		166,837
Bangladesh (6.0%)
Beximco Pharmaceuticals Ltd.	9,957,621	12,961
GrameenPhone Ltd.	1,504,390	7,615
Olympic Industries Ltd.	3,636,230	12,041
Prime Bank Ltd.	8,948,762	3,097
Square Pharmaceuticals Ltd.	1,939,350	7,233
		42,947
Egypt (3.7%)
Commercial International Bank Egypt SAE	3,399,627	15,708
Egyptian Financial Group-Hermes Holding Co.	7,071,397	9,015
Egyptian Financial Group-Hermes Holding Co. GDR	650,613	1,535
		26,258
Kazakhstan (2.3%)
Halyk Savings Bank of Kazakhstan JSC GDR (a)	361,436	3,304
KazMunaiGas Exploration Production JSC GDR	1,294,893	12,819
		16,123
Kenya (3.1%)
Safaricom Ltd.	90,146,419	21,848

Kuwait (15.1%)
Boubyan Bank KSCP	5,320,311	7,754
Human Soft Holding Co. KSC	1,092,981	14,264
Mezzan Holding Co. KSCC	2,610,037	7,219
Mobile Telecommunications Co. KSC	12,419,980	21,063
National Bank of Kuwait	22,551,671	56,846
		107,146
Morocco (4.1%)
Attijariwafa Bank	427,995	21,083
Societe d’Exploitation des Ports	557,761	8,131
		29,214
Nigeria (4.3%)
Guaranty Trust Bank PLC	32,507,431	3,622
Nestle Nigeria PLC	952,865	3,238
Nigerian Breweries PLC	29,605,295	13,360
Zenith Bank PLC	159,012,074	10,409
		30,629
Pakistan (7.2%)
Habib Bank Ltd.	7,906,600	13,563

Honda Atlas Cars Pakistan Ltd.	119,700	613
Lucky Cement Ltd.	1,962,662	10,523
Maple Leaf Cement Factory Ltd.	9,431,478	7,483
Oil & Gas Development Co., Ltd.	2,227,430	3,135
United Bank Ltd.	8,735,778	15,586
		50,903
Panama (1.0%)
Copa Holdings SA, Class A	57,958	7,217

Romania (4.9%)
Banca Transilvania SA	36,170,099	20,665
BRD-Groupe Societe Generale SA	4,431,041	14,186
		34,851
Sri Lanka (1.8%)
Commercial Bank of Ceylon PLC	14,284,053	12,924

Tanzania, United Republic of (1.0%)
National Microfinance Bank PLC (a)	6,718,721	7,006

Turkey (0.8%)
Coca-Cola Icecek AS	561,073	5,864

United Arab Emirates (8.7%)
Aramex PJSC	4,436,304	6,015
DP World Ltd.	488,150	10,964
Dubai Islamic Bank PJSC	6,006,509	9,895
Emaar Properties PJSC	4,939,896	11,420
NMC Health PLC	649,231	23,933
		62,227
United Kingdom (0.4%)
Integrated Diagnostics Holdings PLC (b)	805,517	3,214

Vietnam (7.8%)
Bank for Foreign Trade of Vietnam JSC	9,168,753	15,169
Saigon Beer Alcohol Beverage Corp.	849,330	9,717
Vietjet Aviation JSC	3,341,800	15,910
Vietnam Dairy Products JSC	2,203,780	14,468
		55,264
Total Common Stocks (Cost $529,524)		680,472

Participation Notes (2.8%)
Saudi Arabia (2.7%)
Al Rajhi Bank, Equity Linked Notes, expires 1/22/18 (a)	578,583	10,198
Bupa Arabia for Cooperative, Equity Linked Notes, expires 10/19/18 (a)	276,515	8,731
Saudi British Bank, Equity Linked Notes, expires 3/24/20 (a)	5,424	39
		18,968
United Arab Emirates (0.1%)
Aramex PJSC, Equity Linked Notes, expires 3/14/19 (a)	589,123	799
Total Participation Notes (Cost $20,120)		19,767

	No. of Rights
Right (0.0%)
Pakistan (0.0%)
Maple Leaf Cement Factory Ltd. (a) (Cost $—)	1,178,935	199

	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (c) (Cost $17,669)	17,669,173	17,669
Total Investments (101.0%) (Cost $567,313) (d)(e)		718,107
Liabilities in Excess of Other Assets (-1.0%)		(6,943)
Net Assets (100.0%)		$711,164

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $16,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $169,598,000 and the aggregate gross unrealized depreciation is approximately $18,804,000, resulting in net unrealized appreciation of approximately $150,794,000.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
PJSC	Public Joint Stock Company.

Portfolio Composition

Classification	Percentage of Total Investments
Banks	45.4%
Other*	35.9
Wireless Telecommunication Services	7.0
Oil, Gas & Consumable Fuels	6.5
Food Products	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (95.9%)
China (7.7%)
Alibaba Group Holding Ltd. ADR (a)	1,468	$253
JD.com, Inc. ADR (a)	2,449	94
Tencent Holdings Ltd. (b)	10,900	469
		816
France (9.0%)
Christian Dior SE	2,556	818
Hermes International	281	142
		960
Germany (4.0%)
HeidelbergCement AG	1,562	160
ThyssenKrupp AG	5,288	157
Zalando SE (a)(c)	2,061	103
		420
Italy (3.0%)
Brunello Cucinelli SpA	5,294	164
Moncler SpA	5,219	151
		315
Spain (1.0%)
Industria de Diseno Textil SA	2,707	102

Switzerland (1.4%)
LafargeHolcim Ltd. (Registered) (a)	2,580	151

United Kingdom (12.4%)
BBA Aviation PLC	90,280	361
Fevertree Drinks PLC	6,232	183
Reckitt Benckiser Group PLC	2,883	263
Whitbread PLC	10,167	513
		1,320
United States (57.4%)
Activision Blizzard, Inc.	3,910	252
Alphabet, Inc., Class C (a)	286	274
Amazon.com, Inc. (a)	611	588
Berkshire Hathaway, Inc., Class B (a)	2,047	375
Danaher Corp.	1,805	155
Facebook, Inc., Class A (a)	2,217	379
IHS Markit Ltd. (a)	3,510	155
Liberty Media Corp.-Liberty Formula One, Class C (a)	4,408	168
MakeMyTrip Ltd. (a)	7,802	224
Mastercard, Inc., Class A	1,112	157
MercadoLibre, Inc.	407	106
MSCI, Inc.	1,327	155
Priceline Group, Inc. (The) (a)	84	154
S&P Global, Inc.	2,348	367
salesforce.com, Inc. (a)	2,816	263
ServiceNow, Inc. (a)	1,393	164
Starbucks Corp.	6,643	357
TJX Cos., Inc. (The)	2,065	152
TransDigm Group, Inc.	1,034	264

Twitter, Inc. (a)	6,124	103
Union Pacific Corp.	2,330	270
United Technologies Corp.	3,239	376
Verisk Analytics, Inc. (a)	1,871	156
Walt Disney Co. (The)	1,615	159
Workday, Inc., Class A (a)	1,531	161
Zoetis, Inc.	2,300	147
		6,081
Total Common Stocks (Cost $8,683)		10,165

Short-Term Investment (3.5%)
Investment Company (3.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $366)	366,175	366
Total Investments Excluding Purchased Options (99.4%) (Cost $9,049)		10,531
Total Purchased Options Outstanding (0.0%) (Cost $13)		4
Total Investments (99.4%) (Cost $9,062) (e)(f)		10,535
Other Assets in Excess of Liabilities (0.6%)		62
Net Assets (100.0%)		$10,597

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(e)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(f)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,634,000 and the aggregate gross unrealized depreciation is approximately $161,000, resulting in net unrealized appreciation of approximately $1,473,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	1,752,855	1,753	$4		$9	$(5)
Royal Bank of Scotland	USD/CNY	CNY	7.40	Nov-17	1,157,221	1,157	—	@	4	(4)
							$4		$13	$(9)

@		Value is less than $500.
CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	34.5%
Internet Software & Services	15.0
Textiles, Apparel & Luxury Goods	12.1
Internet & Direct Marketing Retail	11.0
Hotels, Restaurants & Leisure	8.3
Software	8.0
Aerospace & Defense	6.1
Capital Markets	5.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.9%)
China (15.3%)
TAL Education Group ADR	20,067	$676
Tencent Holdings Ltd. ADR	23,477	1,031
		1,707
Ireland (6.2%)
Ryanair Holdings PLC ADR (a)	6,588	694

Japan (3.8%)
Nippon Telegraph & Telephone Corp. ADR	9,357	428

Spain (4.9%)
Banco Bilbao Vizcaya Argentaria SA ADR	61,283	547

Switzerland (6.5%)
ABB Ltd. ADR	13,435	333
UBS Group AG (Registered) (a)	23,174	397
		730
Taiwan (6.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,778	668

United States (55.2%)
Alphabet, Inc., Class A (a)	347	338
Ameriprise Financial, Inc.	750	111
Celgene Corp. (a)	5,404	788
Comcast Corp., Class A	19,299	743
Franklin Resources, Inc.	12,090	538
Illinois Tool Works, Inc.	2,996	443
JPMorgan Chase & Co.	5,868	561
Mastercard, Inc., Class A	5,036	711
National Oilwell Varco, Inc.	12,163	435
Priceline Group, Inc. (The) (a)	289	529
QUALCOMM, Inc.	6,681	346
VMware, Inc., Class A (a)	5,698	622
		6,165
Total Common Stocks (Cost $9,032)		10,939

Short-Term Investment (1.7%)
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $189)	189,160	189
Total Investments (99.6%) (Cost $9,221) (c)(d)		11,128
Other Assets in Excess of Liabilities (0.4%)		42
Net Assets (100.0%)		$11,170

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.

(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,944,000 and the aggregate gross unrealized depreciation is approximately $37,000, resulting in net unrealized appreciation of approximately $1,907,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	21.2%
Internet Software & Services	12.3
Banks	9.9
Capital Markets	9.4
Semiconductors & Semiconductor Equipment	9.1
Biotechnology	7.1
Media	6.7
Information Technology Services	6.4
Airlines	6.2
Diversified Consumer Services	6.1
Software	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.7%)
Canada (0.8%)
Agnico-Eagle Mines Ltd.	2,151	$97

China (7.1%)
NetEase, Inc. ADR	379	100
TAL Education Group ADR	4,458	150
Tencent Holdings Ltd. ADR	14,547	639
		889
Germany (1.1%)
BASF SE ADR	1,325	141

Ireland (4.1%)
Ryanair Holdings PLC ADR (a)	4,893	516

Japan (4.9%)
Nippon Telegraph & Telephone Corp. ADR	11,540	528
Toyota Motor Corp. ADR	740	88
		616
Mexico (1.7%)
Grupo Financiero Santander Mexico SAB de CV ADR	20,684	209

Netherlands (1.3%)
AerCap Holdings N.V. (a)	3,287	168

Spain (3.4%)
Banco Bilbao Vizcaya Argentaria SA ADR	47,468	423

Switzerland (8.1%)
ABB Ltd. ADR	17,077	423
Logitech International SA (Registered)	5,651	206
UBS Group AG (Registered) (a)	22,103	379
		1,008
Taiwan (4.0%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,209	496

United Kingdom (2.7%)
British American Tobacco PLC ADR	5,516	345

United States (58.5%)
Alphabet, Inc., Class A (a)	375	365
Ameriprise Financial, Inc.	2,932	435
Apple, Inc.	3,907	602
Broadcom Ltd.	1,932	469
Celgene Corp. (a)	1,574	230
Cigna Corp.	2,431	454
Comcast Corp., Class A	14,722	567
Danaher Corp.	1,167	100
Emerson Electric Co.	4,514	284
Franklin Resources, Inc.	10,745	478
Illinois Tool Works, Inc.	2,933	434
JPMorgan Chase & Co.	6,581	629
Mastercard, Inc., Class A	3,033	428
National Oilwell Varco, Inc.	7,478	267

Northrop Grumman Corp.	1,334	384
Priceline Group, Inc. (The) (a)	293	536
QUALCOMM, Inc.	4,667	242
Target Corp.	898	53
VMware, Inc., Class A (a)	3,310	361
		7,318
Total Common Stocks (Cost $10,310)		12,226

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $248)	247,744	248
Total Investments (99.7%) (Cost $10,558) (c)(d)		12,474
Other Assets in Excess of Liabilities (0.3%)		35
Net Assets (100.0%)		$12,509

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,979,000 and the aggregate gross unrealized depreciation is approximately $63,000, resulting in net unrealized appreciation of approximately $1,916,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	48.9%
Capital Markets	10.3
Banks	10.1
Semiconductors & Semiconductor Equipment	9.7
Internet Software & Services	8.8
Tech Hardware, Storage & Peripherals	6.5
Electrical Equipment	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (93.8%)
Brazil (5.7%)
JHSF Participacoes SA (a)	812,509	$600
Ouro Fino Saude Animal Participacoes SA (a)	126,131	1,035
Porto Seguro SA	344,774	4,101
		5,736
Canada (6.3%)
Agrium, Inc.	58,462	6,265
Second Cup Ltd. (The) (a)	56,670	118
		6,383
Denmark (7.4%)
Novo Nordisk A/S Series B	156,947	7,503

France (17.2%)
Christian Dior SE	30,282	9,697
Criteo SA ADR (a)	73,374	3,045
Edenred	114,700	3,118
JCDecaux SA	41,249	1,545
		17,405
Germany (3.2%)
ThyssenKrupp AG	64,062	1,899
Vapiano SE (a)(b)	48,415	1,316
		3,215
Italy (1.6%)
Gima TT SpA (a)(b)	20,633	305
Tamburi Investment Partners SpA	195,398	1,366
		1,671
New Zealand (0.3%)
Kathmandu Holdings Ltd.	172,414	296

United Kingdom (8.1%)
BBA Aviation PLC	752,713	3,010
Clarkson PLC	45,953	1,762
Micro Focus International PLC ADR (a)	10,340	330
Whitbread PLC	62,552	3,156
		8,258
United States (44.0%)
Autoliv, Inc.	32,875	4,063
Biogen, Inc. (a)	10,969	3,435
Cars.com, Inc. (a)	51,531	1,371
Container Store Group, Inc. (The) (a)	46,184	194
Dillard’s, Inc., Class A	45,585	2,556
Dril-Quip, Inc. (a)	29,578	1,306
Dropbox, Inc. (a)(c)(d)(e) (acquisition cost - $25; acquired 5/1/12)	2,743	24
Habit Restaurants, Inc. (The) (a)	4,964	65
Harley-Davidson, Inc.	111,453	5,373
Hewlett Packard Enterprise Co.	101,180	1,488
Mosaic Co. (The)	133,207	2,876
Potbelly Corp. (a)	134,782	1,671

Shutterstock, Inc. (a)	13,217	440
TEGNA, Inc.	58,381	778
Time Warner, Inc.	92,098	9,436
United Technologies Corp.	23,369	2,713
Welbilt, Inc. (a)	284,100	6,549
YogaWorks, Inc. (a)	62,461	173
		44,511
Total Common Stocks (Cost $83,855)		94,978

Preferred Stocks (0.6%)
India (0.2%)
Flipkart Online Services Pvt Ltd. Series D (a)(c)(d)(e) (acquisition cost - $44; acquired 10/4/13)	1,910	168

United States (0.4%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $78; acquired 4/16/14)	1,917	201
Blue Bottle Coffee, Inc. Series B (a)(c)(d)(e) (acquisition cost - $56; acquirred 1/24/14)	3,945	144
DOMO, Inc. (a)(c)(d)(e) (acquisition cost - $37; acquired 1/31/14 - 2/7/14)	9,082	34
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $73; acquired 6/17/14)	6,374	17
Palantir Technologies, Inc. Series G (a)(c)(d)(e) (acquisition cost - $9; acquired 7/19/12)	2,935	10
Palantir Technologies, Inc. Series H (a)(c)(d)(e) (acquisition cost - $6; acquired 10/25/13)	1,572	5
Palantir Technologies, Inc. Series H1 (a)(c)(d)(e) (acquisition cost - $6; acquired 10/25/13)	1,572	5
		416
Total Preferred Stocks (Cost $309)		584

Convertible Preferred Stock (0.0%)
United States (0.0%)
Dropbox, Inc. Series A (a)(c)(d)(e) (acquisition cost - $3; acquired 5/25/12) (Cost $3)	277	2

Short-Term Investment (7.8%)
Investment Company (7.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $7,874)	7,874,467	7,874
Total Investments Excluding Purchased Options (102.2%) (Cost $92,041)		103,438
Total Purchased Options Outstanding (0.3%) (Cost $708)		323
Total Investments (102.5%) (Cost $92,749) (g)(h)(i)		103,761
Liabilities in Excess of Other Assets (-2.5%)		(2,526)
Net Assets (100.0%)		$101,235

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(c)

At September 30, 2017, the Fund held fair valued securities valued at approximately $610,000, representing 0.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Security has been deemed illiquid at September 30, 2017.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2017, amounts to approximately $610,000 and represents 0.6% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $6,000 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency forward exchange contracts.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $12,712,000 and the aggregate gross unrealized depreciation is approximately $1,781,000, resulting in net unrealized appreciation of approximately $10,931,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
UBS Securities, LLC	Harley-Davidson, Inc.	USD	45.00	Jan-19	400	40	$291	$666	$(375)
UBS Securities, LLC	United Technologies Corp.	USD	120.00	Jan-18	140	14	32	42	(10)
							$323	$708	$(385)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Appreciation (Depreciation) (000)
UBS AG	EUR	601	$645	10/12/17	$(66)
UBS AG	EUR	340	$373	11/15/17	(30)
UBS AG	EUR	106	$126	2/22/18	(—@ )
UBS AG	KRW	765,055	$675	10/12/17	7
UBS AG	KRW	418,670	$373	11/15/17	7
UBS AG	KRW	133,872	$118	2/22/18	1
					$(81)

@		Value is less than $500.
EUR	—	Euro
KRW	—	South Korean Won
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.5%
Media	11.3
Textiles, Apparel & Luxury Goods	9.4
Chemicals	8.8
Pharmaceuticals	8.2
Short-Term Investment	7.6
Machinery	6.6
Hotels, Restaurants & Leisure	6.4
Automobiles	5.2
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $81,000.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.8%)
France (8.5%)
L’Oreal SA	220,401	$46,863
Pernod Ricard SA	258,672	35,785
		82,648
Germany (4.9%)
SAP SE	432,307	47,359

Italy (1.7%)
Davide Campari-Milano SpA	2,215,126	16,075

Netherlands (1.2%)
RELX N.V.	557,925	11,876

Switzerland (1.1%)
Nestle SA (Registered)	126,794	10,619

United Kingdom (29.0%)
British American Tobacco PLC	889,010	55,656
British American Tobacco PLC ADR	316,441	19,762
Experian PLC	984,695	19,779
Reckitt Benckiser Group PLC	776,010	70,845
RELX PLC	1,089,992	23,910
Unilever PLC	1,578,534	91,357
		281,309
United States (51.4%)
Accenture PLC, Class A	525,973	71,043
Altria Group, Inc.	384,660	24,395
Automatic Data Processing, Inc.	208,424	22,785
Coca-Cola Co. (The)	666,677	30,007
Danaher Corp.	116,462	9,990
International Flavors & Fragrances, Inc.	57,443	8,209
Intuit, Inc.	99,736	14,176
Microsoft Corp.	940,704	70,073
Moody’s Corp.	81,317	11,320
NIKE, Inc., Class B	545,200	28,269
Philip Morris International, Inc.	394,606	43,805
Time Warner, Inc.	49,279	5,049
Twenty-First Century Fox, Inc., Class A	849,678	22,415
Twenty-First Century Fox, Inc., Class B	691,534	17,835
Visa, Inc., Class A	445,864	46,923
Walt Disney Co. (The)	369,647	36,436
Zoetis, Inc.	574,850	36,652
		499,382
Total Common Stocks (Cost $748,467)		949,268

Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (a) (Cost $18,398)	18,397,812	18,398

Total Investments (99.7%) (Cost $766,865) (b)(c)	967,666
Other Assets in Excess of Liabilities (0.3%)	3,088
Net Assets (100.0%)	$970,754

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $26,000 relating to the Fund’s investment in the Liquidity Funds.

(b)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(c)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $208,332,000 and the aggregate gross unrealized depreciation is approximately $7,531,000, resulting in net unrealized appreciation of approximately $200,801,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Tobacco	14.8%
Information Technology Services	14.5
Personal Products	14.3
Software	13.6
Other*	12.8
Beverages	8.5
Media	8.5
Household Products	7.3
Professional Services	5.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (92.8%)
Brazil (6.5%)
JHSF Participacoes SA (a)	90,283	$67
Ouro Fino Saude Animal Participacoes SA (a)	21,975	180
Porto Seguro SA	48,596	578
		825
Canada (5.9%)
Agrium, Inc.	5,673	608
Dominion Diamond Corp.	9,172	130
		738
Denmark (5.8%)
Novo Nordisk A/S Series B	15,381	735

France (18.6%)
Christian Dior SE	3,841	1,230
Criteo SA ADR (a)	6,895	286
Edenred	20,819	566
JCDecaux SA	7,002	262
		2,344
Germany (4.0%)
ThyssenKrupp AG	12,091	359
Vapiano SE (a)(b)	5,598	152
		511
Italy (2.5%)
Brunello Cucinelli SpA	3,826	119
Gima TT SpA (a)(b)	2,528	37
Tamburi Investment Partners SpA	22,621	158
		314
New Zealand (0.8%)
Kathmandu Holdings Ltd.	58,605	100

Switzerland (4.3%)
Nestle SA (Registered)	6,547	548

United Kingdom (12.2%)
BBA Aviation PLC	174,489	698
Clarkson PLC	5,300	203
IP Group PLC (a)	16,787	31
Micro Focus International PLC ADR (a)	1,692	54
Whitbread PLC	10,876	549
		1,535
United States (32.2%)
Autoliv, Inc.	2,057	254
Biogen, Inc. (a)	1,093	342
Cars.com, Inc. (a)	949	25
Dril-Quip, Inc. (a)	4,538	200
Harley-Davidson, Inc.	10,650	514
Hewlett Packard Enterprise Co.	15,702	231
Mosaic Co. (The)	12,439	269
Potbelly Corp. (a)	5,760	71

RenaissanceRe Holdings Ltd.	3,116	421
Shutterstock, Inc. (a)	1,742	58
Time Warner, Inc.	5,731	587
United Technologies Corp.	4,684	544
Welbilt, Inc. (a)	23,403	540
		4,056
Total Common Stocks (Cost $9,866)		11,706

Short-Term Investment (6.0%)
Investment Company (6.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $756)	755,775	756
Total Investments (98.8%) (Cost $10,622) (d)(e)		12,462
Other Assets in Excess of Liabilities (1.2%)		149
Net Assets (100.0%)		$12,611

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,994,000 and the aggregate gross unrealized depreciation is approximately $154,000, resulting in net unrealized appreciation of approximately $1,840,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	42.1%
Textiles, Apparel & Luxury Goods	10.8
Insurance	8.0
Pharmaceuticals	7.4
Chemicals	7.0
Media	6.8
Hotels, Restaurants & Leisure	6.2
Short-Term Investment	6.1
Transportation Infrastructure	5.6
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Australia (8.4%)
APA Group	813,375	$5,327
Macquarie Atlas Roads Group	1,293,401	5,509
Spark Infrastructure Group	2,955,348	5,842
Sydney Airport	1,428,796	7,968
Transurban Group	966,509	9,007
		33,653
Canada (14.7%)
Canadian Pacific Railway Ltd.	34,600	5,812
Enbridge, Inc.	514,835	21,505
Fortis, Inc.	23,500	843
Hydro One Ltd. (a)	123,710	2,253
Inter Pipeline Ltd.	137,078	2,840
Pembina Pipeline Corp.	205,691	7,217
TransCanada Corp.	373,389	18,455
		58,925
China (5.6%)
ENN Energy Holdings Ltd. (b)	288,000	2,087
Guangdong Investment Ltd. (b)	3,772,000	5,379
Hopewell Highway Infrastructure Ltd. (b)	24,608,500	15,216
		22,682
France (6.4%)
Aeroports de Paris	7,410	1,198
Groupe Eurotunnel SE	569,380	6,864
SES SA	111,591	2,441
Vinci SA	159,480	15,155
		25,658
Germany (0.3%)
Fraport AG Frankfurt Airport Services Worldwide	14,440	1,371

India (0.8%)
Azure Power Global Ltd. (c)	203,020	3,228

Italy (4.2%)
Atlantia SpA	310,912	9,815
Infrastrutture Wireless Italiane SpA (a)	390,684	2,586
Italgas SpA	406,768	2,283
Snam SpA	81,710	394
Terna Rete Elettrica Nazionale SpA	273,750	1,599
		16,677
Japan (0.9%)
East Japan Railway Co.	39,000	3,599

Mexico (1.4%)
Promotora y Operadora de Infraestructura SAB de CV	542,760	5,730

Spain (12.0%)
Abertis Infraestructuras SA	489,789	9,899
Atlantica Yield PLC	942,699	18,571
Ferrovial SA	268,024	5,900

Saeta Yield SA	1,216,825	13,893
		48,263
Switzerland (0.3%)
Flughafen Zurich AG (Registered)	5,085	1,150

United Kingdom (10.5%)
John Laing Group PLC (a)	3,708,987	14,175
National Grid PLC	1,281,709	15,880
Pennon Group PLC	279,261	2,982
Severn Trent PLC	112,000	3,261
United Utilities Group PLC	506,442	5,799
		42,097
United States (29.6%)
American Tower Corp. REIT	124,110	16,963
American Water Works Co., Inc.	51,820	4,193
Atmos Energy Corp.	45,232	3,792
Cheniere Energy, Inc. (c)(d)	17,540	790
Crown Castle International Corp. REIT	136,032	13,601
Edison International	115,360	8,902
Enbridge Energy Management LLC (c)	232,656	3,597
Eversource Energy	105,491	6,376
Kinder Morgan, Inc.	576,430	11,056
NiSource, Inc.	76,718	1,963
Norfolk Southern Corp.	27,624	3,653
PG&E Corp.	215,086	14,645
SBA Communications Corp. REIT (c)	27,540	3,967
Sempra Energy	104,476	11,924
Union Pacific Corp.	22,510	2,611
Williams Cos., Inc. (The)	356,153	10,688
		118,721
Total Common Stocks (Cost $312,588)		381,754

Short-Term Investment (5.8%)
Investment Company (5.8%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $23,229)	23,228,641	23,229
Total Investments (100.9%) (Cost $335,817) Including $790 of Securities Loaned (f)(g)		404,983
Liabilities in Excess of Other Assets (-0.9%)		(3,736)
Net Assets (100.0%)		$401,247

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)	Security trades on the Hong Kong exchange.
(c)	Non-income producing security.
(d)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $790,000 and $802,000, respectively. The Fund received non-cash collateral of approximately $802,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $33,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $71,452,000 and the aggregate gross unrealized depreciation is approximately $2,286,000, resulting in net unrealized appreciation of approximately $69,166,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	25.7%
Toll Roads	15.3
Electricity Transmission & Distribution	13.9
Communications	9.8
Renewables	8.8
Diversified	8.7
Other*	6.8
Short-Term Investment	5.7
Water	5.3
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (89.3%)
Argentina (0.9%)
Globant SA (a)	355,368	$14,240

Belgium (1.3%)
Anheuser-Busch InBev N.V.	163,569	19,584

China (20.4%)
Alibaba Group Holding Ltd. ADR (a)	198,747	34,326
China Resources Beer Holdings Co., Ltd. (b)	9,387,333	25,416
Foshan Haitian Flavouring & Food Co., Ltd., Class A	3,386,153	24,157
Jiangsu Hengrui Medicine Co., Ltd., Class A	3,156,643	28,479
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	874,313	13,359
Suofeiya Home Collection Co., Ltd., Class A	3,170,399	18,041
TAL Education Group ADR	3,085,096	103,998
Tencent Holdings Ltd. (b)	1,354,600	58,300
		306,076
Denmark (4.6%)
DSV A/S	913,406	69,097

France (3.8%)
Hermes International	112,895	56,915

India (2.2%)
HDFC Bank Ltd.	1,168,957	32,379

Italy (2.9%)
Moncler SpA	1,506,418	43,478

Japan (4.8%)
Calbee, Inc.	891,100	31,320
Keyence Corp.	49,600	26,338
Nihon M&A Center, Inc.	279,700	13,671
		71,329
Korea, Republic of (0.6%)
Loen Entertainment, Inc.	118,426	9,037

South Africa (1.8%)
Naspers Ltd., Class N	124,045	26,754
Novus Holdings Ltd.	42,294	20
		26,774
Switzerland (0.9%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	203	14,077

United Kingdom (5.8%)
Fevertree Drinks PLC	1,031,491	30,228
Reckitt Benckiser Group PLC	616,073	56,244
		86,472
United States (39.3%)
Alphabet, Inc., Class C (a)	62,333	59,784
Amazon.com, Inc. (a)	97,603	93,830
EPAM Systems, Inc. (a)	746,387	65,630
Facebook, Inc., Class A (a)	787,311	134,528

Luxoft Holding, Inc. (a)	222,671	10,644
Mastercard, Inc., Class A	499,934	70,591
Priceline Group, Inc. (The) (a)	38,186	69,912
Starbucks Corp.	526,470	28,277
Visa, Inc., Class A	522,819	55,021
		588,217
Total Common Stocks (Cost $918,629)		1,337,675

Preferred Stocks (1.0%)
United States (1.0%)
Airbnb, Inc. Series D (a)(c)(d)(e) (acquisition cost - $1,594; acquired 4/16/14)	39,153	4,109
Magic Leap Series C (a)(c)(d)(e) (acquisition cost - $3,175; acquired 12/22/15)	137,829	3,535
Uber Technologies Series G (a)(c)(d)(e) (acquisition cost - $8,232; acquired 12/3/15)	168,793	6,796
Total Preferred Stocks (Cost $13,001)		14,440

Participation Note (1.2%)
China (1.2%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/10/18 (a) (Cost $12,648)	1,230,704	18,805

Short-Term Investment (8.4%)
Investment Company (8.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $125,558)	125,558,428	125,558
Total Investments Excluding Purchased Option (99.9%) (Cost $1,069,836)		1,496,478
Total Purchased Option Outstanding (0.0%) (Cost $1,367)		580
Total Investments (99.9%) (Cost $1,071,203) (g)(h)		1,497,058
Other Assets in Excess of Liabilities (0.1%)		1,507
Net Assets (100.0%)		$1,498,565

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

At September 30, 2017, the Fund held fair valued securities valued at approximately $14,440,000, representing 1.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Security has been deemed illiquid at September 30, 2017.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2017, amounts to approximately $14,440,000 and represents 1.0% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $91,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $433,623,000 and the aggregate gross unrealized depreciation is approximately $7,768,000, resulting in net unrealized appreciation of approximately $425,855,000.

ADR	American Depositary Receipt.

Call Option Purchased:

The Fund had the following call option purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	257,945,530	257,946	$580	$1,367	$(787)

CNH	Chinese Yuan Renminbi Offshore
USD	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.4%
Internet Software & Services	19.2
Information Technology Services	13.5
Internet & Direct Marketing Retail	11.7
Short-Term Investment	8.4
Beverages	7.2
Diversified Consumer Services	6.9
Textiles, Apparel & Luxury Goods	6.7
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Australia (4.9%)
Dexus REIT	856,341	$6,381
Goodman Group REIT	1,454,330	9,400
GPT Group (The) REIT	1,980,232	7,704
Investa Office Fund REIT	330,108	1,165
Mirvac Group REIT	2,466,425	4,430
Scentre Group REIT	4,840,077	14,921
Stockland REIT	1,533,532	5,173
Vicinity Centres REIT	2,780,558	5,802
Westfield Corp. REIT	2,080,890	12,797
		67,773
Austria (0.3%)
Atrium European Real Estate Ltd. (a)	347,394	1,626
BUWOG AG (a)	97,067	2,910
		4,536
Canada (1.6%)
Boardwalk REIT	33,061	1,007
Crombie Real Estate Investment Trust REIT	196,989	2,152
Extendicare, Inc.	109,047	816
First Capital Realty, Inc.	410,542	6,475
H&R Real Estate Investment Trust REIT	153,235	2,645
RioCan Real Estate Investment Trust REIT	415,288	7,965
Smart Real Estate Investment Trust REIT	56,125	1,324
		22,384
China (0.5%)
China Overseas Land & Investment Ltd. (b)	980,000	3,187
China Resources Land Ltd. (b)	474,000	1,450
China Vanke Co., Ltd. H Shares (b)	314,400	1,034
Guangzhou R&F Properties Co., Ltd. H Shares (b)	330,400	766
		6,437
Finland (0.2%)
Citycon Oyj	1,121,418	2,950

France (4.0%)
Carmila SA REIT	49,638	1,426
Fonciere Des Regions REIT	32,702	3,397
Gecina SA REIT	64,015	10,380
ICADE REIT	46,960	4,189
Klepierre SA REIT	271,137	10,642
Mercialys SA REIT	209,039	4,175
Unibail-Rodamco SE REIT	85,953	20,902
		55,111
Germany (2.0%)
ADO Properties SA (c)	31,892	1,576
Deutsche Wohnen SE	209,847	8,909
LEG Immobilien AG	24,061	2,434
Vonovia SE	341,308	14,522
		27,441

Hong Kong (11.1%)
Champion REIT	3,936,000	2,716
CK Asset Holdings Ltd.	2,820,000	23,339
Hang Lung Properties Ltd.	382,000	907
Henderson Land Development Co., Ltd.	706,762	4,682
Hongkong Land Holdings Ltd.	3,176,700	22,872
Hysan Development Co., Ltd.	2,377,014	11,183
I-CABLE Communications Ltd. (a)	288,063	9
Link REIT	2,126,775	17,234
New World Development Co., Ltd.	6,528,758	9,377
Sino Land Co., Ltd.	773,004	1,358
Sun Hung Kai Properties Ltd.	2,049,367	33,292
Swire Properties Ltd.	5,273,200	17,889
Wharf Holdings Ltd. (The)	1,133,763	10,101
		154,959
Ireland (0.7%)
Green REIT PLC	3,027,638	5,393
Hibernia REIT PLC	2,224,567	4,009
		9,402
Japan (9.3%)
Activia Properties, Inc. REIT	995	4,129
Advance Residence Investment Corp. REIT	1,404	3,454
Daiwa Office Investment Corp. REIT	170	851
GLP J-REIT	2,972	3,098
Hulic Co., Ltd.	566,200	5,550
Hulic REIT, Inc.	817	1,205
Invincible Investment Corp. REIT	8,336	3,441
Japan Hotel REIT Investment Corp.	2,730	1,725
Japan Prime Realty Investment Corp. REIT	215	718
Japan Real Estate Investment Corp. REIT	1,375	6,611
Japan Rental Housing Investments, Inc. REIT	1,101	777
Japan Retail Fund Investment Corp. REIT	2,471	4,434
Kenedix Office Investment Corp. REIT	222	1,221
Mitsubishi Estate Co., Ltd.	1,538,100	26,743
Mitsui Fudosan Co., Ltd.	1,237,000	26,823
Mori Hills Investment Corp. REIT	1,151	1,380
Mori Trust Sogo Reit, Inc.	220	329
Nippon Accommodations Fund, Inc. REIT	97	377
Nippon Building Fund, Inc. REIT	1,838	9,163
Nippon Prologis, Inc. REIT	1,789	3,770
Nomura Real Estate Master Fund, Inc. REIT	5,305	6,897
Orix, Inc. J-REIT	1,757	2,522
Sumitomo Realty & Development Co., Ltd.	306,000	9,260
United Urban Investment Corp. REIT	3,653	5,350
		129,828
Malta (0.0%)
BGP Holdings PLC (a)(d)(e)	12,867,024	228

Netherlands (0.5%)
Eurocommercial Properties N.V. CVA REIT	158,828	6,792
Wereldhave N.V. REIT	6,298	297
		7,089
Norway (0.4%)
Entra ASA (c)	318,829	4,363

Norwegian Property ASA	700,861	889
		5,252
Singapore (1.0%)
Ascendas Real Estate Investment Trust REIT	1,246,200	2,444
CapitaLand Commercial Trust REIT	1,814,900	2,214
CapitaLand Ltd.	549,200	1,449
CapitaLand Mall Trust REIT	1,640,300	2,419
EC World Real Estate Investment Trust Unit REIT	582,900	331
Keppel REIT	2,548,522	2,217
Suntec Real Estate Investment Trust REIT	861,000	1,184
UOL Group Ltd.	239,776	1,435
		13,693
Spain (0.7%)
Hispania Activos Inmobiliarios SOCIMI SA REIT	130,668	2,355
Inmobiliaria Colonial Socimi SA	168,418	1,671
Merlin Properties Socimi SA REIT	426,383	5,906
		9,932
Sweden (0.7%)
Atrium Ljungberg AB, Class B	124,101	2,164
Castellum AB	230,810	3,622
Hufvudstaden AB, Class A	246,361	4,204
		9,990
Switzerland (0.6%)
PSP Swiss Property AG (Registered)	81,610	7,518
Swiss Prime Site AG (Registered) (a)	9,301	836
		8,354
United Kingdom (5.8%)
British Land Co., PLC (The) REIT	2,065,639	16,663
Capital & Counties Properties PLC	294,755	1,045
Capital & Regional PLC REIT	1,664,988	1,266
Derwent London PLC REIT	293,954	11,005
Grainger PLC	210,878	758
Great Portland Estates PLC REIT	1,286,449	10,533
Hammerson PLC REIT	824,742	5,935
Intu Properties PLC REIT	899,613	2,779
Land Securities Group PLC REIT	1,445,249	18,834
LXB Retail Properties PLC (a)	3,172,353	1,196
Segro PLC REIT	251,782	1,808
St. Modwen Properties PLC	699,825	3,505
UNITE Group PLC (The) REIT	116,581	1,074
Urban & Civic PLC	1,117,620	3,864
		80,265
United States (54.5%)
Alexandria Real Estate Equities, Inc. REIT	48,505	5,771
American Homes 4 Rent, Class A REIT	245,963	5,340
Apartment Investment & Management Co., Class A REIT	26,915	1,180
AvalonBay Communities, Inc. REIT	117,512	20,966
Blackstone Mortgage Trust, Inc., Class A REIT	128,020	3,971
Boston Properties, Inc. REIT	395,296	48,574
Brixmor Property Group, Inc. REIT	294,474	5,536
Camden Property Trust REIT	188,856	17,271
CBL & Associates Properties, Inc. REIT	35,802	300

Chesapeake Lodging Trust REIT	377,422	10,179
Columbia Property Trust, Inc. REIT	166,132	3,617
Cousins Properties, Inc. REIT	445,408	4,160
CubeSmart REIT	135,096	3,507
DCT Industrial Trust, Inc. REIT	150,428	8,713
DDR Corp. REIT	133,240	1,220
Digital Realty Trust, Inc. REIT	93,060	11,012
Douglas Emmett, Inc. REIT	44,916	1,771
Duke Realty Corp. REIT	164,890	4,752
Education Realty Trust, Inc. REIT	111,690	4,013
Equity Lifestyle Properties, Inc. REIT	29,847	2,539
Equity Residential REIT	450,239	29,684
Essex Property Trust, Inc. REIT	50,813	12,908
Exeter Industrial Value Fund, LP REIT (a)(d)(e)(f)	1,860,000	208
Federal Realty Investment Trust REIT	22,112	2,747
Gaming and Leisure Properties, Inc. REIT	156,438	5,771
GGP, Inc. REIT	2,095,380	43,521
HCP, Inc. REIT	122,764	3,417
Healthcare Realty Trust, Inc. REIT	509,240	16,469
Healthcare Trust of America, Inc., Class A REIT	242,929	7,239
Hilton Worldwide Holdings, Inc.	128,717	8,939
Host Hotels & Resorts, Inc. REIT	542,983	10,040
Hudson Pacific Properties, Inc. REIT	76,545	2,567
Invitation Homes, Inc. REIT	11,560	262
JBG SMITH Properties REIT (a)	278,950	9,543
Kilroy Realty Corp. REIT	182,622	12,988
LaSalle Hotel Properties REIT	825,706	23,962
Liberty Property Trust REIT	74,365	3,053
Life Storage, Inc. REIT	109,887	8,990
Macerich Co. (The) REIT	342,451	18,825
Mack-Cali Realty Corp. REIT	441,368	10,465
National Retail Properties, Inc. REIT	150,359	6,264
Paramount Group, Inc. REIT	1,007,936	16,127
Pennsylvania Real Estate Investment Trust REIT	256,862	2,694
ProLogis, Inc. REIT	381,217	24,192
Public Storage REIT	217,873	46,623
QTS Realty Trust, Inc., Class A REIT	226,819	11,876
Regency Centers Corp. REIT	330,617	20,511
Rexford Industrial Realty, Inc. REIT	217,515	6,225
RLJ Lodging Trust REIT	284,180	6,252
Simon Property Group, Inc. REIT	641,476	103,284
SL Green Realty Corp. REIT	133,083	13,484
Spirit Realty Capital, Inc. REIT	142,100	1,218
Starwood Property Trust, Inc. REIT	155,300	3,373
Starwood Waypoint Homes REIT	205,938	7,490
Tanger Factory Outlet Centers, Inc. REIT	123,723	3,021
Taubman Centers, Inc. REIT	129,930	6,458
UDR, Inc. REIT	166,265	6,323
Ventas, Inc. REIT	236,715	15,417
VEREIT, Inc. REIT	954,902	7,916
Vornado Realty Trust REIT	557,891	42,891
Welltower, Inc. REIT	160,665	11,292
		758,921
Total Common Stocks (Cost $1,109,610)		1,374,545

	No. of Rights
Right (0.0%)
Singapore (0.0%)
CapitaLand Commercial Trust (a) (Cost $—)	301,273	65

	Shares	Value (000)
Short-Term Investment (0.5%)
Investment Company (0.5%)
Morgan Stanley Institutional Liquidity Funds -Treasury Portfolio - Institutional Class (g) (Cost $7,363)	7,362,755	7,363
Total Investments (99.3%) (Cost $1,116,973) (h)(i)		1,381,973
Other Assets in Excess of Liabilities (0.7%)		9,854
Net Assets (100.0%)		$1,391,827

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Security has been deemed illiquid at September 30, 2017.
(e)

At September 30, 2017, the Fund held fair valued securities valued at approximately $436,000, representing less than 0.05% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(f)

Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of $0. At September 30, 2017, this security had an aggregate market value of approximately $208,000, representing less than 0.05%

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $13,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $282,856,000 and the aggregate gross unrealized depreciation is approximately $17,856,000, resulting in net unrealized appreciation of approximately $265,000,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	30.1%
Retail	25.5
Other*	18.1
Office	15.3
Residential	11.0
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Global Quality Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (96.9%)
France (6.8%)
L’Oreal SA	1,509	$321
Pernod Ricard SA	1,725	239
Sanofi	1,404	139
		699
Germany (6.4%)
Bayer AG (Registered)	1,517	207
SAP SE	4,138	453
		660
Hong Kong (1.1%)
AIA Group Ltd.	14,600	108

Netherlands (0.9%)
RELX N.V.	4,245	90

Switzerland (5.9%)
Nestle SA (Registered)	315	26
Novartis AG (Registered)	3,945	338
Roche Holding AG (Genusschein)	941	240
		604
United Kingdom (23.7%)
British American Tobacco PLC	4,991	312
British American Tobacco PLC ADR	2,923	183
Experian PLC	3,255	65
GlaxoSmithKline PLC	18,438	368
Prudential PLC	6,633	159
Reckitt Benckiser Group PLC	5,428	496
RELX PLC	9,921	218
Unilever PLC	11,033	638
		2,439
United States (52.1%)
Accenture PLC, Class A	4,705	635
Alphabet, Inc., Class A (a)	584	569
Altria Group, Inc.	2,737	174
Automatic Data Processing, Inc.	1,646	180
Coca-Cola Co. (The)	4,499	202
Danaher Corp.	1,949	167
International Flavors & Fragrances, Inc.	377	54
Intuit, Inc.	477	68
Johnson & Johnson	1,216	158
Microsoft Corp.	7,489	558
Moody’s Corp.	450	63
Nielsen Holdings PLC	4,153	172
NIKE, Inc., Class B	5,557	288
Philip Morris International, Inc.	3,042	338
Priceline Group, Inc. (The) (a)	164	300
Time Warner, Inc.	256	26
Twenty-First Century Fox, Inc., Class A	8,471	223
Twenty-First Century Fox, Inc., Class B	7,156	185
Visa, Inc., Class A	3,874	408
Walt Disney Co. (The)	3,124	308

Zoetis, Inc.	4,454	284
		5,360
Total Common Stocks (Cost $8,362)		9,960

Short-Term Investment (2.0%)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $206)	205,906	206
Total Investments (98.9%) (Cost $8,568) (c)(d)		10,166
Other Assets in Excess of Liabilities (1.1%)		116
Net Assets (100.0%)		$10,282

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,692,000 and the aggregate gross unrealized depreciation is approximately $94,000, resulting in net unrealized appreciation of approximately $1,598,000.

ADR	American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.7%
Pharmaceuticals	17.1
Information Technology Services	12.0
Software	10.6
Tobacco	9.9
Personal Products	9.4
Media	7.3
Internet Software & Services	5.6
Professional Services	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (91.8%)
Australia (5.8%)
Brookfield Infrastructure Partners LP	175,232	$7,559
CSL Ltd.	58,828	6,182
		13,741
Belgium (2.8%)
Anheuser-Busch InBev N.V.	55,148	6,603

Canada (2.1%)
Brookfield Asset Management, Inc., Class A	121,814	5,031

China (16.2%)
Alibaba Group Holding Ltd. ADR (a)	51,075	8,821
Foshan Haitian Flavouring & Food Co., Ltd., Class A	589,169	4,203
Jiangsu Hengrui Medicine Co., Ltd., Class A	419,764	3,787
Suofeiya Home Collection Co., Ltd., Class A	543,321	3,092
TAL Education Group ADR	271,502	9,152
Tencent Holdings Ltd. (b)	212,900	9,163
		38,218
Denmark (7.8%)
Chr Hansen Holding A/S	71,169	6,104
DSV A/S	160,892	12,171
		18,275
France (10.5%)
Danone SA	71,077	5,576
Hermes International	27,222	13,724
Pernod Ricard SA	39,246	5,429
		24,729
Hong Kong (1.5%)
AIA Group Ltd.	462,500	3,410

Italy (4.9%)
Moncler SpA	396,160	11,434

Japan (9.3%)
Calbee, Inc.	243,300	8,551
Keyence Corp.	17,200	9,133
Nihon M&A Center, Inc.	87,800	4,292
		21,976
Switzerland (7.1%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	155	10,748
Kuehne & Nagel International AG (Registered)	32,689	6,053
		16,801
United Kingdom (15.3%)
Diageo PLC	167,601	5,509
Fevertree Drinks PLC	207,655	6,085
Reckitt Benckiser Group PLC	165,252	15,087
Rightmove PLC	172,939	9,374
		36,055

United States (8.5%)
EPAM Systems, Inc. (a)	118,438	10,414
Priceline Group, Inc. (The) (a)	5,180	9,484
		19,898
Total Common Stocks (Cost $190,750)		216,171

Participation Note (0.1%)
China (0.1%)
Suofeiya Home Collection Co., Ltd., Equity Linked Notes, expires 11/20/20 (a) (Cost $247)	46,200	263

Short-Term Investment (8.6%)
Investment Company (8.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $20,261)	20,260,846	20,261
Total Investments Excluding Purchased Option (100.5%) (Cost $211,258)		236,695
Total Purchased Option Outstanding (0.0%) (Cost $186)		79
Total Investments (100.5%) (Cost $211,444) (d)(e)		236,774
Liabilities in Excess of Other Assets (-0.5%)		(1,193)
Net Assets (100.0%)		$235,581

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $12,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $26,634,000 and the aggregate gross unrealized depreciation is approximately $1,304,000 resulting in net unrealized appreciation of approximately $25,330,000.

ADR	American Depositary Receipt.

Call Option Purchased:

The Fund had the following call option purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	35,176,613	35,177	$79	$186	$(107)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	35.4%
Food Products	12.3
Internet Software & Services	11.6
Textiles, Apparel & Luxury Goods	10.6
Beverages	10.0
Short-Term Investment	8.6
Household Products	6.4
Road & Rail	5.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Canada (2.6%)
Barrick Gold Corp. (a)	5,388,797	$86,722
Turquoise Hill Resources Ltd. (a)(b)	6,940,867	21,472
		108,194
China (3.2%)
China Petroleum & Chemical Corp. H Shares (c)	34,010,000	25,470
Tencent Holdings Ltd. (c)	2,518,400	108,388
		133,858
France (14.3%)
AXA SA	1,618,205	48,942
L’Oreal SA	774,229	164,620
Pernod Ricard SA	1,052,171	145,559
Publicis Groupe SA	505,139	35,278
Safran SA	516,629	52,781
Sanofi	1,120,370	111,243
TOTAL SA	809,376	43,473
		601,896
Germany (7.8%)
Bayer AG (Registered)	950,282	129,498
Continental AG	182,306	46,271
HeidelbergCement AG	232,903	23,940
SAP SE	1,163,664	127,480
		327,189
Hong Kong (1.6%)
AIA Group Ltd.	9,281,400	68,438

Ireland (1.3%)
Bank of Ireland Group PLC (b)	2,799,834	22,932
CRH PLC	818,504	31,223
		54,155
Japan (17.1%)
FANUC Corp.	389,000	78,785
Hitachi Ltd.	6,311,000	44,470
Keyence Corp.	123,400	65,525
Kirin Holdings Co., Ltd.	1,384,600	32,583
Komatsu Ltd.	1,732,500	49,284
Mitsubishi Estate Co., Ltd.	1,150,400	20,002
Mizuho Financial Group, Inc. (a)	17,260,500	30,234
NGK Spark Plug Co., Ltd. (a)	1,928,800	41,053
Nitto Denko Corp.	648,400	54,062
Shiseido Co., Ltd.	3,016,900	120,703
Sompo Holdings, Inc.	667,600	25,974
Sumitomo Mitsui Financial Group, Inc.	1,980,951	76,052
Sumitomo Mitsui Trust Holdings, Inc.	123,599	4,461
Toyota Motor Corp.	866,400	51,664
USS Co., Ltd.	1,426,300	28,773
		723,625
Korea, Republic of (1.9%)
LG Household & Health Care Ltd.	50,658	41,398

NCSoft Corp.	97,772	39,652
		81,050
Netherlands (8.5%)
Heineken N.V.	899,554	88,935
RELX N.V.	3,432,330	73,061
Unilever N.V. CVA	3,344,231	197,785
		359,781
Portugal (0.6%)
Galp Energia SGPS SA	1,538,969	27,275

Sweden (1.2%)
Nordea Bank AB	3,716,881	50,380

Switzerland (8.6%)
Nestle SA (Registered)	545,314	45,671
Novartis AG (Registered)	1,714,514	146,779
Roche Holding AG (Genusschein)	456,861	116,627
Swisscom AG (Registered)	53,891	27,615
Zurich Insurance Group AG	88,746	27,072
		363,764
United Kingdom (28.5%)
Admiral Group PLC	846,862	20,619
Aggreko PLC	2,580,376	32,468
Aviva PLC	7,212,786	49,727
British American Tobacco PLC	3,093,393	193,661
BT Group PLC	17,731,790	67,456
Bunzl PLC	2,379,406	72,281
Experian PLC	2,733,217	54,901
Ferguson PLC	1,044,731	68,541
GlaxoSmithKline PLC	8,185,919	163,276
Imperial Brands PLC	711,799	30,369
Man Group PLC	15,895,311	35,762
Meggitt PLC	5,869,454	40,977
Prudential PLC	4,442,457	106,349
Reckitt Benckiser Group PLC	1,927,869	176,003
RELX PLC	3,427,410	75,183
Travis Perkins PLC	757,106	14,690
		1,202,263
Total Common Stocks (Cost $2,959,483)		4,101,868

Short-Term Investment (2.2%)
Investment Company (2.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (d) (Cost $92,755)	92,755,036	92,755
Total Investments (99.4%) (Cost $3,052,238) Including $27,926 of Securities Loaned (e)(f)(g)		4,194,623
Other Assets in Excess of Liabilities (0.6%)		23,485
Net Assets (100.0%)		$4,218,108

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $27,926,000 and $29,976,000, respectively. The Fund received non-cash collateral of approximately $29,976,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(b)	Non-income producing security.
(c)	Security trades on the Hong Kong exchange.
(d)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $85,000 relating to the Fund’s investment in the Liquidity Funds.

(e)	Securities are available for collateral in connection with an open foreign currency forward exchange contract.
(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,211,993,000 and the aggregate gross unrealized depreciation is approximately $70,072,000 resulting in net unrealized appreciation of approximately $1,141,921,000.

CVA	Certificaten Van Aandelen.

Foreign Currency Forward Exchange Contract:

The Fund had the following foreign currency forward exchange contract open at September 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)	Delivery Date	Unrealized Depreciation (000)
Commonwealth Bank of Australia	JPY	25,729,000	$228,474	10/31/17	$(464)

JPY	— Japanese Yen

Portfolio Composition

Classification	Percentage of Total Investments
Other*	51.6%
Pharmaceuticals	15.9
Personal Products	12.5
Insurance	8.3
Beverages	6.4
Tobacco	5.3
Total Investments	100.0	%**

*	Industries and/or investment types representing less than 5% of total investments.
**	Does not include an open foreign currency forward exchange contract with unrealized depreciation of approximately $464,000.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (85.1%)
Argentina (1.6%)
Globant SA (a)	173,478	$6,951

Belgium (1.6%)
Anheuser-Busch InBev N.V.	55,533	6,649

Canada (1.3%)
Brookfield Asset Management, Inc., Class A	133,764	5,525

China (26.3%)
Alibaba Group Holding Ltd. ADR (a)	90,333	15,601
China Lodging Group Ltd. ADR (a)	129,908	15,436
China Resources Beer Holdings Co., Ltd. (b)	2,346,666	6,354
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,181,418	8,428
Jiangsu Hengrui Medicine Co., Ltd., Class A	934,580	8,432
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	391,786	5,986
Suofeiya Home Collection Co., Ltd., Class A	1,675,706	9,535
TAL Education Group ADR	778,607	26,247
Tencent Holdings Ltd. (b)	372,600	16,036
		112,055
Denmark (4.5%)
DSV A/S	253,090	19,146

France (4.0%)
Hermes International	34,076	17,179

Germany (1.6%)
Adidas AG	30,476	6,894

India (3.1%)
HDFC Bank Ltd.	475,646	13,175

Italy (4.4%)
Moncler SpA	643,148	18,563

Japan (6.1%)
Calbee, Inc.	284,100	9,986
Keyence Corp.	16,300	8,655
Nihon M&A Center, Inc.	150,600	7,361
		26,002
Korea, Republic of (0.7%)
Loen Entertainment, Inc.	36,462	2,782

South Africa (1.9%)
Naspers Ltd., Class N	37,140	8,010
Novus Holdings Ltd.	12,161	6
		8,016
Sweden (3.1%)
RaySearch Laboratories AB (a)	261,291	5,566
Vitrolife AB	94,483	7,668
		13,234

Switzerland (2.8%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	172	11,927

United Kingdom (11.5%)
Fevertree Drinks PLC	493,655	14,467
Just Eat PLC (a)	867,121	7,767
Reckitt Benckiser Group PLC	214,383	19,572
Rightmove PLC	130,360	7,066
		48,872
United States (10.6%)
EPAM Systems, Inc. (a)	278,677	24,504
Luxoft Holding, Inc. (a)	68,989	3,298
Priceline Group, Inc. (The) (a)	9,368	17,151
		44,953
Total Common Stocks (Cost $308,501)		361,923

Participation Notes (1.0%)
China (1.0%)
Jiangsu Yanghe Brewery, Class A, Equity Linked Notes, expires 1/10/18 (a)	151,200	2,310
Suofeiya Home Collection Co., Ltd., Equity Linked Notes, expires 11/20/20 (a)	296,200	1,686
Total Participation Notes (Cost $3,141)		3,996

Short-Term Investment (15.6%)
Investment Company (15.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $66,442)	66,442,010	66,442
Total Investments Excluding Purchased Option (101.7%) (Cost $378,084)		432,361
Total Purchased Option Outstanding (0.0%) (Cost $302)		128
Total Investments (101.7%) (Cost $378,386) (d)(e)		432,489
Liabilities in Excess of Other Assets (-1.7%)		(7,247)
Net Assets (100.0%)		$425,242

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $20,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $57,704,000 and the aggregate gross unrealized depreciation is approximately $3,601,000, resulting in net unrealized appreciation of approximately $54,103,000.

ADR	American Depositary Receipt.

Call Option Purchased:

The Fund had the following call option purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	56,889,460	56,889	$128	$302	$(174)

CNH	—	Chinese Yuan Renminbi Offshore
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.2%
Short-Term Investment	15.4
Internet Software & Services	10.7
Textiles, Apparel & Luxury Goods	9.9
Beverages	8.3
Food Products	7.0
Information Technology Services	6.4
Diversified Consumer Services	6.1
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (98.2%)
Australia (11.1%)
Dexus REIT	50,077	$373
Goodman Group REIT	100,864	652
GPT Group (The) REIT	126,624	493
Investa Office Fund REIT	35,319	125
Mirvac Group REIT	165,111	296
Scentre Group REIT	309,494	954
Stockland REIT	98,060	331
Vicinity Centres REIT	165,240	345
Westfield Corp. REIT	133,060	818
		4,387
Austria (0.9%)
Atrium European Real Estate Ltd. (a)	24,404	114
BUWOG AG (a)	7,756	233
		347
China (1.0%)
China Overseas Land & Investment Ltd. (b)	62,000	202
China Resources Land Ltd. (b)	30,000	92
China Vanke Co., Ltd. H Shares (b)	20,400	67
Guangzhou R&F Properties Co., Ltd. H Shares (b)	21,600	50
		411
Finland (0.5%)
Citycon Oyj	81,307	214

France (10.1%)
Carmila SA REIT	3,642	105
Fonciere Des Regions REIT	2,408	250
Gecina SA REIT	4,589	744
ICADE REIT	3,446	307
Klepierre SA REIT	19,892	781
Mercialys SA REIT	15,049	300
Unibail-Rodamco SE REIT	6,307	1,534
		4,021
Germany (5.1%)
ADO Properties SA (c)	2,353	116
Deutsche Wohnen SE	15,400	654
LEG Immobilien AG	1,858	188
Vonovia SE	25,180	1,071
		2,029
Hong Kong (25.6%)
Champion REIT	253,000	175
CK Asset Holdings Ltd.	190,000	1,572
Hang Lung Properties Ltd.	25,000	59
Henderson Land Development Co., Ltd.	52,012	345
Hongkong Land Holdings Ltd.	203,500	1,465
Hysan Development Co., Ltd.	153,836	724
I-CABLE Communications Ltd. (a)	18,612	1
Link REIT	135,895	1,101
New World Development Co., Ltd.	417,788	600
Sino Land Co., Ltd.	49,228	86

Sun Hung Kai Properties Ltd.	139,456	2,266
Swire Properties Ltd.	330,100	1,120
Wharf Holdings Ltd. (The)	74,117	660
		10,174
Ireland (1.7%)
Green PLC REIT	222,153	396
Hibernia PLC REIT	163,227	294
		690
Japan (20.6%)
Activia Properties, Inc. REIT	63	262
Advance Residence Investment Corp. REIT	91	224
Daiwa Office Investment Corp. REIT	11	55
GLP J-REIT	188	196
Hulic Co., Ltd.	36,200	355
Hulic, Inc. REIT	52	77
Invincible Investment Corp. REIT	533	220
Japan Hotel Investment Corp. REIT	176	111
Japan Prime Realty Investment Corp. REIT	14	47
Japan Real Estate Investment Corp. REIT	87	418
Japan Rental Housing Investments, Inc. REIT	71	50
Japan Retail Fund Investment Corp. REIT	155	278
Kenedix Office Investment Corp. REIT	14	77
Mitsubishi Estate Co., Ltd.	94,400	1,641
Mitsui Fudosan Co., Ltd.	75,200	1,631
Mori Hills Investment Corp. REIT	72	86
Mori Trust Sogo, Inc. REIT	13	20
Nippon Accommodations Fund, Inc. REIT	6	23
Nippon Building Fund, Inc. REIT	115	573
Nippon Prologis, Inc. REIT	138	291
Nomura Real Estate Master Fund, Inc. REIT	334	434
Orix, Inc. J-REIT	111	159
Sumitomo Realty & Development Co., Ltd.	20,000	605
United Urban Investment Corp. REIT	232	340
		8,173
Malta (0.2%)
BGP Holdings PLC (a)(d)(e)	4,769,371	85

Netherlands (1.3%)
Eurocommercial Properties N.V. CVA REIT	11,441	489
Wereldhave N.V. REIT	465	22
		511
Norway (1.0%)
Entra ASA (c)	23,605	323
Norwegian Property ASA	49,340	63
		386
Singapore (2.2%)
Ascendas Real Estate Investment Trust REIT	79,700	156
CapitaLand Commercial Trust REIT	116,400	142
CapitaLand Ltd.	34,300	91
CapitaLand Mall Trust REIT	106,800	157
EC World Real Estate Investment Trust Unit REIT	39,300	22
Keppel REIT	125,153	109
Suntec Real Estate Investment Trust REIT	63,300	87

UOL Group Ltd.	15,313	92
		856
Spain (1.9%)
Hispania Activos Inmobiliarios SOCIMI SA REIT	9,588	173
Inmobiliaria Colonial Socimi SA	12,425	123
Merlin Properties Socimi SA REIT	31,713	439
		735
Sweden (1.8%)
Atrium Ljungberg AB, Class B	8,458	148
Castellum AB	16,899	265
Hufvudstaden AB, Class A	17,403	297
		710
Switzerland (1.5%)
PSP Swiss Property AG (Registered)	5,770	531
Swiss Prime Site AG (Registered) (a)	676	61
		592
United Kingdom (11.7%)
British Land Co., PLC (The) REIT	112,719	909
Capital & Counties Properties PLC	21,744	77
Capital & Regional PLC REIT	102,130	78
Derwent London PLC REIT	13,365	500
Grainger PLC	15,474	56
Great Portland Estates PLC REIT	58,144	476
Hammerson PLC REIT	60,614	436
Intu Properties PLC REIT	66,878	207
Land Securities Group PLC REIT	84,381	1,100
LXB Retail Properties PLC (a)	168,042	63
Segro PLC REIT	18,650	134
St. Modwen Properties PLC	51,355	257
UNITE Group PLC (The) REIT	8,555	79
Urban & Civic PLC	82,000	283
		4,655
Total Common Stocks (Cost $34,271)		38,976

No. of Rights
Right (0.0%)
Singapore (0.0%)
CapitaLand Commercial Trust (a) (Cost $—)	19,322	4

	Shares	Value (000)
Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds -Treasury Portfolio - Institutional Class (f) (Cost $561)	561,353	561
Total Investments (99.6%) (Cost $34,832) (g)(h)		39,541
Other Assets in Excess of Liabilities (0.4%)		156
Net Assets (100.0%)		$39,697

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

At September 30, 2017, the Fund held a fair valued security valued at approximately $85,000, representing 0.2% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(e)	Security has been deemed illiquid at September 30, 2017.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $5,943,000 and the aggregate gross unrealized depreciation is approximately $1,234,000, resulting in net unrealized appreciation of approximately $4,709,000.

CVA	Certificaten Van Aandelen.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	51.3%
Retail	20.4
Office	15.0
Residential	7.9
Other*	5.4
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (95.6%)
Aerospace & Defense (8.5%)
TransDigm Group, Inc.	13,936	$3,563
United Technologies Corp.	44,851	5,206
		8,769
Capital Markets (7.4%)
MSCI, Inc.	21,772	2,545
S&P Global, Inc.	32,369	5,060
		7,605
Chemicals (1.5%)
Sherwin-Williams Co. (The)	4,309	1,543

Construction Materials (3.0%)
Martin Marietta Materials, Inc.	7,500	1,547
Vulcan Materials Co.	12,956	1,549
		3,096
Diversified Financial Services (5.0%)
Berkshire Hathaway, Inc., Class B (a)	28,114	5,154

Health Care Equipment & Supplies (2.5%)
Danaher Corp.	29,370	2,519

Hotels, Restaurants & Leisure (4.8%)
Starbucks Corp.	92,220	4,953

Information Technology Services (2.5%)
Mastercard, Inc., Class A	18,137	2,561

Internet & Direct Marketing Retail (10.0%)
Amazon.com, Inc. (a)	8,083	7,771
Priceline Group, Inc. (The) (a)	1,369	2,506
		10,277
Internet Software & Services (14.0%)
Alphabet, Inc., Class C (a)	6,576	6,307
Facebook, Inc., Class A (a)	36,216	6,188
Twitter, Inc. (a)	111,031	1,873
		14,368
Machinery (1.1%)
Fortive Corp.	16,216	1,148

Media (2.5%)
Walt Disney Co. (The)	26,100	2,573

Pharmaceuticals (2.7%)
Zoetis, Inc.	43,785	2,792

Professional Services (5.0%)
IHS Markit Ltd. (a)	56,726	2,500
Verisk Analytics, Inc. (a)	31,272	2,602
		5,102

Road & Rail (3.5%)
Union Pacific Corp.	31,417	3,643

Software (12.2%)
Activision Blizzard, Inc.	55,385	3,573
salesforce.com, Inc. (a)	39,845	3,722
ServiceNow, Inc. (a)	22,363	2,629
Workday, Inc., Class A (a)	24,578	2,590
		12,514
Specialty Retail (3.6%)
L Brands, Inc.	25,962	1,081
TJX Cos., Inc. (The)	34,874	2,571
		3,652
Textiles, Apparel & Luxury Goods (5.8%)
LVMH Moet Hennessy Louis Vuitton SE (France)	18,116	4,998
NIKE, Inc., Class B	18,895	980
		5,978
Total Common Stocks (Cost $77,756)		98,247

Short-Term Investment (4.6%)
Investment Company (4.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $4,689)	4,689,083	4,689
Total Investments Excluding Purchased Options (100.1%) (Cost $82,445)		102,936
Total Purchased Options Outstanding (0.1%) (Cost $149)		43
Total Investments (100.2%) (Cost $82,594) (c)(d)		102,979
Liabilities in Excess of Other Assets (-0.2%)		(156)
Net Assets (100.0%)		$102,823

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $4,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $21,854,000 and the aggregate gross unrealized depreciation is approximately $1,469,000, resulting in net unrealized appreciation of approximately $20,385,000.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	18,861,597	18,862	$42	$100	$(58)
Royal Bank of Scotland	USD/CNY	CNY	7.40	Nov-17	14,469,382	14,469	1	49	(48)
							$43	$149	$(106)

CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	32.2%
Internet Software & Services	14.0
Software	12.2
Internet & Direct Marketing Retail	10.0
Aerospace & Defense	8.5
Capital Markets	7.4
Textiles, Apparel & Luxury Goods	5.8
Diversified Financial Services	5.0
Professional Services	4.9
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (93.7%)
Aerospace & Defense (7.3%)
TransDigm Group, Inc.	531,062	$135,766
United Technologies Corp.	1,270,121	147,436
		283,202
Biotechnology (1.5%)
Alnylam Pharmaceuticals, Inc. (a)	270,978	31,837
Intrexon Corp. (a)	399,616	7,597
Juno Therapeutics, Inc. (a)	469,231	21,050
		60,484
Capital Markets (3.7%)
S&P Global, Inc.	927,928	145,044

Construction Materials (3.1%)
Martin Marietta Materials, Inc.	292,656	60,354
Vulcan Materials Co.	501,614	59,993
		120,347
Diversified Financial Services (3.8%)
Berkshire Hathaway, Inc., Class B (a)	802,850	147,178

Health Care Equipment & Supplies (4.7%)
DexCom, Inc. (a)	838,988	41,048
Intuitive Surgical, Inc. (a)	134,813	140,998
		182,046
Health Care Technology (7.0%)
athenahealth, Inc. (a)	1,074,202	133,588
Veeva Systems, Inc., Class A (a)	2,510,207	141,601
		275,189
Hotels, Restaurants & Leisure (5.0%)
Starbucks Corp.	3,623,287	194,607

Information Technology Services (2.5%)
Mastercard, Inc., Class A	689,646	97,378

Internet & Direct Marketing Retail (10.1%)
Amazon.com, Inc. (a)	307,362	295,483
Priceline Group, Inc. (The) (a)	52,817	96,698
		392,181
Internet Software & Services (17.0%)
Alibaba Group Holding Ltd. ADR (China) (a)	219,724	37,949
Alphabet, Inc., Class C (a)	251,068	240,802
Facebook, Inc., Class A (a)	1,377,092	235,304
Tencent Holdings Ltd. (China) (b)	894,800	38,511
Twitter, Inc. (a)	4,133,868	69,738
Zillow Group, Inc., Class C (a)	1,014,727	40,802
		663,106
Life Sciences Tools & Services (4.9%)
Illumina, Inc. (a)	951,169	189,473

Road & Rail (2.5%)
Union Pacific Corp.	855,142	99,171

Semiconductors & Semiconductor Equipment (1.0%)
NVIDIA Corp.	218,668	39,091

Software (16.0%)
Activision Blizzard, Inc.	2,143,576	138,282
salesforce.com, Inc. (a)	2,126,298	198,639
ServiceNow, Inc. (a)	1,193,050	140,219
Snap, Inc., Class A (a)(c)	674,273	9,804
Workday, Inc., Class A (a)(c)	1,311,218	138,189
		625,133
Textiles, Apparel & Luxury Goods (3.6%)
LVMH Moet Hennessy Louis Vuitton SE (France)	504,270	139,135
Total Common Stocks (Cost $2,349,057)		3,652,765

Preferred Stocks (3.6%)
Electronic Equipment, Instruments & Components (0.5%)
Magic Leap Series C (a)(d)(e)(f) (acquisition cost - $18,812; acquired 12/22/15)	816,725	20,949

Internet & Direct Marketing Retail (3.0%)
Airbnb, Inc. Series D (a)(d)(e)(f) (acquisition cost - $20,638; acquired 4/16/14)	506,928	53,197
Flipkart Online Services Pvt Ltd. Series F (a)(d)(e)(f) (acquisition cost - $15,000; acquired 8/18/14)	207,900	18,318
Uber Technologies Series G (a)(d)(e)(f) (acquisition cost - $54,173; acquired 12/3/15)	1,110,729	44,718
		116,233
Internet Software & Services (0.1%)
Dropbox, Inc. Series C (a)(d)(e)(f) (acquisition cost - $7,182; acquired 1/30/14)	375,979	3,252
Total Preferred Stocks (Cost $115,805)		140,434

Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (0.4%)
Investment Company (0.3%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	14,106,038	14,106

	Face Amount (000)	Value (000)
Repurchase Agreement (0.1%)
Merrill Lynch & Co., Inc., (1.07%, dated 9/29/17, due 10/2/17; proceeds $2,911; fully collateralized by a U.S. Government agency security; 4.00% due 4/20/47; valued at $2,969)	$2,911	2,911
Total Securities held as Collateral on Loaned Securities (Cost $17,017)		17,017

	Shares	Value (000)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g) (Cost $125,891)	125,891,372	125,891
Total Short-Term Investments (Cost $142,908)		142,908
Total Investments Excluding Purchased Options (101.0%) (Cost $2,607,770)		3,936,107
Total Purchased Options Outstanding (0.0%) (Cost $5,736)		1,660
Total Investments (101.0%) (Cost $2,613,506) Including $17,401 of Securities Loaned (h)(i)		3,937,767
Liabilities in Excess of Other Assets (-1.0%)		(40,543)
Net Assets (100.0%)		$3,897,224

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $17,401,000 and $17,638,000, respectively. The Fund received cash collateral of approximately $17,123,000, of which approximately $17,017,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash collateral of approximately $106,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $515,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(d)	Security has been deemed illiquid at September 30, 2017.
(e)

At September 30, 2017, the Fund held fair valued securities valued at approximately $140,434,000, representing 3.6% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(f)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2017, amounts to approximately $140,434,000 and represents 3.6% of net assets.

(g)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $166,000 relating to the Fund’s investment in the Liquidity Funds.

(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(i)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,480,217,000 and the aggregate gross unrealized depreciation is approximately $155,956,000, resulting in net unrealized appreciation of approximately $1,324,261,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	735,834,694	735,835	$1,655	$3,900	$(2,245)
Royal Bank of Scotland	USD/CNY	CNY	7.40	Nov-17	546,728,616	546,729	5	1,836	(1,831)
							$1,660	$5,736	$(4,076)

CNH	—	Chinese Yuan Renminbi Offshore
CNY	—	Chinese Yuan Renminbi
USD	—	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	40.1%
Internet Software & Services	16.9
Software	15.9
Internet & Direct Marketing Retail	12.9
Aerospace & Defense	7.2
Health Care Technology	7.0
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Insight Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (83.5%)
Aerospace & Defense (4.4%)
United Technologies Corp.	34,701	$4,028

Auto Components (1.9%)
Autoliv, Inc.	14,262	1,763

Automobiles (4.5%)
Harley-Davidson, Inc.	84,330	4,066

Banks (2.1%)
First Hawaiian, Inc.	62,451	1,892

Biotechnology (4.0%)
Biogen, Inc. (a)	11,437	3,581

Chemicals (8.3%)
Agrium, Inc. (Canada)	44,442	4,763
Mosaic Co. (The)	127,226	2,747
		7,510
Commercial Services & Supplies (2.3%)
Copart, Inc. (a)	60,834	2,091

Diversified Financial Services (5.8%)
Berkshire Hathaway, Inc., Class B (a)	8,538	1,565
Leucadia National Corp.	147,456	3,723
		5,288
Energy Equipment & Services (1.2%)
Dril-Quip, Inc. (a)	25,456	1,124

Food Products (1.2%)
Lamb Weston Holdings, Inc.	24,018	1,126

Health Care Equipment & Supplies (2.9%)
Intuitive Surgical, Inc. (a)	2,544	2,661

Hotels, Restaurants & Leisure (1.6%)
Habit Restaurants, Inc. (The) (a)	6,360	83
Potbelly Corp. (a)	100,495	1,246
YogaWorks, Inc. (a)	30,852	86
		1,415
Insurance (2.1%)
Progressive Corp. (The)	39,911	1,932

Internet Software & Services (4.6%)
Cars.com, Inc. (a)	53,554	1,425
Criteo SA ADR (France) (a)	56,177	2,332
Shutterstock, Inc. (a)	12,712	423
		4,180
Leisure Products (1.0%)
Vista Outdoor, Inc. (a)	40,373	926

Machinery (6.8%)
Manitowoc Co., Inc. (The) (a)	64,660	582
Welbilt, Inc. (a)	240,721	5,549
		6,131
Media (8.4%)
TEGNA, Inc.	142,359	1,898
Time Warner, Inc.	55,809	5,717
		7,615
Metals & Mining (0.9%)
Dominion Diamond Corp. (Canada)	54,998	780

Multi-Line Retail (2.5%)
Dillard’s, Inc., Class A (b)	40,146	2,251

Pharmaceuticals (5.6%)
Novo Nordisk A/S Series B (Denmark)	106,521	5,092

Software (0.5%)
Micro Focus International PLC ADR (United Kingdom) (a)	12,882	411

Specialty Retail (2.3%)
Container Store Group, Inc. (The) (a)	59,420	250
L Brands, Inc.	44,190	1,839
		2,089
Tech Hardware, Storage & Peripherals (1.9%)
Hewlett Packard Enterprise Co.	117,364	1,726

Trading Companies & Distributors (2.6%)
Fastenal Co.	50,644	2,308

Transportation Infrastructure (4.1%)
BBA Aviation PLC (United Kingdom)	933,179	3,731
Total Common Stocks (Cost $70,899)		75,717

Short-Term Investments (18.0%)
Securities held as Collateral on Loaned Securities (1.9%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c)	1,404,808	1,405

	Face Amount (000)	Value (000)
Repurchase Agreement (0.3%)
Merrill Lynch & Co., Inc., (1.07%, dated 9/29/17, due 10/2/17; proceeds $290; fully collateralized by a U.S. Government agency security; 4.00% due 4/20/47; valued at $296)	$290	290
Total Securities held as Collateral on Loaned Securities (Cost $1,695)		1,695

	Shares	Value (000)
Investment Company (16.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (c) (Cost $14,610)	14,610,415	14,610
Total Short-Term Investments (Cost $16,305)		16,305
Total Investments (101.5%) (Cost $87,204) Including $1,787 of Securities Loaned (d)(e)		92,022
Liabilities in Excess of Other Assets (-1.5%)		(1,389)
Net Assets (100.0%)		$90,633

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $1,787,000 and $1,857,000, respectively. The Fund received cash collateral of approximately $1,705,000, of which approximately $1,695,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash of approximately $10,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $152,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $10,000 relating to the Fund’s investment in the Liquidity Funds.

(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(e)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,135,000 and the aggregate gross unrealized depreciation is approximately $1,317,000, resulting in net unrealized appreciation of approximately $4,818,000.

ADR	American Depositary Receipt.

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	48.8%
Short-Term Investment	16.2
Media	8.4
Chemicals	8.3
Machinery	6.8
Diversified Financial Services	5.9
Pharmaceuticals	5.6
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (94.2%)
Biotechnology (2.9%)
Agios Pharmaceuticals, Inc. (a)	19,812	$1,322
Alnylam Pharmaceuticals, Inc. (a)	17,740	2,084
Bellicum Pharmaceuticals, Inc. (a)(b)	77,999	901
Editas Medicine, Inc. (a)(b)	99,541	2,390
Intellia Therapeutics, Inc. (a)(b)	83,369	2,072
Intrexon Corp. (a)(b)	51,344	976
Juno Therapeutics, Inc. (a)	48,636	2,182
		11,927
Construction Materials (3.2%)
Eagle Materials, Inc.	43,856	4,680
Summit Materials, Inc., Class A (a)	138,474	4,435
US Concrete, Inc. (a)	51,150	3,903
		13,018
Consumer Finance (0.9%)
LendingClub Corp. (a)	641,824	3,909

Health Care Equipment & Supplies (1.6%)
Penumbra, Inc. (a)	72,736	6,568

Health Care Providers & Services (5.8%)
HealthEquity, Inc. (a)	469,203	23,732

Health Care Technology (15.2%)
athenahealth, Inc. (a)	187,080	23,265
Castlight Health, Inc., Class B (a)	962,385	4,138
Cotiviti Holdings, Inc. (a)	564,940	20,327
Veeva Systems, Inc., Class A (a)	258,560	14,586
		62,316
Hotels, Restaurants & Leisure (13.6%)
Habit Restaurants, Inc. (The) (a)	712,773	9,302
Potbelly Corp. (a)	859,611	10,659
Shake Shack, Inc., Class A (a)(b)	858,060	28,513
Zoe’s Kitchen, Inc. (a)	573,472	7,243
		55,717
Internet & Direct Marketing Retail (2.8%)
MakeMyTrip Ltd. (a)	115,360	3,317
Netshoes Cayman Ltd. (a)	352,508	4,635
Wayfair, Inc., Class A (a)	49,957	3,367
		11,319
Internet Software & Services (21.9%)
Benefitfocus, Inc. (a)(b)	136,185	4,583
Coupa Software, Inc. (a)	474,364	14,777
Criteo SA ADR (France) (a)	297,790	12,358
Etsy, Inc. (a)	247,999	4,186
GrubHub, Inc. (a)	280,217	14,756
MuleSoft, Inc., Class A (a)(b)	183,733	3,700
New Relic, Inc. (a)	84,734	4,220
Okta, Inc. (a)(b)	74,598	2,105
Shutterstock, Inc. (a)	446,873	14,876

Yelp, Inc. (a)	329,790	14,280
		89,841
Machinery (5.5%)
Welbilt, Inc. (a)	988,515	22,785

Multi-Line Retail (1.5%)
Dillard’s, Inc., Class A (b)	109,743	6,153

Personal Products (1.1%)
elf Beauty, Inc. (a)(b)	198,730	4,481

Professional Services (3.6%)
WageWorks, Inc. (a)	241,846	14,680

Software (11.3%)
Ellie Mae, Inc. (a)	239,462	19,667
Guidewire Software, Inc. (a)	175,693	13,679
HubSpot, Inc. (a)	56,098	4,715
Xero Ltd. (New Zealand) (a)	197,325	4,404
Zendesk, Inc. (a)	135,508	3,945
		46,410
Specialty Retail (2.8%)
Five Below, Inc. (a)	212,466	11,660

Thrifts & Mortgage Finance (0.5%)
LendingTree, Inc. (a)	8,697	2,126
Total Common Stocks (Cost $342,111)		386,642

Preferred Stocks (5.2%)
Health Care Technology (1.4%)
Grand Rounds, Inc. Series B (a)(c)(d)(e) (acquisition cost - $3,362; acquired 7/3/14)	3,269,139	5,884

Internet Software & Services (0.7%)
Doximity, Inc. Series C (a)(c)(d)(e) (acquisition cost - $3,834; acquired 4/10/14)	795,247	2,744

Software (3.1%)
DOMO, Inc. (a)(c)(d)(e) (acquisition cost - $10,559; acquired 1/31/14 - 2/7/14)	2,554,715	9,529
Lookout, Inc. Series F (a)(c)(d)(e) (acquisition cost - $13,476; acquired 6/17/14)	1,179,743	3,044
		12,573
Total Preferred Stocks (Cost $31,231)		21,201

Short-Term Investments (15.1%)
Securities held as Collateral on Loaned Securities (11.7%)
Investment Company (9.7%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f)	39,654,872	39,655

	Face Amount (000)	Value (000)
Repurchase Agreement (2.0%)
Merrill Lynch & Co., Inc., (1.07%, dated 9/29/17, due 10/2/17; proceeds $8,182; fully collateralized by a U.S. Government agency security; 4.00% due 4/20/47; valued at $8,346)	$8,182	8,182
Total Securities held as Collateral on Loaned Securities (Cost $47,837)		47,837

	Shares
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $13,752)	13,751,552	13,752
Total Short-Term Investments (Cost $61,589)		61,589
Total Investments Excluding Purchased Options (114.4%) (Cost $434,931)		469,432
Total Purchased Options Outstanding (0.0%) (Cost $702)		181
Total Investments (114.5%) (Cost $435,633) Including $51,066 of Securities Loaned (g)(h)		469,613
Liabilities in Excess of Other Assets (-14.5%)		(59,298)
Net Assets (100.0%)		$410,315

(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at September 30, 2017 were approximately $51,066,000 and $52,015,000, respectively. The Fund received cash collateral of approximately $48,136,000, of which approximately $47,837,000 was subsequently invested in a Repurchase Agreement and Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At September 30, 2017, there was uninvested cash collateral of approximately $299,000, which is not reflected in the Portfolio of Investments. The remaining collateral of approximately $3,879,000 was received in the form of U.S. Government obligations, which the Fund cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)

At September 30, 2017, the Fund held fair valued securities valued at approximately $21,201,000, representing 5.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(d)	Security has been deemed illiquid at September 30, 2017.
(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at September 30, 2017, amounts to approximately $21,201,000 and represents 5.2% of net assets.

(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $25,000 relating to the Fund’s investment in the Liquidity Funds.

(g)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(h)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $60,562,000 and the aggregate gross unrealized depreciation is approximately $26,582,000, resulting in net unrealized appreciation of approximately $33,980,000.

ADR	American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at September 30, 2017:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Royal Bank of Scotland	USD/CNH	CNH	7.55	Aug-18	80,114,099	80,114	$180	$425	$(245)
Royal Bank of Scotland	USD/CNY	CNY	7.40	Nov-17	82,679,459	82,679	1	277	(276)
							$181	$702	$(521)

CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
USD	United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	23.6%
Internet Software & Services	22.0
Health Care Technology	16.2
Software	14.0
Hotels, Restaurants & Leisure	13.2
Health Care Providers & Services	5.6
Machinery	5.4
Total Investments	100.0%

*	Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of September 30, 2017.
**	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Aerospace & Defense (4.9%)
Northrop Grumman Corp.	2,020	$581

Banks (5.1%)
JPMorgan Chase & Co.	6,450	616

Biotechnology (6.3%)
Amgen, Inc.	923	172
Celgene Corp. (a)	3,959	577
		749
Capital Markets (10.2%)
Ameriprise Financial, Inc.	4,411	655
Franklin Resources, Inc.	12,832	571
		1,226
Electrical Equipment (0.8%)
Emerson Electric Co.	1,470	92

Energy Equipment & Services (2.2%)
National Oilwell Varco, Inc.	7,388	264

Equity Real Estate Investment Trusts (REITs) (2.0%)
Hudson Pacific Properties, Inc. REIT	7,070	237

Health Care Equipment & Supplies (1.9%)
Danaher Corp.	2,705	232

Health Care Providers & Services (5.5%)
Cigna Corp.	3,493	653

Hotels, Restaurants & Leisure (11.1%)
Hilton Worldwide Holdings, Inc.	6,433	447
McDonald’s Corp.	1,534	240
Norwegian Cruise Line Holdings Ltd. (a)	4,907	265
Starbucks Corp.	7,123	383
		1,335
Household Durables (1.2%)
Newell Brands, Inc.	3,284	140

Information Technology Services (6.6%)
Mastercard, Inc., Class A	5,620	794

Internet & Direct Marketing Retail (5.4%)
Priceline Group, Inc. (The) (a)	356	652

Internet Software & Services (5.6%)
Alphabet, Inc., Class A (a)	695	677

Machinery (4.6%)
Illinois Tool Works, Inc.	3,732	552

Media (5.5%)
Comcast Corp., Class A	16,988	654

Multi-Line Retail (0.7%)
Target Corp.	1,378	81

Pharmaceuticals (1.7%)
Allergan PLC	984	202

Semiconductors & Semiconductor Equipment (7.5%)
Broadcom Ltd.	1,570	381
QUALCOMM, Inc.	5,587	290
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	6,152	231
		902
Software (4.2%)
VMware, Inc., Class A (a)	4,555	497

Tech Hardware, Storage & Peripherals (4.6%)
Apple, Inc.	3,575	551
Total Common Stocks (Cost $9,987)		11,687

Short-Term Investment (1.5%)
Investment Company (1.5%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (b) (Cost $182)	181,878	182
Total Investments (99.1%) (Cost $10,169) (c)(d)		11,869
Other Assets in Excess of Liabilities (0.9%)		103
Net Assets (100.0%)		$11,972

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by less than $500 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(d)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,838,000 and the aggregate gross unrealized depreciation is approximately $138,000, resulting in net unrealized appreciation of approximately $1,700,000.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	30.4%
Hotels, Restaurants & Leisure	11.3
Capital Markets	10.3
Semiconductors & Semiconductor Equipment	7.6
Information Technology Services	6.7
Biotechnology	6.3
Internet Software & Services	5.7
Media	5.5
Health Care Providers & Services	5.5
Internet & Direct Marketing Retail	5.5
Banks	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (99.3%)
Apartments (11.7%)
AvalonBay Communities, Inc. REIT	81,163	$14,481
Camden Property Trust REIT	164,443	15,038
Education Realty Trust, Inc. REIT	92,010	3,306
Equity Residential REIT	400,928	26,433
Essex Property Trust, Inc. REIT	41,774	10,612
UDR, Inc. REIT	135,061	5,137
		75,007
Commercial Financing (1.0%)
Blackstone Mortgage Trust, Inc., Class A REIT	105,690	3,279
Starwood Property Trust, Inc. REIT	128,240	2,785
		6,064
Data Centers (3.4%)
Digital Realty Trust, Inc. REIT	79,730	9,434
QTS Realty Trust, Inc., Class A REIT	230,228	12,055
		21,489
Diversified (7.7%)
JBG SMITH Properties REIT (a)	226,828	7,760
VEREIT, Inc. REIT	801,380	6,643
Vornado Realty Trust REIT	453,646	34,876
		49,279
Free Standing (0.9%)
National Retail Properties, Inc. REIT	119,980	4,998
Spirit Realty Capital, Inc. REIT	121,780	1,044
		6,042
Health Care (7.6%)
HCP, Inc. REIT	101,077	2,813
Healthcare Realty Trust, Inc. REIT	407,224	13,169
Healthcare Trust of America, Inc., Class A REIT	199,184	5,936
Ventas, Inc. REIT	221,659	14,437
Welltower, Inc. REIT	173,029	12,160
		48,515
Industrial (5.2%)
DCT Industrial Trust, Inc. REIT	120,556	6,983
Duke Realty Corp. REIT	68,585	1,977
Exeter Industrial Value Fund, LP REIT (a)(b)(c)(d)	7,905,000	885
Liberty Property Trust REIT	9,777	401
ProLogis, Inc. REIT	275,136	17,460
Rexford Industrial Realty, Inc. REIT	194,386	5,563
		33,269
Lodging/Resorts (7.4%)
Chesapeake Lodging Trust REIT	333,663	8,999
Hilton Worldwide Holdings, Inc.	102,313	7,106
Host Hotels & Resorts, Inc. REIT	450,086	8,322
LaSalle Hotel Properties REIT	610,284	17,710

RLJ Lodging Trust REIT	232,400	5,113
		47,250
Manufactured Homes (0.4%)
Equity Lifestyle Properties, Inc. REIT	29,449	2,505

Office (16.8%)
Alexandria Real Estate Equities, Inc. REIT	35,927	4,274
Boston Properties, Inc. REIT	341,718	41,990
BRCP REIT II, LP (a)(b)(c)(d)	8,363,574	1,899
Columbia Property Trust, Inc. REIT	141,315	3,077
Cousins Properties, Inc. REIT	458,625	4,284
Douglas Emmett, Inc. REIT	69,452	2,738
Hudson Pacific Properties, Inc. REIT	173,318	5,811
Kilroy Realty Corp. REIT	143,203	10,185
Mack-Cali Realty Corp. REIT	374,918	8,889
Paramount Group, Inc. REIT	826,455	13,223
SL Green Realty Corp. REIT	109,982	11,143
		107,513
Regional Malls (22.4%)
CBL & Associates Properties, Inc. REIT	26,825	225
GGP, Inc. REIT	1,651,231	34,296
Macerich Co. (The) REIT	273,410	15,029
Pennsylvania Real Estate Investment Trust REIT	163,131	1,711
Simon Property Group, Inc. REIT	535,617	86,240
Taubman Centers, Inc. REIT	106,670	5,302
		142,803
Self Storage (7.4%)
CubeSmart REIT	113,589	2,949
Life Storage, Inc. REIT	102,019	8,346
Public Storage REIT	169,190	36,205
		47,500
Shopping Centers (4.9%)
Brixmor Property Group, Inc. REIT	247,926	4,661
DDR Corp. REIT	107,270	983
Federal Realty Investment Trust REIT	19,719	2,449
Regency Centers Corp. REIT	321,445	19,942
Tanger Factory Outlet Centers, Inc. REIT	121,807	2,975
		31,010
Single Family Homes (1.5%)
American Homes 4 Rent, Class A REIT	200,813	4,360
Invitation Homes, Inc. REIT	8,350	189
Starwood Waypoint Homes REIT	134,776	4,902
		9,451
Specialty (1.0%)
Gaming and Leisure Properties, Inc. REIT	173,993	6,419
Total Common Stocks (Cost $483,355)		634,116

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class (e) (Cost $3,825)	3,824,979	3,825
Total Investments (99.9%) (Cost $487,180) (f)(g)		637,941
Other Assets in Excess of Liabilities (0.1%)		505
Net Assets (100.0%)		$638,446

(a)	Non-income producing security.
(b)

At September 30, 2017, the Fund held fair valued securities valued at approximately $2,784,000, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company’s Directors.

(c)	Security has been deemed illiquid at September 30, 2017.
(d)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT II, LP was acquired between 10/06 - 4/11 and has a current cost basis of approximately $3,819,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 4/11 and has a current cost basis of approximately $0. At September 30, 2017, these securities had an aggregate market value of approximately $2,784,000, representing 0.4% of net assets.

(e)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $7,000 relating to the Fund’s investment in the Liquidity Funds.

(f)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(g)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $161,160,000 and the aggregate gross unrealized depreciation is approximately $10,399,000, resulting in net unrealized appreciation of approximately $150,761,000.

REIT	Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Regional Malls	22.4%
Office	16.9
Other*	13.6
Apartments	11.8
Diversified	7.7
Health Care	7.6
Self Storage	7.4
Lodging/Resorts	7.4
Industrial	5.2
Total Investments	100.0%

*	Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Fixed Income Opportunities Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2017 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (89.2%)
Argentina (8.1%)
Corporate Bonds (6.8%)
Banco Macro SA,
17.50%, 5/8/22 (a)	ARS	1,080	$54
Province of Santa Fe,
6.90%, 11/1/27 (a)		$150	155
Provincia de Buenos Aires,
BADLAR + 3.83%, 25.33%, 5/31/22 (b)	ARS	4,540	266
Provincia de Cordoba,
7.13%, 8/1/27 (a)		$180	189
7.45%, 9/1/24 (a)	170		185
Provincia de Entre Rios Argentina,
8.75%, 2/8/25 (a)	230		240
Provincia de Mendoza Argentina,
BADLAR + 4.38%, 25.88%, 6/9/21 (b)	ARS	3,570	207
Provincia del Chaco Argentina,
9.38%, 8/18/24 (a)		$240	244
YPF SA,
6.95%, 7/21/27 (a)	195		207
			1,747
Sovereign (1.3%)
Aeropuertos Argentina 2000 SA,
6.88%, 2/1/27 (a)	180		192
Argentine Bonos del Tesoro,
18.20%, 10/3/21	ARS	634	35
Argentine Republic Government International Bond,
7.13%, 6/28/17 (a)		$100	100
			327
			2,074
Brazil (7.6%)
Corporate Bonds (3.0%)
Cosan Luxembourg SA,
7.00%, 1/20/27 (a)	240		261
Petrobras Global Finance BV,
6.13%, 1/17/22	66		71
7.38%, 1/17/27	150		165
Rumo Luxembourg Sarl,
7.38%, 2/9/24 (a)	245		266
			763
Sovereign (4.6%)
Brazil Notas do Tesouro Nacional, Serie F
10.00%, 1/1/23	BRL	120	39
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/1/21	3,470		1,137
			1,176
			1,939

Chile (1.6%)
Corporate Bonds (1.6%)
Geopark Ltd.,
6.50%, 9/21/24 (a)		$200	202
Latam Finance Ltd.,
6.88%, 4/11/24 (a)	200		212
			414
Colombia (4.9%)
Corporate Bond (2.0%)
Millicom International Cellular SA,
6.00%, 3/15/25	485		521

Sovereign (2.9%)
Colombia Government International Bond,
5.00%, 6/15/45	266		275
Colombian TES,
7.00%, 5/4/22	COP	302,700	107
7.75%, 9/18/30	30,000		11
10.00%, 7/24/24	847,300		347
			740
			1,261
Dominican Republic (1.2%)
Corporate Bond (0.8%)
AES Andres BV/Dominican Power Partners/Empresa Generadora de Electricidad It, (Units)
7.95%, 5/11/26 (a)(c)		$200	217

Sovereign (0.4%)
Dominican Republic International Bond,
6.88%, 1/29/26 (a)	100		114
			331
Egypt (0.8%)
Sovereign (0.8%)
Egypt Government International Bond,
6.13%, 1/31/22 (a)	200		207

El Salvador (0.4%)
Sovereign (0.4%)
El Salvador Government International Bond,
8.63%, 2/28/29 (a)	80		90

Georgia (0.8%)
Corporate Bond (0.8%)
Bank of Georgia JSC,
11.00%, 6/1/20 (a)	GEL	500	204

Ghana (1.0%)
Sovereign (1.0%)
Ghana Government International Bond,
10.75%, 10/14/30		$200	261

Guatemala (0.8%)
Sovereign (0.8%)
Guatemala Government Bond,
4.50%, 5/3/26 (a)	200		202

Honduras (0.6%)
Sovereign (0.6%)
Honduras Government International Bond,
6.25%, 1/19/27 (a)	150		162

Hungary (1.0%)
Sovereign (1.0%)
Hungary Government Bond,
3.00%, 6/26/24	HUF	64,250	261
5.50%, 6/24/25	970		4
			265
India (0.8%)
Corporate Bond (0.8%)
Greenko Investment Co.,
4.88%, 8/16/23 (a)		$200	199

Indonesia (5.7%)
Corporate Bond (1.1%)
Jababeka International BV,
6.50%, 10/5/23 (a)	260		272

Sovereign (4.6%)
Indonesia Treasury Bond,
8.75%, 5/15/31	IDR	1,310,000	113
9.00%, 3/15/29	12,090,000		1,056
			1,169
			1,441
Iraq (0.8%)
Sovereign (0.8%)
Iraq International Bond,
6.75%, 3/9/23 (a)		$200	199

Jamaica (2.3%)
Corporate Bond (1.8%)
Digicel Group Ltd.,
8.25%, 9/30/20	460		451

Sovereign (0.5%)
Jamaica Government International Bond,
8.00%, 3/15/39	100		124
			575
Kazakhstan (1.1%)
Corporate Bond (1.1%)
Nostrum Oil & Gas Finance BV,
8.00%, 7/25/22 (a)	270		282

Malaysia (2.0%)
Sovereign (2.0%)
Malaysia Government Bond,
3.66%, 10/15/20	MYR	137	33

3.96%, 9/15/25		1,169	277
4.16%, 7/15/21		215	52
4.18%, 7/15/24		124	30
4.23%, 6/30/31		246	57
4.50%, 4/15/30		249	60
			509
Mexico (11.9%)
Corporate Bonds (1.8%)
Cydsa SAB de CV,
6.25%, 10/4/27 (a)		$200	196
Financiera Independencia SAB de CV SOFOM ENR,
8.00%, 7/19/24 (a)		250	260
			456
Sovereign (10.1%)
Mexican Bonos,
Series M
6.50%, 6/10/21	MXN	20,950	1,144
7.50%, 6/3/27		5,687	326
7.75%, 5/29/31		765	45
8.00%, 6/11/20 – 12/7/23		7,672	439
10.00%, 12/5/24		1,388	90
Petroleos Mexicanos,
6.50%, 3/13/27 (a)		$130	144
6.50%, 3/13/27		270	300
6.75%, 9/21/47 (a)		100	107
			2,595
			3,051
Mongolia (2.7%)
Sovereign (2.7%)
Mongolia Government International Bond,
8.75%, 3/9/24 (a)		200	225
10.88%, 4/6/21		400	466
			691
Nigeria (3.1%)
Corporate Bonds (2.3%)
United Bank for Africa PLC,
7.75%, 6/8/22 (a)		340	339
Zenith Bank PLC,
6.25%, 4/22/19		240	246
			585
Sovereign (0.8%)
Nigeria Government International Bond,
6.38%, 7/12/23		200	210
			795
Panama (0.8%)
Sovereign (0.8%)
Aeropuerto Internacional de Tocumen SA,
5.63%, 5/18/36 (a)		200	218

Paraguay (1.6%)
Sovereign (1.6%)
Paraguay Government International Bond,
4.70%, 3/27/27 (a)	400		418

Peru (1.7%)
Sovereign (1.7%)
Peru Government Bond,
6.15%, 8/12/32 (a)	PEN	380	123
Peruvian Government International Bond,
(Units)
6.35%, 8/12/28 (c)	569		189
(Units)
6.95%, 8/12/31 (c)	364		126
			438
Philippines (2.0%)
Corporate Bond (2.0%)
Petron Corp.,
7.50%, 8/6/18 (d)		$480	500

Poland (3.2%)
Sovereign (3.2%)
Poland Government Bond,
3.25%, 7/25/25	PLN	1,584	437
4.00%, 10/25/23	915		266
5.75%, 10/25/21 – 9/23/22	400		124
			827
Russia (4.4%)
Corporate Bond (0.9%)
Sibur Securities DAC,
4.13%, 10/5/23 (a)		$220	220

Sovereign (3.5%)
Russian Federal Bond - OFZ,
6.40%, 5/27/20	RUB	12,325	209
7.00%, 1/25/23 – 8/16/23	23,641		402
7.60%, 7/20/22	9,800		171
7.75%, 9/16/26	5,771		103
			885
			1,105
Senegal (0.8%)
Sovereign (0.8%)
Senegal Government International Bond,
6.25%, 5/23/33 (a)		$200	206

South Africa (3.8%)
Corporate Bond (0.9%)
Stillwater Mining Co.,
7.13%, 6/27/25 (a)	220		227

Sovereign (2.9%)
South Africa Government Bond,
6.75%, 3/31/21	ZAR	1,170	84

8.00%, 1/31/30	9,841		670
			754
			981
Tajikistan (1.0%)
Sovereign (1.0%)
Republic of Tajikistan International Bond,
7.13%, 9/14/27 (a)		$260	255

Tanzania, United Republic of (0.8%)
Corporate Bond (0.8%)
HTA Group Ltd.,
9.13%, 3/8/22 (a)	200		211

Thailand (1.2%)
Sovereign (1.2%)
Thailand Government Bond,
3.63%, 6/16/23	THB	4,440	146
4.88%, 6/22/29	4,500		167
			313
Turkey (1.7%)
Sovereign (1.7%)
Turkey Government Bond,
7.10%, 3/8/23	TRY	955	229
8.00%, 3/12/25	503		122
10.40%, 3/20/24	290		81
			432
Ukraine (2.8%)
Sovereign (2.8%)
Ukraine Government International Bond,
7.38%, 9/25/32 (a)		$200	195
7.75%, 9/1/23	500		526
			721
United Arab Emirates (1.8%)
Corporate Bond (1.8%)
MAF Global Securities Ltd.,
7.13%, 10/29/18 (d)	450		469

Uruguay (0.9%)
Sovereign (0.9%)
Uruguay Government International Bond,
8.50%, 3/15/28 (a)	UYU	2,880	103
9.88%, 6/20/22 (a)	3,400		127
			230
Venezuela (1.5%)
Sovereign (1.5%)
Petroleos de Venezuela SA,
6.00%, 11/15/26		$1,222	374
Total Fixed Income Securities (Cost $22,117)			22,850

	No. of Warrants		Value (000)
Warrant (0.0%)
Venezuela (0.0%)
Venezuela Government International Bond, 0.00%, expires 4/15/20 (b)(e) (Cost $—)	495		2

	Shares
Short-Term Investments (11.2%)
Investment Company (8.1%)
United States (8.1%)
Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (f) (Cost $2,088)	2,088,023		2,088

	Face Amount (000)
Egypt (2.0%)
Sovereign (2.0%)
Egypt Treasury Bills,
17.85%, 3/13/18	EGP	4,825	254
18.15%, 4/3/18	5,000		261
			515
Nigeria (1.0%)
Sovereign (1.0%)
Nigeria Treasury Bill,
22.45%, 8/16/18	NGN	111,000	266
Total Sovereign (Cost $770)			781
U.S. Treasury Security (0.1%)
U.S. Treasury Bill,
1.19%, 4/26/18 (g) (Cost $30)		$30	30
Total Short-Term Investments (Cost $2,888)			2,899
Total Investments (100.4%) (Cost $25,005) (h)(i)(j)			25,751
Liabilities in Excess of Other Assets (-0.4%)			(91)
Net Assets (100.0%)			$25,660

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund’s prospectus and/or statement of additional information relating to geographic classifications.

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

Floating or Variable rate securities: The rates disclosed are as of September 30, 2017. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(c)	Consists of one or more classes of securities traded together as a unit.

(d)

Perpetual — One or more securities do not have a predetermined maturity date. Rates for these securities are fixed for a period of time, after which they revert to a floating rate. Interest rates in effect are as of September 30, 2017.

(e)	Security has been deemed illiquid at September 30, 2017.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended September 30, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(g)	Rate shown is the yield to maturity at September 30, 2017.
(h)	Securities are available for collateral in connection with open foreign currency forward exchange contracts and a futures contract.
(i)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended September 30, 2017, the Fund did not engage in any cross-trade transactions.

(j)

At September 30, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,187,000 and the aggregate gross unrealized depreciation is approximately $457,000, resulting in net unrealized appreciation of approximately $730,000.

BADLAR	Buenos Aires Deposits of Large Amount Rate.
CMT	Constant Maturity Treasury Note Rate.
OFZ	Obilgatsyi Federal’novo Zaima (Russian Federal Loan Obligation).

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at September 30, 2017:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank NA	THB	10,350		$311	10/2/17	$1
JPMorgan Chase Bank NA		$312	THB	10,350	10/2/17	(2)
JPMorgan Chase Bank NA	BRL	113		$36	10/3/17	— @
JPMorgan Chase Bank NA	BRL	350		$110	10/3/17	(1)
JPMorgan Chase Bank NA		$146	BRL	463	10/3/17	— @
JPMorgan Chase Bank NA	MXN	20,254		$1,129	10/10/17	18
JPMorgan Chase Bank NA	TRY	420		$121	10/10/17	3
JPMorgan Chase Bank NA	TRY	820		$228	10/10/17	(1)
JPMorgan Chase Bank NA		$324	CZK	7,060	10/10/17	(2)
JPMorgan Chase Bank NA		$101	MXN	1,800	10/10/17	(3)
JPMorgan Chase Bank NA		$310	TRY	1,078	10/10/17	(9)
JPMorgan Chase Bank NA		$130	TRY	450	10/10/17	(4)
JPMorgan Chase Bank NA		$122	HUF	31,479	10/16/17	(3)
JPMorgan Chase Bank NA		$196	RON	753	10/16/17	(2)
JPMorgan Chase Bank NA		$60	ZAR	800	10/16/17	(1)
JPMorgan Chase Bank NA		$62	ZAR	820	10/16/17	(1)
JPMorgan Chase Bank NA	ZAR	1,571		$119	10/16/17	3
JPMorgan Chase Bank NA	ZAR	1,700		$128	10/16/17	3
JPMorgan Chase Bank NA	IDR	2,000,000		$150	10/20/17	2
JPMorgan Chase Bank NA	RUB	23,000		$394	10/20/17	(4)
State Street Bank and Trust Co.		$144	MYR	600	10/20/17	(2)
JPMorgan Chase Bank NA		$147	CLP	91,900	10/23/17	(3)
JPMorgan Chase Bank NA		$2	COP	4,500	10/26/17	(—@ )
JPMorgan Chase Bank NA		$129	KZT	44,000	10/26/17	(—@ )
JPMorgan Chase Bank NA	PLN	850		$231	10/30/17	(2)
JPMorgan Chase Bank NA		$141	PLN	514	10/30/17	— @
JPMorgan Chase Bank NA		$311	THB	10,350	10/30/17	(—@ )
JPMorgan Chase Bank NA	BRL	463		$145	11/3/17	(—@ )
JPMorgan Chase Bank NA	CNY	850		$129	12/13/17	2
JPMorgan Chase Bank NA	NGN	99,000		$253	8/20/18	(10)
						$(18)

Futures Contract:

The Fund had the following futures contract open at September 30, 2017:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value (000)	Unrealized Appreciation (000)
Short:
German Euro Bund (Germany)	1	Dec-17	(100)	$(190)	$2

@		Amount is less than $500.
ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
CZK	—	Czech Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
GEL	—	Georgian Lari

HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
KZT	—	Kazakhstan Tenge
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PEN	—	Peruvian Nuevo Sol
PLN	—	Polish Zloty
RON	—	Romanian New Leu
RUB	—	Russian Ruble
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
UYU	—	Uruguay Peso
ZAR	—	South African Rand

Portfolio Composition

Classification	Percentage of Total Investments
Sovereign	58.7%
Corporate Bonds	30.0
Short-Term Investments	11.3
Other*	0.0	**
Total Investments	100.0	%***

*	Industries and/or investment types representing less than 5% of total investments.
**	Amount is less than 0.05%.
***

Does not include an open short futures contract with an underlying face amount of approximately $190,000 with unrealized appreciation of approximately $2,000. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of approximately $18,000.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2017 (unaudited)

Security Valuation: (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) OTC swaps may be valued by an outside pricing service approved by the Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange; (6) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (7) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Limited (“MSIM Limited”) and Morgan Stanley Investment Management Company (“MSIM Company”) (together, the “Sub-Advisers”), each a wholly-owned subsidiary of Morgan Stanley, determine that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (8) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (9) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company’s Adviser has formed a Valuation

Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Company has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Multi-Asset
Assets:
Common Stocks
Automobiles	$1,389	$—	$—	$1,389
Banks	8,704	—	—	8,704
Building Products	694	—	—	694
Capital Markets	830	—	—	830
Chemicals	23	—	—	23
Commercial Services & Supplies	232	—	—	232
Construction & Engineering	2,451	—	—	2,451
Construction Materials	252	—	—	252
Consumer Finance	2,765	—	—	2,765
Diversified Telecommunication Services	2	—	—	2
Electric Utilities	14	—	—	14
Equity Real Estate Investment Trusts (REITs)	— @	—	—	— @
Food & Staples Retailing	237	—	—	237
Hotels, Restaurants & Leisure	777	—	—	777
Information Technology Services	1,682	—	—	1,682
Media	400	—	—	400
Metals & Mining	185	—	—	185
Oil, Gas & Consumable Fuels	1,012	—	—	1,012
Professional Services	1,750	—	—	1,750
Road & Rail	433	—	—	433
Semiconductors & Semiconductor Equipment	—	—	1	1
Trading Companies & Distributors	234	—	—	234
Transportation Infrastructure	1,277	—	—	1,277
Wireless Telecommunication Services	82	—	—	82
Total Common Stocks	25,425	—	1	25,426
Fixed Income Securities
Sovereign	—	7,924	—	7,924
Short-Term Investments
Investment Company	34,864	—	—	34,864
U.S. Treasury Securities	—	7,355	—	7,355
Total Short-Term Investments	34,864	7,355	—	42,219

Foreign Currency Forward Exchange Contracts	—	3,315	—	3,315
Futures Contracts	659	—	—	659
Interest Rate Swap Agreements	—	227	—	227
Total Return Swap Agreements	—	117	—	117
Total Assets	60,948	18,938	1	79,887
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(2,697)	—	(2,697)
Futures Contracts	(399)	—	—	(399)
Total Return Swap Agreements	—	(212)	—	(212)
Total Liabilities	(399)	(2,909)	—	(3,308)
Total	$60,549	$16,029	$1	$76,579

@  Value is less than $500.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Multi-Asset	Common Stocks (000)
Beginning Balance	$2	†
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(370)
Change in unrealized appreciation (depreciation)	369
Realized gains (losses)	—
Ending Balance	$1

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$(1)

†                 Includes one security which is valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017.

Mult-Asset	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Semiconductors & Semiconductor Equipment

Common Stock	$1	Tangible Net Asset Value Method	Tangible Net Asset Value Per Share	$0.004	$0.004	$0.004	Increase
			Discount for Recoverability of Certain Assets	75.0%	75.0%	75.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Active International Allocation
Assets:
Common Stocks
Aerospace & Defense	$3,616	$—	$—	$3,616
Air Freight & Logistics	753	—	—	753
Airlines	757	—	—	757
Auto Components	2,810	—	—	2,810
Automobiles	5,568	—	—	5,568
Banks	27,753	—	—	27,753
Beverages	3,975	—	—	3,975
Biotechnology	1,261	—	—	1,261
Building Products	1,737	—	—	1,737
Capital Markets	3,147	—	—	3,147
Chemicals	5,126	—	—	5,126
Commercial Services & Supplies	1,588	—	—	1,588
Communications Equipment	1,052	—	—	1,052
Construction & Engineering	2,522	—	—	2,522
Construction Materials	2,705	—	—	2,705
Consumer Finance	133	151	—	284
Containers & Packaging	65	—	—	65
Diversified Consumer Services	16	—	—	16
Diversified Financial Services	2,048	—	—	2,048
Diversified Telecommunication Services	3,829	—	—	3,829
Electric Utilities	2,595	—	—	2,595
Electrical Equipment	1,953	—	—	1,953
Electronic Equipment, Instruments & Components	3,141	—	—	3,141
Energy Equipment & Services	258	—	—	258
Equity Real Estate Investment Trusts (REITs)	2,086	—	—	2,086
Food & Staples Retailing	1,141	—	—	1,141
Food Products	6,483	—	—	6,483
Gas Utilities	361	—	—	361
Health Care Equipment & Supplies	2,730	—	—	2,730
Health Care Providers & Services	883	—	—	883
Health Care Technology	3	—	—	3
Hotels, Restaurants & Leisure	2,818	—	—	2,818
Household Durables	3,266	—	—	3,266
Household Products	2,122	—	—	2,122
Independent Power and Renewable Electricity Producers	207	—	—	207
Industrial Conglomerates	3,328	—	—	3,328
Information Technology Services	2,237	—	—	2,237
Insurance	9,139	—	—	9,139
Internet & Direct Marketing Retail	403	—	—	403
Internet Software & Services	7,382	—	—	7,382
Leisure Products	467	—	—	467
Life Sciences Tools & Services	213	—	—	213
Machinery	4,561	—	—	4,561
Marine	1,027	—	—	1,027
Media	2,279	—	—	2,279
Metals & Mining	2,444	—	—	2,444
Multi-Line Retail	553	—	—	553
Multi-Utilities	2,196	—	—	2,196
Oil, Gas & Consumable Fuels	6,961	—	—	6,961
Paper & Forest Products	781	—	—	781
Personal Products	4,565	—	—	4,565
Pharmaceuticals	12,248	—	—	12,248
Professional Services	4,261	—	—	4,261
Real Estate Management & Development	4,263	—	1	4,264
Road & Rail	2,599	—	—	2,599
Semiconductors & Semiconductor Equipment	5,555	—	—	5,555
Software	4,101	—	—	4,101
Specialty Retail	1,860	—	—	1,860
Tech Hardware, Storage & Peripherals	1,051	—	—	1,051
Textiles, Apparel & Luxury Goods	2,474	—	—	2,474
Thrifts & Mortgage Finance	637	—	—	637
Tobacco	2,990	—	—	2,990
Trading Companies & Distributors	2,247	—	—	2,247
Transportation Infrastructure	1,057	—	—	1,057
Water Utilities	74	—	—	74
Wireless Telecommunication Services	1,608	—	—	1,608
Total Common Stocks	196,069	151	1	196,221
Short-Term Investments
Investment Company	27,854	—	—	27,854
Repurchase Agreement	—	54	—	54
Total Short-Term Investments	27,854	54	—	27,908
Foreign Currency Forward Exchange Contracts	—	85	—	85
Futures Contracts	297	—	—	297
Total Assets	224,220	290	1	224,511
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(229)	—	(229)
Futures Contracts	(264)	—	—	(264)
Total Liabilities	(264)	(229)	—	(493)
Total	$223,956	$61	$1	$224,018

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks
Active International Allocation	(000)
Beginning Balance	$2
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(1)
Realized gains (losses)	—
Ending Balance	$1

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$(1)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017.

Active International Allocation	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Real Estate Management & Development

Common Stock	$1	Market Transaction Method	Transaction Valuation	$0.02	$0.02	$0.02	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Asia Opportunity
Assets:
Common Stocks
Banks	$707	$—	$—	$707
Beverages	1,617	—	—	1,617
Diversified Consumer Services	1,982	—	—	1,982
Electronic Equipment, Instruments & Components	358	—	—	358
Food Products	1,010	—	—	1,010
Health Care Equipment & Supplies	276	—	—	276
Hotels, Restaurants & Leisure	767	—	—	767
Household Durables	344	—	—	344
Insurance	364	—	—	364
Internet & Direct Marketing Retail	845	—	—	845
Internet Software & Services	3,190	—	—	3,190
Media	248	—	—	248
Pharmaceuticals	974	—	—	974
Semiconductors & Semiconductor Equipment	652	—	—	652
Textiles, Apparel & Luxury Goods	384	—	—	384
Total Common Stocks	13,718	—	—	13,718
Participation Notes	—	755	—	755
Short-Term Investments
Investment Company	1,731	—	—	1,731
Repurchase Agreement	—	91	—	91
Total Short-Term Investments	1,731	91	—	1,822
Total Assets	$15,449	$846	$—	$16,295

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets
Assets:
Common Stocks
Aerospace & Defense	$7,174	$—	$—	$7,174
Airlines	8,633	—	—	8,633
Auto Components	6,991	—	—	6,991
Automobiles	32,108	—	—	32,108
Banks	321,280	—	—	321,280
Beverages	14,591	—	—	14,591
Biotechnology	7,306	—	—	7,306
Capital Markets	11,808	—	—	11,808
Commercial Services & Supplies	6	—	—	6
Construction & Engineering	5,622	—	—	5,622
Construction Materials	38,240	—	—	38,240
Diversified Consumer Services	17,224	—	—	17,224
Diversified Financial Services	1,266	—	—	1,266
Diversified Telecommunication Services	17,226	—	—	17,226
Electric Utilities	8,065	—	—	8,065
Electronic Equipment, Instruments & Components	30,495	—	—	30,495
Food & Staples Retailing	28,957	—	—	28,957
Food Products	29,939	—	—	29,939
Health Care Providers & Services	12,086	—	—	12,086
Hotels, Restaurants & Leisure	17,681	—	—	17,681
Household Durables	26,126	—	—	26,126
Household Products	9,477	—	—	9,477
Industrial Conglomerates	29,222	—	—	29,222
Insurance	35,949	—	—	35,949
Internet & Direct Marketing Retail	11,128	—	—	11,128
Internet Software & Services	172,714	—	—	172,714
Machinery	15,256	—	—	15,256
Media	19,884	—	—	19,884
Metals & Mining	10,578	—	—	10,578
Multi-Line Retail	28,330	—	—	28,330
Oil, Gas & Consumable Fuels	50,421	—	—	50,421
Paper & Forest Products	1,643	—	—	1,643
Personal Products	14,822	—	—	14,822
Pharmaceuticals	12,105	—	—	12,105
Professional Services	6,852	—	—	6,852
Real Estate Management & Development	17,847	—	—	17,847
Semiconductors & Semiconductor Equipment	54,320	—	—	54,320
Tech Hardware, Storage & Peripherals	55,357	—	—	55,357
Textiles, Apparel & Luxury Goods	56,585	—	—	56,585
Thrifts & Mortgage Finance	14,651	—	—	14,651
Transportation Infrastructure	7,526	—	—	7,526
Wireless Telecommunication Services	16,232	—	—	16,232
Total Common Stocks	1,283,723	—	—	1,283,723
Short-Term Investment
Investment Company	29,591	—	—	29,591
Total Assets	$1,313,314	$—	$—	$1,313,314

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Breakout Nations
Assets:
Common Stocks
Airlines	$38	$—	$—	$38
Automobiles	88	—	—	88
Banks	2,188	—	—	2,188
Beverages	113	—	—	113
Capital Markets	154	—	—	154
Construction Materials	242	—	—	242
Diversified Financial Services	5	—	—	5
Diversified Telecommunication Services	103	—	—	103
Electric Utilities	75	—	—	75
Food & Staples Retailing	79	—	—	79
Food Products	156	—	—	156
Health Care Providers & Services	67	—	—	67
Hotels, Restaurants & Leisure	99	—	—	99
Household Products	80	—	—	80
Industrial Conglomerates	192	—	—	192
Insurance	77	—	—	77
Internet Software & Services	100	—	—	100
Multi-Line Retail	87	—	—	87
Oil, Gas & Consumable Fuels	219	—	—	219
Pharmaceuticals	107	—	—	107
Real Estate Management & Development	86	—	—	86
Software	34	—	—	34
Textiles, Apparel & Luxury Goods	185	—	—	185
Transportation Infrastructure	41	—	—	41
Wireless Telecommunication Services	86	—	—	86
Total Common Stocks	4,701	—	—	4,701
Participation Notes	—	149	—	149
Right	1	—	—	1
Investment Company	270	—	—	270
Short-Term Investment
Investment Company	598	—	—	598
Total Assets	5,570	149	—	5,719
Liabilities:
Foreign Currency Forward Exchange Contract	—	(3)	—	(3)
Futures Contracts	(4)	—	—	(4)
Total Liabilities	(4)	(3)	—	(7)
Total	$5,566	$146	$—	$5,712

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Leaders
Assets:
Common Stocks
Auto Components	$552	$—	$—	$552
Banks	15,746	—	—	15,746
Beverages	5,468	—	—	5,468
Electrical Equipment	1,772	—	—	1,772
Food & Staples Retailing	3,626	—	—	3,626
Health Care Equipment & Supplies	2,546	—	—	2,546
Health Care Providers & Services	4,780	—	—	4,780
Hotels, Restaurants & Leisure	4,777	—	—	4,777
Household Durables	3,728	—	—	3,728
Insurance	3,985	—	—	3,985
Internet Software & Services	11,328	—	—	11,328
Machinery	2,846	—	—	2,846
Media	1,491	—	—	1,491
Multi-Line Retail	2,200	—	—	2,200
Personal Products	5,768	—	—	5,768
Professional Services	2,168	—	—	2,168
Tech Hardware, Storage & Peripherals	826	—	—	826
Textiles, Apparel & Luxury Goods	7,377	—	—	7,377
Thrifts & Mortgage Finance	1,788	—	—	1,788
Total Common Stocks	82,772	—	—	82,772
Short-Term Investment
Investment Company	2,502	—	—	2,502
Total Assets	$85,274	$—	$—	$85,274

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Small Cap
Assets:
Common Stocks
Aerospace & Defense	$415	$—	$—	$415
Air Freight & Logistics	239	—	—	239
Auto Components	449	—	—	449
Automobiles	66	—	—	66
Banks	2,862	—	—	2,862
Beverages	236	—	—	236
Biotechnology	396	—	—	396
Capital Markets	641	—	—	641
Chemicals	353	—	—	353
Commercial Services & Supplies	229	—	—	229
Communications Equipment	463	—	—	463
Construction Materials	489	—	—	489
Consumer Finance	—	307	—	307
Diversified Consumer Services	1,774	—	—	1,774
Electric Utilities	265	—	—	265
Electrical Equipment	305	—	—	305
Food & Staples Retailing	1,118	—	—	1,118
Food Products	1,053	—	—	1,053
Gas Utilities	415	—	—	415
Health Care Equipment & Supplies	309	—	—	309
Health Care Providers & Services	457	—	—	457
Hotels, Restaurants & Leisure	2,047	—	—	2,047
Household Durables	864	—	—	864
Independent Power and Renewable Electricity Producers	333	—	—	333
Information Technology Services	574	—	—	574
Internet Software & Services	413	—	—	413
Machinery	245	—	—	245
Media	1,011	191	—	1,202
Multi-Line Retail	352	—	—	352
Personal Products	1,166	—	—	1,166
Pharmaceuticals	—	436	—	436
Professional Services	467	—	—	467
Road & Rail	258	—	—	258
Semiconductors & Semiconductor Equipment	671	—	—	671
Software	405	—	—	405
Specialty Retail	259	—	—	259
Textiles, Apparel & Luxury Goods	487	—	—	487
Thrifts & Mortgage Finance	295	—	—	295
Transportation Infrastructure	310	—	—	310
Total Common Stocks	22,691	934	—	23,625
Investment Company	285	—	—	285
Rights	8	—	—	8
Short-Term Investments
Investment Company	595	—	—	595
Total Assets	$23,579	$934	$—	$24,513

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Frontier Markets
Assets:
Common Stocks
Air Freight & Logistics	$6,015	$—	$—	$6,015
Airlines	23,127	—	—	23,127
Automobiles	613	—	—	613
Banks	315,981	—	—	315,981
Beverages	28,941	—	—	28,941
Capital Markets	10,550	—	—	10,550
Construction Materials	18,006	—	—	18,006
Diversified Consumer Services	14,264	—	—	14,264
Electric Utilities	26,787	—	—	26,787
Food Products	36,966	—	—	36,966
Health Care Providers & Services	27,147	—	—	27,147
Hotels, Restaurants & Leisure	12,295	—	—	12,295
Oil, Gas & Consumable Fuels	46,461	—	—	46,461
Pharmaceuticals	20,194	—	—	20,194
Real Estate Management & Development	11,420	—	—	11,420
Software	12,084	—	—	12,084
Transportation Infrastructure	19,095	—	—	19,095
Wireless Telecommunication Services	50,526	—	—	50,526
Total Common Stocks	680,472	—	—	680,472
Participation Notes	—	19,767	—	19,767
Right	199	—	—	199
Short-Term Investment
Investment Company	17,669	—	—	17,669
Total Assets	$698,340	$19,767	$—	$718,107

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Advantage
Assets:
Common Stocks
Aerospace & Defense	$640	$—	$—	$640
Beverages	183	—	—	183
Capital Markets	522	—	—	522
Construction Materials	311	—	—	311
Diversified Financial Services	375	—	—	375
Health Care Equipment & Supplies	155	—	—	155
Hotels, Restaurants & Leisure	870	—	—	870
Household Products	263	—	—	263
Information Technology Services	157	—	—	157
Internet & Direct Marketing Retail	1,163	—	—	1,163
Internet Software & Services	1,584	—	—	1,584
Media	327	—	—	327
Metals & Mining	157	—	—	157
Pharmaceuticals	147	—	—	147
Professional Services	311	—	—	311
Road & Rail	270	—	—	270
Software	840	—	—	840
Specialty Retail	254	—	—	254
Textiles, Apparel & Luxury Goods	1,275	—	—	1,275
Transportation Infrastructure	361	—	—	361
Total Common Stocks	10,165	—	—	10,165
Short-Term Investment
Investment Company	366	—	—	366
Call Options Purchased	—	4	—	4
Total Assets	$10,531	$4	$—	$10,535

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Concentrated
Assets:
Common Stocks
Airlines	$694	$—	$—	$694
Banks	1,108	—	—	1,108
Biotechnology	788	—	—	788
Capital Markets	1,046	—	—	1,046
Diversified Consumer Services	676	—	—	676
Diversified Telecommunication Services	428	—	—	428
Electrical Equipment	333	—	—	333
Energy Equipment & Services	435	—	—	435
Information Technology Services	711	—	—	711
Internet & Direct Marketing Retail	529	—	—	529
Internet Software & Services	1,369	—	—	1,369
Machinery	443	—	—	443
Media	743	—	—	743
Semiconductors & Semiconductor Equipment	1,014	—	—	1,014
Software	622	—	—	622
Total Common Stocks	10,939	—	—	10,939
Short-Term Investment
Investment Company	189	—	—	189
Total Assets	$11,128	$—	$—	$11,128

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Core
Assets:
Common Stocks
Aerospace & Defense	$384	$—	$—	$384
Airlines	516	—	—	516
Automobiles	88	—	—	88
Banks	1,261	—	—	1,261
Biotechnology	230	—	—	230
Capital Markets	1,292	—	—	1,292
Chemicals	141	—	—	141
Diversified Consumer Services	150	—	—	150
Diversified Telecommunication Services	528	—	—	528
Electrical Equipment	707	—	—	707
Energy Equipment & Services	267	—	—	267
Health Care Equipment & Supplies	100	—	—	100
Health Care Providers & Services	454	—	—	454
Information Technology Services	428	—	—	428
Internet & Direct Marketing Retail	536	—	—	536
Internet Software & Services	1,104	—	—	1,104
Machinery	434	—	—	434
Media	567	—	—	567
Metals & Mining	97	—	—	97
Multi-Line Retail	53	—	—	53
Semiconductors & Semiconductor Equipment	1,207	—	—	1,207
Software	361	—	—	361
Tech Hardware, Storage & Peripherals	808	—	—	808
Tobacco	345	—	—	345
Trading Companies & Distributors	168	—	—	168
Total Common Stocks	12,226	—	—	12,226
Short-Term Investment
Investment Company	248	—	—	248
Total Assets	$12,474	$—	$—	$12,474

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Discovery
Assets:
Common Stocks
Aerospace & Defense	$2,713	$—	$—	$2,713
Auto Components	4,063	—	—	4,063
Automobiles	5,373	—	—	5,373
Biotechnology	3,435	—	—	3,435
Capital Markets	1,366	—	—	1,366
Chemicals	9,141	—	—	9,141
Commercial Services & Supplies	3,118	—	—	3,118
Energy Equipment & Services	1,306	—	—	1,306
Hotels, Restaurants & Leisure	6,499	—	—	6,499
Insurance	4,101	—	—	4,101
Internet Software & Services	4,856	—	24	4,880
Machinery	6,854	—	—	6,854
Marine	1,762	—	—	1,762
Media	11,759	—	—	11,759
Metals & Mining	1,899	—	—	1,899
Multi-Line Retail	2,556	—	—	2,556
Pharmaceuticals	8,538	—	—	8,538
Real Estate Management & Development	600	—	—	600
Software	330	—	—	330
Specialty Retail	490	—	—	490
Tech Hardware, Storage & Peripherals	1,488	—	—	1,488
Textiles, Apparel & Luxury Goods	9,697	—	—	9,697
Transportation Infrastructure	3,010	—	—	3,010
Total Common Stocks	94,954	—	24	94,978
Preferred Stocks	—	—	584	584
Convertible Preferred Stock	—	—	2	2
Short-Term Investment
Investment Company	7,874	—	—	7,874
Call Options Purchased	323	—	—	323
Foreign Currency Forward Exchange Contracts	—	15	—	15
Total Assets	103,151	15	610	103,776
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(96)	—	(96)
Total	$103,151	$(81)	$610	$103,680

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Discovery	Common Stock (000)		Preferred Stocks (000)	Convertible Preferred Stock (000)
Beginning Balance	$24		$440	$2
Purchases	—		—	—
Sales	—		—	—
Amortization of discount	—		—	—
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	—		—	—
Change in unrealized appreciation (depreciation)	(—@	)	144	(—@	)
Realized gains (losses)	—		—	—
Ending Balance	$24		$584	$2

Net change in unrealized appreciation (depreciation) from investments still held as of September, 2017	$ (—@	)	$144	$ (—@	)

@	Value is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Discovery	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Hotels, Restaurants & Leisure
Preferred Stock	$144	Market Transaction Method	Pending Transaction	$36.47	$36.47	$36.47	Increase

Internet & Direct Marketing Retail
Preferred Stocks	$201	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.7x	15.4x	10.7x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$168	Market Transaction Method	Precedent Transaction	$88.11	$88.11	$88.11	Increase

Internet Software & Services
Common Stock	$24	Market Transaction Method	Precedent Transactions	$8.15	$9.05	$8.60	Increase
Convertible Preferred Stock	$2	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%	18.0%	17.0%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.5x	8.9x	4.7x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

Software
Preferred Stocks	$34	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%	17.0%	16.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.6x	10.1x	6.3x	Increase
			Discount for Lack of Marketability	15.0%	15.0%	15.0%	Decrease

	$17	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%	19.5%	18.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.3x	8.4x	5.3x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$20	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	2.5%	3.5%	3.0%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.6x	13.0x	9.2x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Franchise
Assets:
Common Stocks
Beverages	$81,867	$—	$—	$81,867
Capital Markets	11,320	—	—	11,320
Chemicals	8,209	—	—	8,209
Food Products	10,619	—	—	10,619
Health Care Equipment & Supplies	9,990	—	—	9,990
Household Products	70,845	—	—	70,845
Information Technology Services	140,751	—	—	140,751
Media	81,735	—	—	81,735
Personal Products	138,220	—	—	138,220
Pharmaceuticals	36,652	—	—	36,652
Professional Services	55,565	—	—	55,565
Software	131,608	—	—	131,608
Textiles, Apparel & Luxury Goods	28,269	—	—	28,269
Tobacco	143,618	—	—	143,618
Total Common Stocks	949,268	—	—	949,268
Short-Term Investment
Investment Company	18,398	—	—	18,398
Total Assets	$967,666	$—	$—	$967,666

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Insight
Assets:
Common Stocks
Aerospace & Defense	$544	$—	$—	$544
Auto Components	254	—	—	254
Automobiles	514	—	—	514
Biotechnology	342	—	—	342
Capital Markets	189	—	—	189
Chemicals	877	—	—	877
Commercial Services & Supplies	566	—	—	566
Energy Equipment & Services	200	—	—	200
Food Products	548	—	—	548
Hotels, Restaurants & Leisure	772	—	—	772
Insurance	999	—	—	999
Internet Software & Services	369	—	—	369
Machinery	577	—	—	577
Marine	203	—	—	203
Media	849	—	—	849
Metals & Mining	489	—	—	489
Pharmaceuticals	915	—	—	915
Real Estate Management & Development	67	—	—	67
Software	54	—	—	54
Specialty Retail	100	—	—	100
Tech Hardware, Storage & Peripherals	231	—	—	231
Textiles, Apparel & Luxury Goods	1,349	—	—	1,349
Transportation Infrastructure	698	—	—	698
Total Common Stocks	11,706	—	—	11,706
Short-Term Investment
Investment Company	756	—	—	756
Total Assets	$12,462	$—	$—	$12,462

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Infrastructure
Assets:
Common Stocks
Airports	$11,687	$—	$—	$11,687
Communications	39,558	—	—	39,558
Diversified	35,230	—	—	35,230
Electricity Transmission & Distribution	56,340	—	—	56,340
Oil & Gas Storage & Transportation	103,918	—	—	103,918
Railroads	15,675	—	—	15,675
Renewables	35,692	—	—	35,692
Toll Roads	62,040	—	—	62,040
Water	21,614	—	—	21,614
Total Common Stocks	381,754	—	—	381,754
Short-Term Investment
Investment Company	23,229	—	—	23,229
Total Assets	$404,983	$—	$—	$404,983

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Opportunity
Assets:
Common Stocks
Banks	$—	$32,379	$—	$32,379
Beverages	88,587	—	—	88,587
Commercial Services & Supplies	20	—	—	20
Diversified Consumer Services	103,998	—	—	103,998
Electronic Equipment, Instruments & Components	26,338	—	—	26,338
Food Products	69,554	—	—	69,554
Hotels, Restaurants & Leisure	28,277	—	—	28,277
Household Durables	18,041	—	—	18,041
Household Products	56,244	—	—	56,244
Information Technology Services	201,886	—	—	201,886
Internet & Direct Marketing Retail	163,742	—	—	163,742
Internet Software & Services	286,938	—	—	286,938
Media	35,791	—	—	35,791
Pharmaceuticals	28,479	—	—	28,479
Professional Services	13,671	—	—	13,671
Road & Rail	69,097	—	—	69,097
Software	14,240	—	—	14,240
Textiles, Apparel & Luxury Goods	100,393	—	—	100,393
Total Common Stocks	1,305,296	32,379	—	1,337,675
Preferred Stocks	—	—	14,440	14,440
Participation Note	—	18,805	—	18,805
Short-Term Investment
Investment Company	125,558	—	—	125,558
Call Option Purchased	—	580	—	580
Total Assets	$1,430,854	$51,764	$14,440	$1,497,058

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Opportunity	Common Stock (000)		Preferred Stocks (000)
Beginning Balance	$—	†	$15,545
Purchases	—		—
Sales	—		(138)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—	††	—
Change in unrealized appreciation (depreciation)	—		(1,054)
Realized gains (losses)	—		87
Ending Balance	$—		$14,440

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$—		$(992)

†	Includes one security which is valued at zero.
††	Corporate action valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Opportunity	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$3,535	Market Transaction Method	Pending Private Placement	$25.65	$25.65	$25.65	Increase

Internet & Direct Marketing Retail
Preferred Stocks	$4,109	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%	17.5%	16.5%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.7x	15.4x	10.7x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

	$6,796	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%	19.0%	18.0%	Decrease
			Perpetual Growth Rate	3.0%	4.0%	3.5%	Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.0x	8.7x	5.4x	Increase
			Discount for Lack of Marketability	20.0%	20.0%	20.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)

Global Real Estate
Assets:
Common Stocks
Diversified	$415,831	$—	$—	$415,831
Health Care	54,650	—	—	54,650
Industrial	63,034	—	208	63,242
Industrial/Office Mixed	4,752	—	—	4,752
Lodging/Resorts	61,097	—	—	61,097
Office	212,027	—	—	212,027
Residential	151,445	—	228	151,673
Retail	352,153	—	—	352,153
Self Storage	59,120	—	—	59,120
Total Common Stocks	1,374,109	—	436	1,374,545
Right	—	65	—	65
Short-Term Investment
Investment Company	7,363	—	—	7,363
Total Assets	$1,381,472	$65	$436	$1,381,973

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Global Real Estate	Common Stocks (000)
Beginning Balance	$952
Purchases	58
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(116)
Change in unrealized appreciation (depreciation)	(458)
Realized gains (losses)	—
Ending Balance	$436

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$(458)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Global Real Estate	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Industrial
Common Stock	$208	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

Residential
Common Stock	$228	Market Transaction Method	Transaction Valuation	$0.02	$0.02	$0.02	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Global Quality
Assets:
Common Stocks
Beverages	$441	$—	$—	$441
Capital Markets	63	—	—	63
Chemicals	54	—	—	54
Food Products	26	—	—	26
Health Care Equipment & Supplies	167	—	—	167
Household Products	496	—	—	496
Information Technology Services	1,223	—	—	1,223
Insurance	267	—	—	267
Internet & Direct Marketing Retail	300	—	—	300
Internet Software & Services	569	—	—	569
Media	742	—	—	742
Personal Products	959	—	—	959
Pharmaceuticals	1,734	—	—	1,734
Professional Services	545	—	—	545
Software	1,079	—	—	1,079
Textiles, Apparel & Luxury Goods	288	—	—	288
Tobacco	1,007	—	—	1,007
Total Common Stocks	9,960	—	—	9,960
Short-Term Investment
Investment Company	206	—	—	206
Total Assets	$10,166	$—	$—	$10,166

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Advantage
Assets:
Common Stocks
Beverages	$23,626	$—	$—	$23,626
Biotechnology	6,182	—	—	6,182
Capital Markets	5,031	—	—	5,031
Chemicals	6,104	—	—	6,104
Diversified Consumer Services	9,152	—	—	9,152
Electric Utilities	7,559	—	—	7,559
Electronic Equipment, Instruments & Components	9,133	—	—	9,133
Food Products	29,078	—	—	29,078
Household Durables	3,092	—	—	3,092
Household Products	15,087	—	—	15,087
Information Technology Services	10,414	—	—	10,414
Insurance	3,410	—	—	3,410
Internet & Direct Marketing Retail	9,484	—	—	9,484
Internet Software & Services	27,358	—	—	27,358
Marine	6,053	—	—	6,053
Pharmaceuticals	3,787	—	—	3,787
Professional Services	4,292	—	—	4,292
Road & Rail	12,171	—	—	12,171
Textiles, Apparel & Luxury Goods	25,158	—	—	25,158
Total Common Stocks	216,171	—	—	216,171
Participation Note	—	263	—	263
Short-Term Investment
Investment Company	20,261	—	—	20,261
Call Option Purchased	—	79	—	79
Total Assets	$236,432	$342	$—	$236,774

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Equity
Assets:
Common Stocks
Aerospace & Defense	$93,758	$—	$—	$93,758
Auto Components	87,324	—	—	87,324
Automobiles	51,664	—	—	51,664
Banks	184,059	—	—	184,059
Beverages	267,077	—	—	267,077
Capital Markets	35,762	—	—	35,762
Chemicals	54,062	—	—	54,062
Commercial Services & Supplies	32,468	—	—	32,468
Construction Materials	55,163	—	—	55,163
Diversified Telecommunication Services	95,071	—	—	95,071
Electronic Equipment, Instruments & Components	109,995	—	—	109,995
Food Products	45,671	—	—	45,671
Household Products	176,003	—	—	176,003
Insurance	347,121	—	—	347,121
Internet Software & Services	108,388	—	—	108,388
Machinery	128,069	—	—	128,069
Media	35,278	—	—	35,278
Metals & Mining	108,194	—	—	108,194
Oil, Gas & Consumable Fuels	96,218	—	—	96,218
Personal Products	524,506	—	—	524,506
Pharmaceuticals	667,423	—	—	667,423
Professional Services	203,145	—	—	203,145
Real Estate Management & Development	20,002	—	—	20,002
Software	167,132	—	—	167,132
Specialty Retail	28,773	—	—	28,773
Tobacco	224,030	—	—	224,030
Trading Companies & Distributors	155,512	—	—	155,512
Total Common Stocks	4,101,868	—	—	4,101,868
Short-Term Investment
Investment Company	92,755	—	—	92,755
Total Assets	4,194,623	—	—	4,194,623
Liabilities:
Foreign Currency Forward Exchange Contract	—	(464)	—	(464)
Total	$4,194,623	$(464)	$—	$4,194,159

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Opportunity
Assets:
Common Stocks
Banks	$—	$13,175	$—	$13,175
Beverages	33,456	—	—	33,456
Biotechnology	7,668	—	—	7,668
Capital Markets	5,525	—	—	5,525
Commercial Services & Supplies	6	—	—	6
Diversified Consumer Services	26,247	—	—	26,247
Electronic Equipment, Instruments & Components	8,655	—	—	8,655
Food Products	30,341	—	—	30,341
Health Care Technology	5,566	—	—	5,566
Hotels, Restaurants & Leisure	15,436	—	—	15,436
Household Durables	9,535	—	—	9,535
Household Products	19,572	—	—	19,572
Information Technology Services	27,802	—	—	27,802
Internet & Direct Marketing Retail	17,151	—	—	17,151
Internet Software & Services	46,470	—	—	46,470
Media	10,792	—	—	10,792
Pharmaceuticals	8,432	—	—	8,432
Professional Services	7,361	—	—	7,361
Road & Rail	19,146	—	—	19,146
Software	6,951	—	—	6,951
Textiles, Apparel & Luxury Goods	42,636	—	—	42,636
Total Common Stocks	348,748	13,175	—	361,923
Participation Notes	—	3,996	—	3,996
Short-Term Investment
Investment Company	66,442	—	—	66,442
Call Option Purchased	—	128	—	128
Total Assets	$415,190	$17,299	$—	$432,489

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Opportunity	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$—	†	$80
Purchases	—		—
Sales	—		(98)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—	††	—
Change in unrealized appreciation (depreciation)	—		(43)
Realized gains (losses)	—		61
Ending Balance	$—		$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$—		$—

†	Includes one security which is valued at zero.
††	Corporate action valued at zero.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
International Real Estate
Assets:
Common Stocks
Diversified	$20,288	$—	$—	$20,288
Industrial	1,451	—	—	1,451
Lodging/Resorts	111	—	—	111
Office	5,913	—	—	5,913
Residential	3,055	—	85	3,140
Retail	8,073	—	—	8,073
Total Common Stocks	38,891	—	85	38,976
Right	—	4	—	4
Short-Term Investment
Investment Company	561	—	—	561
Total Assets	$39,452	$4	$85	$39,541

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

International Real Estate	Common Stock (000)
Beginning Balance	$153
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(68)
Realized gains (losses)	—
Ending Balance	$85

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$(68)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017.

International Real Estate	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range		Selected Value	Impact to Valuation from an increase in input
Residential
Common Stock	$85	Market Transaction Method	Transaction Valuation	$0.02	$0.02	$0.02	Increase
			Discount for Lack of Marketability	50.0%	50.0%	50.0%	Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Advantage
Assets:
Common Stocks
Aerospace & Defense	$8,769	$—	$—	$8,769
Capital Markets	7,605	—	—	7,605
Chemicals	1,543	—	—	1,543
Construction Materials	3,096	—	—	3,096
Diversified Financial Services	5,154	—	—	5,154
Health Care Equipment & Supplies	2,519	—	—	2,519
Hotels, Restaurants & Leisure	4,953	—	—	4,953
Information Technology Services	2,561	—	—	2,561
Internet & Direct Marketing Retail	10,277	—	—	10,277
Internet Software & Services	14,368	—	—	14,368
Machinery	1,148	—	—	1,148
Media	2,573	—	—	2,573
Pharmaceuticals	2,792	—	—	2,792
Professional Services	5,102	—	—	5,102
Road & Rail	3,643	—	—	3,643
Software	12,514	—	—	12,514
Specialty Retail	3,652	—	—	3,652
Textiles, Apparel & Luxury Goods	5,978	—	—	5,978
Total Common Stocks	98,247	—	—	98,247
Short-Term Investment
Investment Company	4,689	—	—	4,689
Call Options Purchased	—	43	—	43
Total Assets	$102,936	$43	$—	$102,979

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Growth
Assets:
Common Stocks
Aerospace & Defense	$283,202	$—	$—	$283,202
Biotechnology	60,484	—	—	60,484
Capital Markets	145,044	—	—	145,044
Construction Materials	120,347	—	—	120,347
Diversified Financial Services	147,178	—	—	147,178
Health Care Equipment & Supplies	182,046	—	—	182,046
Health Care Technology	275,189	—	—	275,189
Hotels, Restaurants & Leisure	194,607	—	—	194,607
Information Technology Services	97,378	—	—	97,378
Internet & Direct Marketing Retail	392,181	—	—	392,181
Internet Software & Services	663,106	—	—	663,106
Life Sciences Tools & Services	189,473	—	—	189,473
Road & Rail	99,171	—	—	99,171
Semiconductors & Semiconductor Equipment	39,091	—	—	39,091
Software	625,133	—	—	625,133
Textiles, Apparel & Luxury Goods	139,135	—	—	139,135
Total Common Stocks	3,652,765	—	—	3,652,765
Preferred Stocks	—	—	140,434	140,434
Short-Term Investments
Investment Company	139,997	—	—	139,997
Repurchase Agreements	—	2,911	—	2,911
Total Short-Term Investments	139,997	2,911	—	142,908
Call Options Purchased	1,660	—	—	1,660
Total Assets	$3,794,422	$2,911	$140,434	$3,937,767

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Growth	Preferred Stocks (000)
Beginning Balance	$139,530
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	904
Realized gains (losses)	—
Ending Balance	$140,434

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$904

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Growth	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Electronic Equipment, Instuments & Components
Preferred Stock	$20,949	Market Transaction Method	Pending Private Placement	$25.65		$25.65		$25.65		Increase

Internet & Direct Marketing Retail
Preferred Stocks	$53,197	Discounted Cash Flow	Weighted Average Cost of Capital	15.5%		17.5%		16.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	10.7	x	15.4	x	10.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

	$18,318	Market Transaction Method	Precedent Transaction	$88.11		$88.11		$88.11		Increase

	$44,718	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.0	x	8.7	x	5.4	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Preferred Stock	$3,252	Market Transaction Method	Precedent Transactions	$8.15		$9.05		$8.60		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	2.5	x	8.9	x	4.7	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Insight
Assets:
Common Stocks
Aerospace & Defense	$4,028	$—	$—	$4,028
Auto Components	1,763	—	—	1,763
Automobiles	4,066	—	—	4,066
Banks	1,892	—	—	1,892
Biotechnology	3,581	—	—	3,581
Chemicals	7,510	—	—	7,510
Commercial Services & Supplies	2,091	—	—	2,091
Diversified Financial Services	5,288	—	—	5,288
Energy Equipment & Services	1,124	—	—	1,124
Food Products	1,126	—	—	1,126
Health Care Equipment & Supplies	2,661	—	—	2,661
Hotels, Restaurants & Leisure	1,415	—	—	1,415
Insurance	1,932	—	—	1,932
Internet Software & Services	4,180	—	—	4,180
Leisure Products	926	—	—	926
Machinery	6,131	—	—	6,131
Media	7,615	—	—	7,615
Metals & Mining	780	—	—	780
Multi-Line Retail	2,251	—	—	2,251
Pharmaceuticals	5,092	—	—	5,092
Software	411	—	—	411
Specialty Retail	2,089	—	—	2,089
Tech Hardware, Storage & Peripherals	1,726	—	—	1,726
Trading Companies & Distributors	2,308	—	—	2,308
Transportation Infrastructure	3,731	—	—	3,731
Total Common Stocks	75,717	—	—	75,717
Short-Term Investments
Investment Company	16,015	—	—	16,015
Repurchase Agreement	—	290	—	290
Total Short-Term Investments	16,015	290	—	16,305
Total Assets	$91,732	$290	$—	$92,022

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Small Company Growth
Assets:
Common Stocks
Biotechnology	$11,927	$—	$—	$11,927
Construction Materials	13,018	—	—	13,018
Consumer Finance	3,909	—	—	3,909
Health Care Equipment & Supplies	6,568	—	—	6,568
Health Care Providers & Services	23,732	—	—	23,732
Health Care Technology	62,316	—	—	62,316
Hotels, Restaurants & Leisure	55,717	—	—	55,717
Internet & Direct Marketing Retail	11,319	—	—	11,319
Internet Software & Services	89,841	—	—	89,841
Machinery	22,785	—	—	22,785
Multi-Line Retail	6,153	—	—	6,153
Personal Products	4,481	—	—	4,481
Professional Services	14,680	—	—	14,680
Software	46,410	—	—	46,410
Specialty Retail	11,660	—	—	11,660
Thrifts & Mortgage Finance	2,126	—	—	2,126
Total Common Stocks	386,642	—	—	386,642
Preferred Stocks	—	—	21,201	21,201
Short-Term Investments
Investment Company	53,407	—	—	53,407
Repurchase Agreement	—	8,182	—	8,182
Total Short-Term Investments	53,407	8,182	—	61,589
Call Options Purchased	—	181	—	181
Total Assets	$440,049	$8,363	$21,201	$469,613

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Small Company Growth	Common Stock (000)		Preferred Stocks (000)	Promissory Notes (000)
Beginning Balance	$—	†	$62,200	$— †
Purchases	—		—	—
Sales	—		(40,595)	—
Amortization of discount	—		—	(1)
Transfers in	—		—	—
Transfers out	—		—	—
Corporate actions	—	††	(8,700)	(2,337)
Change in unrealized appreciation (depreciation)	—		(4,358)	2,338
Realized gains (losses)	—		12,654	—
Ending Balance	$—		$21,201	$—

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2017	$—		$383	$—

†	Includes one or more securities which are valued at zero.
††	Corporate action valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Small Company Growth	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input	Range				Selected Value		Impact to Valuation from an increase in input

Health Care Technology
Preferred Stock	$5,884	Discounted Cash Flow	Weighted Average Cost of Capital	17.0%		19.0%		18.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	6.1	x	22.0	x	6.8	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Internet Software & Services
Preferred Stock	$2,744	Discounted Cash Flow	Weighted Average Cost of Capital	19.0%		21.0%		20.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.0	x	9.0	x	4.5	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

Software
Preferred Stocks	$9,529	Discounted Cash Flow	Weighted Average Cost of Capital	15.0%		17.0%		16.0%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.6	x	10.1	x	6.3	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

	$3,044	Discounted Cash Flow	Weighted Average Cost of Capital	17.5%		19.5%		18.5%		Decrease
			Perpetual Growth Rate	3.0%		4.0%		3.5%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	1.3	x	8.4	x	5.3	x	Increase
			Discount for Lack of Marketability	20.0%		20.0%		20.0%		Decrease

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
US Core
Assets:
Common Stocks
Aerospace & Defense	$581	$—	$—	$581
Banks	616	—	—	616
Biotechnology	749	—	—	749
Capital Markets	1,226	—	—	1,226
Electrical Equipment	92	—	—	92
Energy Equipment & Services	264	—	—	264
Equity Real Estate Investment Trusts (REITs)	237	—	—	237
Health Care Equipment & Supplies	232	—	—	232
Health Care Providers & Services	653	—	—	653
Hotels, Restaurants & Leisure	1,335	—	—	1,335
Household Durables	140	—	—	140
Information Technology Services	794	—	—	794
Internet & Direct Marketing Retail	652	—	—	652
Internet Software & Services	677	—	—	677
Machinery	552	—	—	552
Media	654	—	—	654
Multi-Line Retail	81	—	—	81
Pharmaceuticals	202	—	—	202
Semiconductors & Semiconductor Equipment	902	—	—	902
Software	497	—	—	497
Tech Hardware, Storage & Peripherals	551	—	—	551
Total Common Stocks	11,687	—	—	11,687
Short-Term Investment
Investment Company	182	—	—	182
Total Assets	$11,869	$—	$—	$11,869

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
U.S. Real Estate
Assets:
Common Stocks
Apartments	$75,007	$—	$—	$75,007
Commercial Financing	6,064	—	—	6,064
Data Centers	21,489	—	—	21,489
Diversified	49,279	—	—	49,279
Free Standing	6,042	—	—	6,042
Health Care	48,515	—	—	48,515
Industrial	32,384	—	885	33,269
Lodging/Resorts	47,250	—	—	47,250
Manufactured Homes	2,505	—	—	2,505
Office	105,614	—	1,899	107,513
Regional Malls	142,803	—	—	142,803
Self Storage	47,500	—	—	47,500
Shopping Centers	31,010	—	—	31,010
Single Family Homes	9,451	—	—	9,451
Specialty	6,419	—	—	6,419
Total Common Stocks	631,332	—	2,784	634,116
Short-Term Investment
Investment Company	3,825	—	—	3,825
Total Assets	$635,157	$—	$2,784	$637,941

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

U.S. Real Estate	Common Stocks (000)
Beginning Balance	$14,538
Purchases	—
Sales	(7,816)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	(1,949)
Change in unrealized appreciation (depreciation)	(2,939)
Realized gains (losses)	950
Ending Balance	$2,784

Net change in unrealized appreciation from investments still held as of September 30, 2017	$(1,315)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2017.

U.S. Real Estate	Fair Value at September 30, 2017 (000)	Valuation Technique	Unobservable Input
Industrial
Common Stock	$885	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

Office
Common Stock	$1,899	Reported Capital Balance, Adjusted for Subsequent Capital Calls, Return of Capital and Significant Market Changes between last Capital Statement and Valuation Date	Adjusted Capital Balance

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Emerging Markets Fixed Income Opportunities
Assets:
Fixed Income Securities
Corporate Bonds	$—	$7,738	$—	$7,738
Sovereign	—	15,112	—	15,112
Total Fixed Income Securities	—	22,850	—	22,850
Warrant	—	2	—	2
Short-Term Investments
Investment Company	2,088	—	—	2,088
Sovereign	—	781	—	781
U.S. Treasury Security	—	30	—	30
Total Short-Term Investments	2,088	811	—	2,899
Foreign Currency Forward Exchange Contracts	—	32	—	32
Futures Contract	2	—	—	2
Total Assets	2,090	23,695	—	25,785
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(50)	—	(50)
Total	$2,090	$23,645	$—	$25,735

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Company recognizes transfers between the levels as of the end of the period. As of September 30, 2017, the Company did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Company’s principal executive officer and principal financial officer have concluded that the Company’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Company in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Company’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Company’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
November 16, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 16, 2017